UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                      811-6322

Exact name of registrant as specified in charter:        Delaware Pooled Trust

Address of principal executive offices:                  2005 Market Street
                                                         Philadelphia, PA 19103

Name and address of agent for service:                   David F. Connor, Esq.
                                                         2005 Market Street
                                                         Philadelphia, PA 19103

Registrant's telephone number, including area code:      (800) 523-1918

Date of fiscal year end:                                 October 31

Date of reporting period:                                July 31, 2006

Item 1. Schedule of Investments (Unaudited)


Delaware Pooled Trust - The All-Cap Growth Equity Portfolio

July 31, 2006


                                                                                                     Number of          Market
                                                                                                     Shares             Value
Common Stock - 96.43% \

Basic Industry/Capital Goods - 2.43%
Graco                                                                                                        3,400       $  133,586
Newmont Mining                                                                                               1,200           61,476
Praxair                                                                                                      2,600          142,584
                                                                                                                            _______

                                                                                                                            337,646
                                                                                                                            _______
Business Services - 8.65%
Expeditors International Washington                                                                          8,200          372,854
First Data                                                                                                   6,300          257,355
+ Global Cash Access Holdings                                                                               28,600          428,428
Paychex                                                                                                      4,200          143,556
                                                                                                                            _______

                                                                                                                          1,202,193
                                                                                                                          _________
Consumer Non-Durables - 11.83%
Best Buy                                                                                                     1,300           58,942
+ Blue Nile                                                                                                 11,200          295,008
+ NetFlix                                                                                                   46,200          955,878
Staples                                                                                                      6,400          138,368
Walgreen                                                                                                     4,200          196,476
                                                                                                                            _______

                                                                                                                          1,644,672
                                                                                                                          _________
Consumer Services - 27.50%
+ Apollo Group Class A                                                                                       3,400          160,888
+ eBay                                                                                                      28,500          685,994
IHOP                                                                                                         9,500          431,870
International Game Technology                                                                                6,300          243,558
Jackson Hewitt Tax Service                                                                                   9,900          337,887
+ MGM MIRAGE                                                                                                 5,900          209,686
+ Select Comfort                                                                                            13,250          266,988
Strayer Education                                                                                            4,600          498,410
+ Viacom Class B                                                                                             8,000          278,800
Weight Watchers International                                                                               10,400          416,104
+ XM Satellite Radio Holdings Class A                                                                       25,300          293,480
                                                                                                                            _______

                                                                                                                          3,823,665
                                                                                                                          _________
Energy - 1.33%
EOG Resources                                                                                                2,500          185,375
                                                                                                                            _______

                                                                                                                            185,375
                                                                                                                            _______
Financials - 5.01%
Chicago Mercantile Exchange Holdings                                                                           500          230,600
+ IntercontinentalExchange                                                                                   2,500          149,000
+ NETeller                                                                                                  10,300           73,208
optionsXpress Holdings                                                                                       9,300          243,474
                                                                                                                            _______

                                                                                                                            696,282
                                                                                                                            _______
Health Care - 18.26%
Allergan                                                                                                     6,300          679,455
+ Genentech                                                                                                  5,200          420,264
+ Myogen                                                                                                     2,600           80,236
UnitedHealth Group                                                                                          16,900          808,327
+ Zimmer Holdings                                                                                            8,700          550,188
                                                                                                                            _______

                                                                                                                          2,538,470
                                                                                                                          _________
Technology - 21.42%
+ Google Class A                                                                                               550          212,630
+ Intuit                                                                                                    13,800          426,006
+ NAVTEQ                                                                                                    11,700          329,706
QUALCOMM                                                                                                    17,300          609,998
+ SanDisk                                                                                                   15,600          727,896
+ Seagate Technology                                                                                        22,600          524,320
Sprint Nextel                                                                                                7,400          146,520
                                                                                                                            _______

                                                                                                                          2,977,076
                                                                                                                          _________

Total Common Stock (cost $14,156,134)                                                                                    13,405,379
                                                                                                                         __________


                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 3.98%

With BNP Paribas 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $293,042,
collateralized by $178,300 U.S. Treasury Bills
due 1/25/07, market value $173,956,
$88,600 U.S. Treasury Notes 3.375%
due 9/15/09, market value $85,748 and
$37,100 U.S. Treasury Notes 6.00%
due 8/15/09, market value $39,245)                                                                        $293,000          293,000

With Cantor Fitzgerald 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $148,622,
collateralized by $22,300 U.S. Treasury Notes
3.00% due 2/15/09, market value $21,570,
$16,800 U.S. Treasury Notes 3.625%
due 7/15/09, market value $16,244,
$37,100 U.S. Treasury Notes 3.875%
due 5/15/09, market value $36,409,
$37,100 U.S. Treasury Notes 5.50%
due 5/15/09, market value $38,133 and
$37,100 U.S. Treasury Notes 6.00%
due 8/15/09, market value $39,245)                                                                         148,600          148,600

With UBS Warburg 5.20% 8/1/06
(dated 7/31/06, to be repurchased at $111,416,
collateralized by $116,000 U.S. Treasury Notes
3.875% due 5/15/09, market value $113,704)                                                                 111,400          111,400
                                                                                                                            _______

Total Repurchase Agreements (cost $553,000)                                                                                 553,000
                                                                                                                            _______

Total Market Value of Securities - 100.41%
     (cost $14,709,134)                                                                                                  13,958,379

Liabilities Net of Receivables and Other Assets (See Notes) - (0.41%)                                                       (56,386)
                                                                                                                             ______

Net Assets Applicable to 2,653,381 Shares Outstanding - 100.00%                                                         $13,901,993
                                                                                                                        ___________

+ Non-income producing security for the period ended July 31, 2006.

\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.


________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled
Trust - The All-Cap Growth Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements -The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                  $14,709,134
                                     ___________

Aggregate unrealized appreciation        985,402
Aggregate unrealized depreciation     (1,736,157)
                                     ___________

Net unrealized depreciation          $  (750,755)
                                     ___________

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $5,848,740 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,243,860 expires in 2009, $2,008,163 expires in 2010, and $596,717 in 2011.

3. Credit and Market Risks

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At July 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust-The Core Focus Fixed Income Portfolio
___________________________________________________________

July 31, 2006

                                                                                                       Principal           Market
                                                                                                       Amount              Value
                                                                                                       (U.S.$)             (U.S.$)
Agency Asset-Backed Securities- 0.12%

Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33                                                 $63,701          $63,037
                                                                                                                           ________

Total Agency Asset-Backed Securities (cost $63,111)                                                                          63,037
                                                                                                                            _______

Agency Collateralized Mortgage Obligations- 1.39%

Fannie Mae
     Series 1996-46 ZA 7.50% 11/25/26                                                                       17,304           18,421
     Series 2002-90 A1 6.50% 6/25/42                                                                         4,378            4,416
     Series 2002-90 A2 6.50% 11/25/42                                                                       15,556           15,742
     Series 2003-122 AJ 4.50% 2/25/28                                                                       30,183           29,075
     Series 2005-110 MB 5.50% 9/25/35                                                                      130,000          128,800
Fannie Mae Grantor Trust
     Series 2001-T8 A2 9.50% 7/25/41                                                                        17,496           18,775
     Series 2002-T4 A3 7.50% 12/25/41                                                                       10,891           11,237
Fannie Mae Whole Loan
     Series 2004-W9 2A1 6.50% 2/25/44                                                                       20,146           20,447
     Series 2004-W11 1A2 6.50% 5/25/44                                                                      34,691           35,214
Freddie Mac
     Series 1730 Z 7.00% 5/15/24                                                                            22,068           23,059
     Series 2326 ZQ 6.50% 6/15/31                                                                           46,714           48,364
     Series 2480 EH 6.00% 11/15/31                                                                           2,518            2,515
     Series 2662 MA 4.50% 10/15/31                                                                          49,937           48,626
     Series 2872 GC 5.00% 11/15/29                                                                          45,000           43,431
     Series 2890 PC 5.00% 7/15/30                                                                           70,000           67,537
     Series 2915 KP 5.00% 11/15/29                                                                          40,000           38,621
     Series 3022 MB 5.00% 12/15/28                                                                          35,000           34,029
     Series 3063 PC 5.00% 2/15/29                                                                          110,000          106,806
/ Freddie Mac Structured Pass-Through Securities
     Series T-54 2A 6.50% 2/25/43                                                                            5,836            5,906
     Series T-58 2A 6.50% 9/25/43                                                                           25,243           25,570
                                                                                                                             ______

Total Agency Collateralized Mortgage Obligations (cost $735,829)                                                            726,591
                                                                                                                            _______

Agency Mortgage-Backed Securities- 25.03%

Fannie Mae
     6.171% 5/1/09                                                                                           4,657            4,691
     6.50% 8/1/17                                                                                           25,208           25,539
     6.765% 1/1/07                                                                                          30,773           30,696
Fannie Mae Relocation 30 yr
     5.00% 11/1/33                                                                                          33,618           32,221
     5.00% 1/1/34                                                                                           12,623           12,078
     5.00% 8/1/34                                                                                           16,522           15,810
     5.00% 11/1/34 Pool 796171                                                                              49,870           47,719
     5.00% 11/1/34 Pool 802472                                                                              29,433           28,164
     5.00% 1/1/36                                                                                          270,112          257,788
     5.00% 2/1/36                                                                                          222,059          211,789
Fannie Mae S.F. 15 yr
     4.50% 8/1/19                                                                                           16,964           16,232
     5.00% 10/1/18                                                                                          25,484           24,847
     5.00% 2/1/19                                                                                           37,260           36,259
     5.00% 1/1/20                                                                                           24,849           24,150
     5.00% 6/1/20                                                                                            4,392            4,268
     5.00% 2/1/21                                                                                           14,580           14,165

     5.50% 4/1/21                                                                                           19,432           19,231
     7.00% 11/1/14                                                                                           5,413            5,564
Fannie Mae S.F. 15 yr TBA
     5.00% 8/1/20                                                                                          410,000          398,213
     5.50% 8/25/20                                                                                       1,465,000        1,449,434
Fannie Mae S.F. 20 yr 5.50% 8/1/25                                                                         132,050          129,409
Fannie Mae S.F. 30 yr
     5.00% 3/1/34                                                                                           61,923           58,904
     5.00% 5/1/34                                                                                           21,768           20,679
     5.00% 1/1/35                                                                                           34,036           32,334
     5.00% 5/1/35                                                                                           58,382           55,299
     5.00% 6/1/35                                                                                           96,627           91,524
     5.00% 3/1/36                                                                                          128,283          121,428
     5.00% 4/1/36                                                                                           94,199           89,165
     5.50% 3/1/29                                                                                           60,115           58,687
     5.50% 4/1/29                                                                                           61,584           60,122
     5.50% 2/1/35                                                                                          136,995          133,442
     5.50% 5/1/35 Pool 813980                                                                               95,608           92,949
     5.50% 5/1/35 Pool 824592                                                                               29,735           28,908
     5.50% 12/1/35 Pool 256022                                                                             147,279          143,183
     5.50% 12/1/35 Pool 864459                                                                              64,184           62,398
     5.50% 4/1/36 Pool 256196                                                                              118,550          115,179
     5.50% 4/1/36 Pool 868493                                                                               44,164           42,908
     5.50% 4/1/36 Pool 868658                                                                              119,541          116,142
     5.50% 4/1/36 Pool 881071                                                                              129,570          125,886
     5.50% 5/1/36                                                                                          104,173          101,211
     6.00% 9/1/34                                                                                            3,645            3,631
     6.00% 11/1/34                                                                                          22,410           22,326
     6.00% 10/1/35                                                                                          41,996           41,773
     6.00% 4/1/36                                                                                          114,481          113,801
     6.50% 6/1/29                                                                                           24,803           25,237
     6.50% 1/1/34                                                                                           18,441           18,717
     6.50% 4/1/36 Pool 846348                                                                               16,889           17,095
     6.50% 4/1/36 Pool 869712                                                                               38,428           38,897
     7.00% 12/1/34                                                                                           9,105            9,341
     7.00% 12/1/35                                                                                          10,711           10,988
     7.50% 6/1/31                                                                                            7,276            7,539
     7.50% 4/1/32                                                                                            5,314            5,495
     7.50% 5/1/33                                                                                           24,658           25,497
     7.50% 6/1/34                                                                                           13,395           13,852
Fannie Mae S.F. 30 yr TBA
     5.00% 8/1/36                                                                                        1,685,000        1,594,958
     5.50% 8/1/36                                                                                        2,925,000        2,840,905
     6.00% 8/1/36                                                                                        2,115,000        2,101,780
     6.50% 8/1/36                                                                                          213,000          215,529
     7.00% 8/1/36                                                                                          110,000          112,819
     7.50% 8/1/36                                                                                          225,000          232,594
~ Freddie Mac ARM 3.914% 4/1/34                                                                             20,206           20,073
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                                   70,641           67,816
Freddie Mac S.F. 15 yr 4.00% 2/1/14                                                                         15,838           15,106
Freddie Mac S.F. 20 yr 5.50% 9/1/24                                                                         85,775           84,301
Freddie Mac S.F. 30 yr
     5.00% 3/1/34                                                                                           57,429           54,504
     5.00% 2/1/36                                                                                           24,909           23,578
     5.50% 11/1/33                                                                                          49,715           48,519
     6.50% 10/1/33                                                                                          13,538           13,745
     7.00% 11/1/33                                                                                           5,375            5,526
Freddie Mac S.F. 30 yr TBA
     5.00% 8/1/36                                                                                          490,000          463,356
     6.00% 8/1/36                                                                                          525,000          522,047
Government National Mortgage Association S.F. 30 yr 7.50% 1/15/32                                           10,943           11,398
                                                                                                                             ______

Total Agency Mortgage-Backed Securities (cost $13,072,663)                                                               13,121,358
                                                                                                                         __________

Agency Obligations- 1.28%

Fannie Mae
     3.375% 12/15/08                                                                                       140,000          134,331
   ^ 5.689% 10/9/19                                                                                        210,000           98,025
     6.625% 9/15/09                                                                                         80,000           83,258
Federal Home Loan Bank
     4.25% 9/14/07                                                                                         135,000          133,403
     4.875% 11/15/06                                                                                        20,000           19,962
Freddie Mac 4.125% 4/2/07                                                                                  205,000          203,257
                                                                                                                            _______

Total Agency Obligations (cost $675,933)                                                                                    672,236
                                                                                                                            _______

Commercial Mortgage-Backed Securities- 3.47%

~ Bank of America Commercial Mortgage Securities Series 2006-3 A4 5.889% 7/10/44                           345,000          348,773
/ Commercial Mortgage Pass-Through Certificates
   # Series 2001-J1A A2 144A 6.457% 2/14/34                                                                 24,176           24,903
     Series 2006-C7 A2 5.69% 6/10/46                                                                        85,000           85,519
~ Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39                             45,000           44,732
# Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                                  25,000           24,406
DLJ Commercial Mortgage Series 1998-CF1 A3 6.70% 2/18/31                                                   120,000          121,891
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                                58,795           59,520
General Electric Capital Commercial Mortgage
     Series 2002-1A A3 6.269% 12/10/35                                                                      65,000           67,149
     Series 2005-C3 A3FX 4.863% 7/10/45                                                                     80,000           78,213
~# GS Mortgage Securities II Series 2006-RR2 A1 144A 5.816% 8/23/36                                        105,000          103,955
# Hilton Hotel Pool Trust Series 2000-HLTA A1 144A 7.055% 10/3/15                                           13,699           14,157
JPMorgan Chase Commercial Mortgage Securities
     Series 2002-C1 A3 5.376% 7/12/37                                                                      100,000           99,087
     Series 2003-C1 A2 4.985% 1/12/37                                                                      254,000          245,685
   ~ Series 2006-LDP7 AJ 6.066% 4/15/45                                                                    115,000          116,195
  ~# Series 2006-RR1A A1 144A 5.609% 10/18/52                                                               80,000           78,328
Lehman Brothers-UBS Commercial Mortgage Trust
     Series 2002-C1 A4 6.462% 3/15/31                                                                       60,000           62,543
     Series 2005-C5 A2 4.885% 9/15/30                                                                      150,000          147,054
     Series 2006-C1 A2 5.084% 2/15/31                                                                       30,000           29,522
# Tower 144A
     Series 2006-1 B 5.588% 2/15/36                                                                         30,000           29,662
     Series 2006-1 C 5.707% 2/15/36                                                                         40,000           39,597
                                                                                                                            _______

Total Commercial Mortgage-Backed Securities (cost $1,830,961)                                                             1,820,891
                                                                                                                          _________

Corporate Bonds- 28.83%

Banking - 4.41%
~# Banco Santander 144A 5.633% 12/9/09                                                                      55,000           55,050
Credit Suisse First Boston USA 6.125% 11/15/11                                                              75,000           76,842
First Union Institutional Capital II 7.85% 1/1/27                                                          160,000          167,146
~# Glitnir Banki 144A 6.693% 6/15/16                                                                       100,000          100,363
HSBC Holdings 6.50% 5/2/36                                                                                 100,000          101,780
# Kaupthing Bank 144A 7.125% 5/19/16                                                                       125,000          126,570
~ MUFG Capital Finance 1 6.346% 7/29/49                                                                    100,000           97,989
Popular North America
     4.25% 4/1/08                                                                                          135,000          131,852
   ~ 5.886% 4/6/09                                                                                          70,000           70,196
Popular North America Capital Trust I 6.564% 9/15/34                                                        85,000           78,750
~# Rabobank Capital Funding II 144A 5.26% 12/29/49                                                          50,000           47,775
~ RBS Capital Trust I 4.709% 12/29/49                                                                       85,000           77,986
Regions Financial 7.00% 3/1/11                                                                               5,000            5,291
~# Resona Bank 144A 5.85% 9/29/49                                                                          200,000          190,558
~# Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49                                          210,000          214,303
~# Shinsei Finance Cayman 144A 6.418% 1/29/49                                                              100,000           97,039
Sovereign Capital Trust VI 7.908% 6/13/36                                                                  115,000          121,904
~# Sumitomo Mitsui Banking 144A 5.625% 7/29/49                                                             100,000           95,046
~ Suntrust Bank 5.588% 4/2/08                                                                               15,000           15,030
~ UBS Preferred Funding Trust V 6.243% 5/29/49                                                             120,000          119,728
# Wachovia Capital Trust I 144A 7.64% 1/15/27                                                              155,000          161,805

~ Wachovia Capital Trust III 5.80% 8/29/49                                                                 165,000          162,489
                                                                                                                            _______

                                                                                                                          2,315,492
                                                                                                                          _________
Basic Industries- 0.79%
Barrick Gold Finance 7.50% 5/1/07                                                                           45,000           45,621
Lubrizol 4.625% 10/1/09                                                                                     40,000           38,778
# Southern Copper 144A 7.50% 7/27/35                                                                       145,000          144,200
# Stora Enso Oyj 144A 7.25% 4/15/36                                                                        100,000          100,289
Weyerhaeuser 7.125% 7/15/23                                                                                 85,000           84,725
                                                                                                                             ______

                                                                                                                            413,613
                                                                                                                            _______
Brokerage - 1.57%
~ Ameriprise Financial 7.518% 6/1/66                                                                       130,000          133,927
AMVESCAP 4.50% 12/15/09                                                                                    150,000          144,624
Goldman Sachs Group 6.345% 2/15/34                                                                          90,000           86,327
Merrill Lynch 6.05% 5/16/16                                                                                230,000          230,935
Morgan Stanley 5.375% 10/15/15                                                                             100,000           95,937
Nuveen Investments 5.00% 9/15/10                                                                           135,000          130,960
                                                                                                                            _______

                                                                                                                            822,710
                                                                                                                            _______
Capital Goods - 0.35%
General Electric 5.00% 2/1/13                                                                              115,000          111,466
Honeywell International 5.70% 3/15/36                                                                       60,000           57,476
York International 6.625% 8/15/06                                                                           15,000           15,003
                                                                                                                             ______

                                                                                                                            183,945
                                                                                                                            _______
Communications - 3.93%
AT&T
     7.30% 11/15/11                                                                                        120,000          128,571
     8.00% 11/15/31                                                                                         45,000           52,659
BellSouth 4.20% 9/15/09                                                                                     55,000           52,820
British Telecommunications 8.875% 12/15/30                                                                  65,000           82,169
Comcast
   ~ 5.80% 7/14/09                                                                                          65,000           65,133
     6.50% 11/15/35                                                                                         55,000           52,808
Cox Communications 4.625% 1/15/10                                                                           80,000           76,925
Embarq 6.738% 6/1/13                                                                                        80,000           80,878
GTE California 7.65% 3/15/07                                                                                70,000           70,863
News America Holdings 7.75% 12/1/45                                                                         65,000           69,599
Sprint Capital
     7.625% 1/30/11                                                                                        125,000          133,541
     8.75% 3/15/32                                                                                         150,000          183,226
Telecom Italia Capital
     4.00% 1/15/10                                                                                          55,000           51,809
   ~ 6.108% 7/18/11                                                                                        150,000          150,265
     6.20% 7/18/11                                                                                          60,000           60,501
     7.20% 7/18/36                                                                                          90,000           92,068
Telefonica Emisones
   ~ 5.714% 6/19/09                                                                                        110,000          110,173
     5.984% 6/20/11                                                                                         75,000           75,409
     6.421% 6/20/16                                                                                         75,000           76,072
     7.045% 6/20/36                                                                                        150,000          154,558
Telefonos de Mexico 4.50% 11/19/08                                                                         170,000          165,986
Thomson 5.75% 2/1/08                                                                                        50,000           50,057
Time Warner Entertainment 8.375% 3/15/23                                                                    25,000           27,856
                                                                                                                             ______

                                                                                                                          2,063,946
                                                                                                                          _________
Consumer Cyclical - 2.82%
Centex
     4.875% 8/15/08                                                                                         35,000           34,332
   ~ 5.399% 8/1/07                                                                                         180,000          180,190
     6.50% 5/1/16                                                                                           10,000            9,854
CVS 3.875% 11/1/07                                                                                          15,000           14,692
~ DaimlerChrysler
     5.679% 10/31/08                                                                                        15,000           15,081
     5.74% 3/13/09                                                                                         125,000          125,220
DR Horton 5.25% 2/15/15                                                                                     10,000            8,916

Fortune Brands 5.125% 1/15/11                                                                               75,000           72,709
Home Depot 5.40% 3/1/16                                                                                     70,000           68,187
Johnson Controls 5.00% 11/15/06                                                                             20,000           19,949
Kohl's 6.30% 3/1/11                                                                                         35,000           35,954
May Department Stores 3.95% 7/15/07                                                                        140,000          137,629
Penney (J.C.)
     7.625% 3/1/97                                                                                         135,000          136,237
     8.00% 3/1/10                                                                                           60,000           64,219
Procter & Gamble 6.875% 9/15/09                                                                             60,000           62,620
Tandy 6.95% 9/1/07                                                                                          20,000           20,154
Target 5.875% 3/1/12                                                                                        30,000           30,546
Time Warner 8.18% 8/15/07                                                                                  245,000          251,298
# Viacom 144A
   ~ 5.691% 6/16/09                                                                                        120,000          120,085
     5.75% 4/30/11                                                                                          70,000           68,766
                                                                                                                             ______

                                                                                                                          1,476,638
                                                                                                                          _________
Consumer Non-Cyclical - 1.98%
Altria Group 7.65% 7/1/08                                                                                  125,000          129,682
AmerisourceBergen 5.875% 9/15/15                                                                           115,000          109,252
Anheuser-Busch 5.75% 4/1/36                                                                                 65,000           62,362
Boston Scientific 6.40% 6/15/16                                                                             90,000           88,923
Kroger 6.375% 3/1/08                                                                                        75,000           75,727
Medco Health Solutions 7.25% 8/15/13                                                                       145,000          155,204
MedPartners 7.375% 10/1/06                                                                                 250,000          250,624
Medtronic 4.75% 9/15/15                                                                                     15,000           13,881
UST 6.625% 7/15/12                                                                                          40,000           41,547
Wyeth 5.50% 2/1/14                                                                                         110,000          107,948
                                                                                                                            _______

                                                                                                                          1,035,150
                                                                                                                          _________
Electric - 3.50%
~ Alabama Power Capital Trust IV 4.75% 10/1/42                                                             140,000          138,681
Ameren 4.263% 5/15/07                                                                                       90,000           89,089
America Electric Power 4.706% 8/16/07                                                                       75,000           74,322
Avista 7.75% 1/1/07                                                                                         30,000           30,231
CC Fund Trust I 6.90% 2/16/07                                                                               45,000           45,280
Consumers Energy 6.00% 2/15/14                                                                              55,000           54,887
Dominion Resources 5.687% 5/15/08                                                                           55,000           55,060
Duke Capital
     4.331% 11/16/06                                                                                        45,000           44,806
     5.668% 8/15/14                                                                                         90,000           87,020
FPL Group Capital 4.086% 2/16/07                                                                            70,000           69,483
Georgia Power
     4.875% 7/15/07                                                                                         25,000           24,865
   ~ 4.875% 11/1/42                                                                                         85,000           83,908
# MidAmerican Energy Holdings 144A 6.125% 4/1/36                                                            65,000           62,757
~ Nisource Finance 5.764% 11/23/09                                                                          80,000           80,187
Northern States Power 6.25% 6/1/36                                                                         100,000          102,108
Oncor Electric Delivery 7.00% 5/1/32                                                                        30,000           31,762
Pepco Holdings
     5.50% 8/15/07                                                                                         100,000           99,907
   ~ 5.856% 6/1/10                                                                                         105,000          105,417
# Power Contract Financing 144A 6.256% 2/1/10                                                               70,000           70,309
~ Progress Energy 5.957% 1/15/10                                                                            75,000           75,320
PSEG Funding Trust I 5.381% 11/16/07                                                                       175,000          174,317
PSEG Power 5.50% 12/1/15                                                                                    90,000           85,800
Southern Capital Funding 5.30% 2/1/07                                                                      115,000          114,618
Xcel Energy 6.50% 7/1/36                                                                                    35,000           35,159
                                                                                                                             ______

                                                                                                                          1,835,293
                                                                                                                          _________
Energy - 0.58%
# Canadian Oil Sands 144A 4.80% 8/10/09                                                                     15,000           14,590
Nexen 5.875% 3/10/35                                                                                        30,000           27,199
Talisman Energy 5.125% 5/15/15                                                                              40,000           37,649
# TNK-BP Finance 144A 7.50% 7/18/16                                                                        100,000          101,294

Valero Energy 6.125% 4/15/07                                                                                15,000           15,039
Weatherford International
     4.95% 10/15/13                                                                                         40,000           37,907
     5.50% 2/15/16                                                                                          75,000           72,490
                                                                                                                             ______

                                                                                                                            306,168
                                                                                                                            _______
Financials - 1.83%
~ America Express 6.80% 9/1/66                                                                              70,000           70,839
American General Finance 4.875% 7/15/12                                                                     65,000           62,246
~ HSBC Finance Capital Trust IX 5.911% 11/30/35                                                            100,000           97,594
Residential Capital
     6.00% 2/22/11                                                                                          90,000           88,403
     6.125% 11/21/08                                                                                       100,000           99,403
     6.375% 6/30/10                                                                                         82,000           81,794
   ~ 6.489% 11/21/08                                                                                        50,000           50,462
     6.50% 4/17/13                                                                                         120,000          119,540
     6.875% 6/30/15                                                                                        285,000          289,521
                                                                                                                            _______

                                                                                                                            959,802
                                                                                                                            _______
Industrial - Other - 0.24%
President and Fellows of Harvard College 6.30% 10/1/37                                                     125,000          126,067
                                                                                                                            _______

                                                                                                                            126,067
                                                                                                                            _______
Insurance - 3.33%
Allied World Assurance 7.50% 8/1/16                                                                         25,000           25,234
AmerUs Group 6.583% 5/16/11                                                                                130,000          131,164
# Farmers Exchange Capital 144A 7.05% 7/15/28                                                              100,000           97,224
# Farmers Insurance Exchange 144A 6.00% 8/1/14                                                              35,000           34,059
Humana 6.45% 6/1/16                                                                                         75,000           75,506
Marsh & McLennan
     5.15% 9/15/10                                                                                         225,000          219,817
     5.375% 3/15/07                                                                                        140,000          139,781
   ~ 5.64% 7/13/07                                                                                          10,000            9,999
MetLife
     5.00% 6/15/15                                                                                          45,000           42,343
     5.70% 6/15/35                                                                                          20,000           18,387
# Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                            40,000           45,120
# Nippon Life Insurance 144A 4.875% 8/9/10                                                                  60,000           58,178
~/# North Front Pass-Through Trust 144A 5.81% 12/15/24                                                     250,000          240,316
~# Premium Asset Trust Series 2005-2 144A 5.426% 2/2/07                                                     35,000           34,978
Safeco Capital Trust I 8.072% 7/15/37                                                                      170,000          178,965
St. Paul Travelers 5.01% 8/16/07                                                                            50,000           49,492
~/# Twin Reefs Pass-Through Trust 144A 6.345% 12/31/49                                                     100,000          100,006
WellPoint
     4.25% 12/15/09                                                                                         40,000           38,429
     5.85% 1/15/36                                                                                          35,000           32,483
Willis North America
     5.125% 7/15/10                                                                                         95,000           92,423
     5.625% 7/15/15                                                                                         85,000           79,653
                                                                                                                             ______

                                                                                                                          1,743,557
                                                                                                                          _________
Natural Gas - 1.11%
Atmos Energy 4.00% 10/15/09                                                                                 95,000           90,067
Enterprise Products Operating 4.625% 10/15/09                                                               55,000           53,092
Kaneb Pipe Line 5.875% 6/1/13                                                                               25,000           24,616
Oneok 5.51% 2/16/08                                                                                         60,000           59,840
Sempra Energy
     4.621% 5/17/07                                                                                         85,000           84,399
   ~ 5.659% 5/21/08                                                                                        115,000          115,159
Valero Logistics Operations 6.05% 3/15/13                                                                  155,000          154,758
                                                                                                                            _______

                                                                                                                            581,931
                                                                                                                            _______
Real Estate - 0.67%
~ Brandywine Operating Partnership 5.958% 4/1/09                                                           130,000          130,185
Developers Diversified Realty
     4.625% 8/1/10                                                                                          50,000           47,957
     5.00% 5/3/10                                                                                           70,000           68,351

     5.375% 10/15/12                                                                                        25,000           24,332
HRPT Properties Trust 5.75% 2/15/14                                                                         80,000           78,153
                                                                                                                             ______

                                                                                                                            348,978
                                                                                                                            _______

Technology - 0.48%
Motorola 4.608% 11/16/07                                                                                   255,000          252,279
                                                                                                                            _______

                                                                                                                            252,279
                                                                                                                            _______
Transportation - 1.24%
American Airlines 3.857% 7/9/10                                                                            154,365          145,489
Continental Airlines 6.503% 6/15/11                                                                        275,000          276,594
# Erac USA Finance 144A
     5.30% 11/15/08                                                                                        150,000          148,757
     7.35% 6/15/08                                                                                          75,000           77,245
                                                                                                                             ______

                                                                                                                            648,085
                                                                                                                            _______

Total Corporate Bonds (cost $15,241,059)                                                                                 15,113,654
                                                                                                                         __________

^ Federal Agencies (Discount Notes) - 16.89%

Fannie Mae 5.142% 8/4/06                                                                                 1,040,000        1,039,555
Federal Home Loan Bank
     4.403% 8/9/06                                                                                         300,000          299,657
     5.183% 8/11/06                                                                                      2,000,000        1,997,128
Freddie Mac
     5.163% 8/15/06                                                                                      3,500,000        3,492,988
     5.183% 8/1/06                                                                                       2,020,000        2,020,000
                                                                                                                          _________

Total Federal Agencies (Discount Notes) (cost $8,849,328)                                                                 8,849,328
                                                                                                                          _________

Foreign Agencies- 0.57%

Pemex Project Funding Master Trust
     6.125% 8/15/08                                                                                        135,000          135,608
     6.625% 6/15/35                                                                                        105,000          101,287
# Pemex Project Funding Master Trust 144A 6.625% 6/15/35                                                    65,000           62,457
                                                                                                                             ______

Total Foreign Agencies (cost $300,671)                                                                                      299,352
                                                                                                                            _______

Foreign Local Governments- 0.11%

Hydro Quebec 6.30% 5/11/11                                                                                  55,000           56,978
                                                                                                                             ______

Total Foreign Local Governments (cost $56,870)                                                                               56,978
                                                                                                                             ______

Municipal Bonds- 0.56%

Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                                  30,000           31,490
California State 5.00% 2/1/33                                                                                5,000            5,089
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                        15,000           15,509
Illinois State Taxable Pension 5.10% 6/1/33                                                                 90,000           82,100
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36                        65,000           67,543
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                                5,000            5,300
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                            25,000           26,299
Oregon State Taxable Pension 5.892% 6/1/27                                                                  30,000           30,234
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)                                            30,000           29,140
                                                                                                                             ______

Total Municipal Bonds (cost $296,161)                                                                                       292,704
                                                                                                                            _______

Non-Agency Asset Backed Securities- 5.37%

~ Ameriquest Mortgage Securities Series 2006-R1 A2C 5.575% 3/25/36                                         100,000          100,167
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                          30,000           27,272
Countrywide Asset-Backed Certificates
     Series 2004-S1 A2 3.872% 3/25/20                                                                       65,000           63,921
   ~ Series 2005-7 AF2 4.367% 11/25/35                                                                      25,000           24,649
   ~ Series 2005-12 2A2 4.898% 2/25/36                                                                      75,000           74,176
   ~ Series 2006-3 2A2 5.565% 6/25/36                                                                      190,000          190,324
   ~ Series 2006-4 2A2 5.565% 7/25/36                                                                      364,999          365,635
   ~ Series 2006-11 1AF3 6.05% 9/25/46                                                                     250,000          251,184
     Series 2006-13 1AF3 5.944% 1/25/37                                                                    130,000          130,473
     Series 2006-S2 A2 5.627% 7/25/27                                                                      120,000          119,663
     Series 2006-S3 A2 6.085% 6/25/21                                                                      160,000          161,052
Credit-Based Asset Servicing and Securitization Series 2005-CB8 AF1B 5.451% 12/25/35                        67,925           67,506
# Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31                                               115,000          115,278
GSAMP Trust Series 2006-S3 A1 6.085% 5/25/36                                                               165,609          165,236

`# MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35                                        31,848           31,026
~ Merrill Lynch Mortgage Investors
     Series 2005-NCB A1A 5.451% 7/25/36                                                                     26,832           26,679
     Series 2006-AR1 A2C 5.545% 3/25/37                                                                    125,000          125,027
Mid-State Trust
     Series 11 A1 4.864% 7/15/38                                                                            16,587           15,604
     Series 2004-1 A 6.005% 8/15/37                                                                         14,333           14,381
     Series 2005-1 A 5.745% 1/15/40                                                                         22,030           21,445
~ Option One Mortgage Loan Trust Series 2005-4 A3 5.645% 11/25/35                                           50,000           50,124
Ownit Mortgage Loan Asset Backed Certificates Series 2006-2 A2B 5.633% 1/25/37                              60,000           59,934
Peco Energy Transition Trust Series 1999-A A6 6.05% 3/1/09                                                  67,666           67,788
Renaissance Home Equity Loan Trust
     Series 2004-4 AF2 3.856% 2/25/35                                                                       37,889           37,654
     Series 2005-4 A2 5.399% 2/25/35                                                                        70,000           69,496
     Series 2005-4 A3 5.565% 2/25/36                                                                        25,000           24,865
     Series 2006-1 AF3 5.608% 5/25/36                                                                      105,000          104,548
~ Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                                     46,458           45,895
Residential Funding Mortgage Securities II
     Series 2005-HI3 A2 5.09% 9/25/35                                                                       50,000           49,463
   ~ Series 2006-HSA1 A2 5.19% 2/25/36                                                                     100,000           98,948
# Sierra Receivables Funding Company Series 2003-1A A 144A 3.09% 1/15/14                                    14,201           13,920
Structured Asset Securities
     Series 2001-SB1 A2 3.375% 8/25/31                                                                      36,766           33,033
     Series 2004-16XS A2 4.91% 8/25/34                                                                      43,439           43,177
   ~ Series 2005-NC1 A7 5.615% 2/25/35                                                                      22,579           22,601
                                                                                                                             ______

Total Non-Agency Asset Backed Securities (cost $2,815,405)                                                                2,812,144
                                                                                                                          _________

Non-Agency Collateralized Mortgage Obligations- 14.23%

American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35                                   125,000          119,672
Bank of America Alternative Loan Trust
     Series 2003-10 2A1 6.00% 12/25/33                                                                      47,600           47,064
     Series 2004-2 1A1 6.00% 3/25/34                                                                        25,542           25,255
     Series 2004-10 1CB1 6.00% 11/25/34                                                                      7,200            7,127
     Series 2004-11 1CB1 6.00% 12/25/34                                                                     38,669           38,277
     Series 2005-3 2A1 5.50% 4/25/20                                                                        37,088           36,520
     Series 2005-5 2CB1 6.00% 6/25/35                                                                       42,521           42,029
     Series 2005-6 7A1 5.50% 7/25/20                                                                        24,796           24,401
     Series 2005-9 5A1 5.50% 10/25/20                                                                       18,275           17,973
Bank of America Mortgage Securities
   ~ Series 2003-D 1A2 6.104% 5/25/33                                                                          744              747
   ~ Series 2004-L 4A1 5.164% 1/25/35                                                                       81,900           80,057
     Series 2005-9 2A1 4.75% 10/25/20                                                                       70,578           68,487
~ Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                               41,477           40,341
~ Bear Stearns Alternative A Trust
     Series 2006-3 33A1 6.207% 5/25/36                                                                     171,755          173,272
     Series 2006-3 34A1 6.219% 5/25/36                                                                     148,467          149,799
     Series 2006-4 23A5 6.25% 8/25/36                                                                      167,426          168,153
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35                                     102,906          101,585
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18                                                     147,517          143,693
Countrywide Alternative Loan Trust
     Series 2004-28CB 6A1 6.00% 1/25/35                                                                     71,147           70,302
   ~ Series 2004-J7 1A2 4.673% 8/25/34                                                                      46,865           46,471
     Series 2005-57CB 4A3 5.50% 12/25/35                                                                    55,053           54,632
   ~ Series 2005-63 3A1 5.90% 11/25/35                                                                      82,369           81,977
     Series 2006-2CB A3 5.50% 3/25/36                                                                      101,748          101,635
/ Countrywide Home Loan Mortgage Pass-Through Trust
   ~ Series 2004-12 1M 4.576% 8/25/34                                                                      144,392          141,472
     Series 2006-1 A2 6.00% 3/25/36                                                                        103,501          101,943
   ~ Series 2006-HYB3 3A1A 6.127% 5/20/36                                                                  164,901          165,753
   ~ Series 2006-HYB4 1A2 5.744% 6/20/36                                                                   160,947          161,027
Credit Suisse First Boston Mortgage Securities
     Series 2003-29 5A1 7.00% 12/25/33                                                                      19,895           20,132

     Series 2004-1 3A1 7.00% 2/25/34                                                                         4,531            4,573
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                            63,536           63,582
First Horizon Asset Securities
     Series 2003-5 1A17 8.00% 7/25/33                                                                       11,463           12,015
   ~ Series 2004-AR5 4A1 5.67% 10/25/34                                                                     20,995           20,741
~ General Motors Acceptance Corporation Mortgage Loan Trust Series 2005-AR2 4A 5.187% 5/25/35              369,073          356,752
# GSMPS Mortgage Loan Trust 144A
     Series 2005-15 B1 7.50% 1/25/36                                                                       172,025          178,261
     Series 2005-RP1 1A3 8.00% 1/25/35                                                                      60,106           62,991
     Series 2005-RP1 1A4 8.50% 1/25/35                                                                      41,401           43,803
~ Indymac Index Mortgage Loan Trust
     Series 2005-AR25 1A21 5.89% 12/25/35                                                                   59,150           58,898
     Series 2006-AR2 1A1A 5.605% 4/25/46                                                                   206,790          206,956
     Series 2006-AR7 5A1 6.164% 5/25/36                                                                    135,998          136,547
~ JPMorgan Mortgage Trust Series 2005-A6 1A2 5.152% 9/25/35                                                 75,000           73,110
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                                      80,209           79,718
~ MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.862% 12/25/33                                   31,942           32,164
MASTR Alternative Loans Trust
     Series 2003-9 1A1 5.50% 12/25/18                                                                       37,369           36,773
     Series 2005-3 7A1 6.00% 4/25/35                                                                        32,944           32,693
# MASTR Reperforming Loan Trust 144A
     Series 2005-1 1A5 8.00% 8/25/34                                                                        16,892           17,670
     Series 2005-2 1A4 8.00% 5/25/35                                                                        30,829           32,313
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36                                           76,893           77,446
Nomura Asset Acceptance
     Series 2005-WF1 2A2 4.786% 3/25/35                                                                    160,000          156,641
   ~ Series 2006-AF1 1A2 6.159% 5/25/36                                                                    225,000          225,730
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                                      16,635           16,447
Residential Asset Mortgage Products
     Series 2004-SL1 A3 7.00% 11/25/31                                                                      15,933           16,146
     Series 2004-SL4 A3 6.50% 7/25/32                                                                       28,035           28,369
     Series 2005-SL1 A2 6.00% 5/25/32                                                                       29,542           29,831
~ Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34                           38,082           37,261
Structured Asset Securities
   ~ Series 2002-22H 1A 6.973% 11/25/32                                                                      8,673            8,859
     Series 2004-5H A2 4.43% 12/25/33                                                                       38,614           38,117
     Series 2004-12H 1A 6.00% 5/25/34                                                                       46,494           45,957
/ Washington Mutual Alternative Mortgage Pass-Through Certificates
     Series 2005-9 3CB 5.50% 10/25/20                                                                      133,244          132,293
     Series 2006-2 2CB 6.50% 3/25/36                                                                       124,488          125,188
     Series 2006-5 LB1 6.00% 7/25/36                                                                        79,955           77,069
   ~ Series 2006-AR5 3A 5.372% 7/25/46                                                                     125,291          125,291
Washington Mutual
   ~ Series 2003-AR4 A7 3.95% 5/25/33                                                                       11,413           11,120
   ~ Series 2004-AR4 A2 2.98% 6/25/34                                                                       47,350           46,903
     Series 2004-CB3 1A 6.00% 10/25/34                                                                       7,162            7,077
     Series 2004-CB3 4A 6.00% 10/25/19                                                                      51,163           51,404
   ~ Series 2006-AR7 1A 5.412% 7/25/46                                                                     122,892          122,661
   ~ Series 2006-AR8 1A5 5.942% 8/25/46                                                                     80,000           79,246
   ~ Series 2006-AR8 2A3 6.174% 8/25/36                                                                     25,000           24,813
Wells Fargo Mortgage Backed Securities Trust
   ~ Series 2004-I 1A1 3.381% 7/25/34                                                                       93,906           94,216
   ~ Series 2004-T A1 3.458% 9/25/34                                                                        48,708           49,094
     Series 2005-12 1A7 5.50% 11/25/35                                                                     119,979          114,393
     Series 2005-14 2A1 5.50% 12/25/35                                                                      63,154           60,529
     Series 2005-17 1A1 5.50% 1/25/36                                                                      194,555          186,895
     Series 2005-17 1A2 5.50% 1/25/36                                                                       97,278           93,784
     Series 2006-1 A3 5.00% 3/25/21                                                                        235,784          227,678
     Series 2006-2 3A1 5.75% 3/25/36                                                                       202,055          196,562
     Series 2006-4 1A8 5.75% 4/25/36                                                                       119,894          120,368
     Series 2006-7 2A1 6.00% 6/25/36                                                                       203,945          200,568
   ~ Series 2006-AR4 1A1 5.868% 4/25/36                                                                    180,569          179,217

   ~ Series 2006-AR4 2A1 5.791% 4/25/36                                                                    387,418          382,478
   ~ Series 2006-AR5 2A1 5.549% 4/25/36                                                                    216,292          215,206
   ~ Series 2006-AR10 5A1 5.607% 7/25/36                                                                   172,325          170,898
                                                                                                                            _______

Total Non-Agency Collateralized Mortgage Obligations (cost $7,479,779)                                                    7,455,111
                                                                                                                          _________

U.S. Treasury Obligations- 19.31%

U.S. Treasury Bonds
  oo 4.50% 2/15/36                                                                                       1,305,000        1,191,526
     5.375% 2/15/31                                                                                         70,000           72,401
     6.25% 8/15/23                                                                                         200,000          224,016
U.S. Treasury Inflation Index Bonds 2.00% 1/15/26                                                          168,317          157,304
U.S. Treasury Inflation Index Notes
     2.375% 4/15/11                                                                                        550,832          550,833
     3.00% 7/15/12                                                                                         512,362          529,954
     3.875% 1/15/09                                                                                        160,493          166,185
U.S. Treasury Notes
     4.875% 5/31/11                                                                                      1,450,000        1,447,622
     5.125% 6/30/08                                                                                      2,025,000        2,030,617
     5.125% 6/30/11                                                                                        545,000          550,067
     5.125% 5/15/16                                                                                      2,955,000        2,986,631
^ U.S. Treasury Strip 4.403% 11/15/13                                                                      300,000          210,056
                                                                                                                            _______

Total U.S. Treasury Obligations (cost $10,079,412)                                                                       10,117,212
                                                                                                                         __________


Total Market Value of Securities - 117.16%
     (cost $61,497,182)                                                                                                  61,400,596

Liabilities Net of Receivables and Other Assets (See Notes) - (17.16%) ::                                                (8,994,478)
                                                                                                                        ___________

Net Assets Applicable to 5,935,315 Shares Outstanding - 100.00%                                                         $52,406,118
                                                                                                                        ___________

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2006, the aggregate amount of Rule 144A securities equaled $3,479,409, which represented 6.64% of the Portfolio's net assets. See Note 5 in "Notes."

/ Pass-Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

` Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at July 31,
2006.

~ Variable rate security. The interest rate shown is the rate as of July 31, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

:: Of this amount, $11,650,363 represents payable for securities purchased as of July 31, 2006.

oo Fully or partially pledged as collateral for financial futures contracts.


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
S.F. - Single Family
TBA - To be announced
yr - Year

The following futures contracts were outstanding at July 31, 2006:

Futures Contracts (1)
                                                                                                              Unrealized
             Contracts                      Notional              Notional                                   Appreciation
            to Buy (Sell)               Cost (Proceeds)            Value          Expiration Date           (Depreciation)
     ___________________________        _______________          __________       _______________           ______________

  4  U.S. Treasury 10 year Notes          $422,822                $424,125            9/30/06                 $  1,303
 (3) U.S. Treasury long Bonds             (318,812)               (324,844)           9/30/06                   (6,032)
                                                                                                              _________

                                                                                                              $ (4,729)
                                                                                                              =========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

(1) See Note 3 in "Notes."


________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Core Focus Fixed Income Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                               $61,595,883
                                                  ___________

Aggregate unrealized appreciation                     242,978
Aggregate unrealized depreciation                    (438,265)
                                                  ___________

Net unrealized depreciation                       $  (195,287)
                                                  ___________

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $26,625 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2013.

3. Futures Contracts

The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Swap Agreements

During the period ended July 31, 2006, the Portfolio entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. No swap agreements were outstanding at July 31, 2006.

5. Credit and Market Risk

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At July 31, 2006, no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Core Plus Fixed Income Portfolio
____________________________________________________________

July 31, 2006

                                                                                                       Principal           Market
                                                                                                       Amount o            Value
                                                                                                                           (U.S.$)
Agency Asset-Backed Securities - 0.17%

Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33                             USD                 328,563         $325,140
                                                                                                                           ________

Total Agency Asset-Backed Securities (cost $325,907)                                                                        325,140
                                                                                                                            _______

Agency Collateralized Mortgage Obligations - 2.68%

Fannie Mae
     Series 1996-46 ZA 7.50% 11/25/26                                                                       49,439           52,630
     Series 2002-90 A1 6.50% 6/25/42                                                                        40,861           41,220
     Series 2002-90 A2 6.50% 11/25/42                                                                      274,444          277,730
     Series 2003-122 AJ 4.50% 2/25/28                                                                      194,817          187,665
     Series 2005-110 MB 5.50% 9/25/35                                                                      930,000          921,425
Fannie Mae Grantor Trust
     Series 1999-T2 A1 7.50% 1/19/39                                                                         9,060            9,391
     Series 2001-T8 A2 9.50% 7/25/41                                                                        26,244           28,162
     Series 2002-T4 A3 7.50% 12/25/41                                                                        2,970            3,065
     Series 2004-T1 1A2 6.50% 1/25/44                                                                        8,763            8,891
Fannie Mae Whole Loan
     Series 2004-W9 2A1 6.50% 2/25/44                                                                       45,329           46,005
     Series 2004-W11 1A2 6.50% 5/25/44                                                                     208,148          211,286
Freddie Mac
     Series 1730 Z 7.00% 5/15/24                                                                           332,863          347,808
     Series 2326 ZQ 6.50% 6/15/31                                                                          627,297          649,454
     Series 2480 EH 6.00% 11/15/31                                                                           2,099            2,096
     Series 2662 MA 4.50% 10/15/31                                                                         377,646          367,733
     Series 2872 GC 5.00% 11/15/29                                                                         310,000          299,188
     Series 2890 PC 5.00% 7/15/30                                                                          240,000          231,557
     Series 2915 KP 5.00% 11/15/29                                                                         360,000          347,589
     Series 3022 MB 5.00% 12/15/28                                                                         265,000          257,648
     Series 3063 PC 5.00% 2/15/29                                                                          850,000          825,318
/ Freddie Mac Structured Pass-Through Securities
     Series T-54 2A 6.50% 2/25/43                                                                           72,950           73,827
     Series T-58 2A 6.50% 9/25/43                                                                           44,176           44,747
                                                                                                                             ______

Total Agency Collateralized Mortgage Obligations (cost $5,328,672)                                                        5,234,435
                                                                                                                          _________

Agency Mortgage-Backed Securities - 21.79%

Fannie Mae
     6.171% 5/1/09                                                                                          41,916           42,217
     6.50% 8/1/17                                                                                           91,378           92,578
     6.765% 1/1/07                                                                                           8,792            8,770
~ Fannie Mae ARM 3.788% 8/1/34                                                                             231,732          231,690
Fannie Mae Relocation 30 yr
     5.00% 11/1/33                                                                                          74,707           71,602
     5.00% 1/1/34                                                                                          351,185          336,119
     5.00% 4/1/35                                                                                          566,089          540,261
     5.00% 10/1/35                                                                                         544,703          519,851
     5.00% 1/1/36                                                                                          795,602          759,302
Fannie Mae S.F. 15 yr
     4.50% 1/1/20                                                                                           64,849           62,052
     5.00% 7/1/14                                                                                            9,014            8,802
     5.00% 12/1/16                                                                                          13,723           13,393
     5.00% 5/1/20                                                                                           75,510           73,386
     5.00% 7/1/20                                                                                           30,287           29,435
     5.50% 5/1/20                                                                                            6,501            6,436
Fannie Mae S.F. 15 yr TBA
     5.00% 8/1/20                                                                                        1,415,000        1,374,319
     5.50% 8/25/20                                                                                       2,115,000        2,092,528

Fannie Mae S.F. 20 yr 5.50% 8/1/25                                                                       1,285,285        1,259,579
Fannie Mae S.F. 30 yr
     5.00% 3/1/34                                                                                           42,488           40,416
     5.00% 3/1/35                                                                                          113,628          107,746
     5.00% 5/1/35                                                                                           71,855           68,060
     5.00% 6/1/35                                                                                          351,434          332,873
     5.50% 3/1/29                                                                                          108,958          106,370
     5.50% 4/1/29                                                                                          127,017          124,001
     5.50% 1/1/34                                                                                           43,317           42,275
     5.50% 1/1/35                                                                                           64,550           62,876
     5.50% 2/1/35                                                                                          117,581          114,532
     5.50% 6/1/35                                                                                           93,885           91,274
     6.00% 1/1/35                                                                                           11,041           10,999
     6.00% 6/1/35                                                                                           36,700           36,505
     7.00% 12/1/33                                                                                          60,253           61,909
     7.00% 5/1/35                                                                                           15,421           15,821
     7.00% 6/1/35                                                                                           77,846           79,865
     7.50% 6/1/31                                                                                            7,227            7,489
     7.50% 6/1/34                                                                                          156,506          161,837
Fannie Mae S.F. 30 yr TBA
     5.00% 8/1/36                                                                                        5,260,000        4,978,920
     5.50% 8/1/36                                                                                       15,065,000       14,631,882
     6.00% 8/1/36                                                                                        7,640,000        7,592,251
     6.50% 8/1/36                                                                                          785,000          794,322
     7.00% 8/1/36                                                                                        1,100,000        1,128,188
     7.50% 8/1/36                                                                                          135,000          139,556
~ Freddie Mac ARM 3.914% 4/1/34                                                                             58,371           57,988
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                                   90,825           87,192
Freddie Mac S.F. 20 yr 5.50% 9/1/24                                                                         63,399           62,310
Freddie Mac S.F. 30 yr
     5.50% 12/1/34                                                                                         136,018          132,618
     6.50% 10/1/33                                                                                          24,368           24,741
     7.00% 11/1/33                                                                                           8,062            8,289
Freddie Mac S.F. 30 yr TBA
     5.00% 8/1/36                                                                                        2,040,000        1,929,075
     6.00% 8/1/36                                                                                        1,960,000        1,948,975
Government National Mortgage Association S.F. 30 yr
     7.50% 1/15/30                                                                                           3,821            3,980
     7.50% 12/15/31                                                                                          1,881            1,959
     7.50% 2/15/32                                                                                           1,671            1,740
                                                                                                                              _____

Total Agency Mortgage-Backed Securities (cost $42,350,577)                                                               42,511,154
                                                                                                                         __________

Agency Obligations - 1.10%

Fannie Mae
     3.375% 12/15/08                                                                                       110,000          105,546
   ^ 5.278% 10/9/19                                                                                        905,000          422,440
     6.625% 11/15/30                                                                                        65,000           74,777
Federal Home Loan Bank 4.25% 9/14/07                                                                     1,560,000        1,541,547
                                                                                                                          _________

Total Agency Obligations (cost $2,199,450)                                                                                2,144,310
                                                                                                                          _________

Commercial Mortgage-Backed Securities - 3.67%

~ Bank of America Commercial Mortgage Securities Series 2006-3 A4 5.889% 7/10/44                         1,405,000        1,420,368
# Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                        225,000          223,191
/ Commercial Mortgage Pass-Through Certificates
   # Series 2001-J1A A2 144A 6.457% 2/14/34                                                                323,964          333,699
     Series 2006-C7 A2 5.69% 6/10/46                                                                       310,000          311,891
~ Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39                            170,000          168,989
# Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                                 120,000          117,148
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                               155,386          157,302

General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35                             290,000          299,587
~# GS Mortgage Securities II Series 2006-RR2 A1 144A 5.816% 8/23/36                                        395,000          391,068
JPMorgan Chase Commercial Mortgage Securities
     Series 2002-C1 A3 5.376% 7/12/37                                                                      515,000          510,297
     Series 2003-C1 A2 4.985% 1/12/37                                                                      664,000          642,263
   ~ Series 2006-LDP7 AJ 6.066% 4/15/45                                                                    545,000          550,663
  ~# Series 2006-RR1A A1 144A 5.457% 10/18/52                                                              350,000          342,685
Lehman Brothers-UBS Commercial Mortgage Trust
     Series 2002-C1 A4 6.462% 3/15/31                                                                       20,000           20,848
     Series 2005-C5 A2 4.885% 9/15/30                                                                      120,000          117,643
Merrill Lynch Mortgage Trust
   ~ Series 2004-BPC1 A3 4.467% 10/12/41                                                                   470,000          446,820
   # Series 2005-GGP1 E 144A 4.33% 11/15/10                                                                105,000          103,451
   # Series 2005-GGP1 F 144A 4.35% 11/15/10                                                                105,000          103,414
# Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31                                           170,000          170,439
~# Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.552% 2/15/33                             100,000          104,435
# Nationslink Funding Series 1998-2 F 144A 7.105% 8/20/30                                                   45,000           46,967
# Tower 144A
     Series 2004-2A A 4.232% 12/15/14                                                                      135,000          130,251
     Series 2006-1 B 5.588% 2/15/36                                                                        180,000          177,971
     Series 2006-1 C 5.707% 2/15/36                                                                        275,000          272,232
                                                                                                                            _______

Total Commercial Mortgage-Backed Securities (cost $7,267,362)                                                             7,163,622
                                                                                                                          _________

Corporate Bonds - 36.80%

Banking - 4.18%
BAC Capital Trust XI 6.625% 5/23/36                                                                        150,000          153,337
~# Banco Santander 144A 5.633% 12/9/09                                                                     285,000          285,260
Citigroup 5.875% 2/22/33                                                                                   680,000          652,651
Credit Suisse First Boston USA 6.125% 11/15/11                                                              45,000           46,105
First Union Institutional Capital II 7.85% 1/1/27                                                          595,000          621,576
~# Glitnir Banki 144A 6.693% 6/15/16                                                                       340,000          341,234
~# HBOS 144A 5.92% 9/29/49                                                                                 200,000          187,982
# ICICI Bank 144A 5.75% 11/16/10                                                                           405,000          396,301
# Kaupthing Bank 144A 7.125% 5/19/16                                                                       465,000          470,841
~ MUFG Capital Finance 1 6.346% 7/29/49                                                                    205,000          200,877
Popular North America
     4.25% 4/1/08                                                                                           35,000           34,184
   ~ 5.886% 4/6/09                                                                                         295,000          295,828
Popular North America Capital Trust I 6.564% 9/15/34                                                       470,000          435,442
~# Rabobank Capital Funding II 144A 5.26% 12/29/49                                                         385,000          367,864
~ RBS Capital Trust I 4.709% 12/29/49                                                                       30,000           27,524
Regions Financial 7.00% 3/1/11                                                                               5,000            5,291
~# Resona Bank 144A 5.85% 9/29/49                                                                          645,000          614,551
~# Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49                                        1,235,000        1,260,308
# Russian Agriculture Bank 144A 7.175% 5/16/13                                                             330,000          335,280
~# Shinsei Finance Cayman 144A 6.418% 1/29/49                                                              405,000          393,008
Sovereign Capital Trust VI 7.908% 6/13/36                                                                  420,000          445,216
~ Wachovia Capital Trust III 5.80% 8/29/49                                                                 585,000          576,096
                                                                                                                            _______

                                                                                                                          8,146,756
                                                                                                                          _________
Basic Industries - 2.73%
Abitibi-Consolidated
     6.95% 12/15/06                                                                                        179,000          180,790
     7.875% 8/1/09                                                                                         340,000          329,800
Barrick Gold Finance 7.50% 5/1/07                                                                           10,000           10,138
Bowater 9.00% 8/1/09                                                                                       415,000          426,413
Catalyst Paper 8.625% 6/15/11                                                                              450,000          441,000
Donohue Forest Products 7.625% 5/15/07                                                                     390,000          392,925
Georgia-Pacific
     8.875% 5/15/31                                                                                        428,000          428,535
     9.50% 12/1/11                                                                                         350,000          369,250
Huntsman International 10.125% 7/1/09                                                                      535,000          545,699
Ispat Inland 9.75% 4/1/14                                                                                   48,000           53,353

Lubrizol 4.625% 10/1/09                                                                                    275,000          266,600
# Norske Skogindustrier 144A 7.125% 10/15/33                                                               490,000          432,657
Southern Copper 7.50% 7/27/35                                                                              485,000          482,327
# Southern Copper 144A 7.50% 7/27/35                                                                       140,000          139,228
# Stora Enso Oyj 144A 7.25% 4/15/36                                                                        265,000          265,765
Vale Overseas 6.25% 1/11/16                                                                                245,000          242,795
Weyerhaeuser 7.125% 7/15/23                                                                                325,000          323,949
                                                                                                                            _______

                                                                                                                          5,331,224
                                                                                                                          _________
Brokerage - 1.84%
~ Ameriprise Financial 7.518% 6/1/66                                                                       860,000          885,979
AMVESCAP 4.50% 12/15/09                                                                                    580,000          559,211
E Trade Financial 8.00% 6/15/11                                                                            545,000          562,713
Goldman Sachs Group 6.345% 2/15/34                                                                         325,000          311,736
LaBranche & Company 9.50% 5/15/09                                                                          425,000          439,875
Merrill Lynch 6.05% 5/16/16                                                                                635,000          637,584
Morgan Stanley 5.375% 10/15/15                                                                             205,000          196,670
                                                                                                                            _______

                                                                                                                          3,593,768
                                                                                                                          _________
Capital Goods - 0.20%
General Electric 5.00% 2/1/13                                                                               35,000           33,924
United Technologies 6.05% 6/1/36                                                                           285,000          286,802
York International 6.625% 8/15/06                                                                           75,000           75,014
                                                                                                                            _______

                                                                                                                            395,740
                                                                                                                            _______
Communications - 5.82%
AT&T
     7.30% 11/15/11                                                                                        385,000          412,499
     8.00% 11/15/31                                                                                        240,000          280,847
BellSouth 4.20% 9/15/09                                                                                    165,000          158,459
British Telecommunications 8.875% 12/15/30                                                                 205,000          259,148
Citizens Communications 9.25% 5/15/11                                                                      230,000          250,700
Comcast
   ~ 5.80% 7/14/09                                                                                         235,000          235,480
     6.50% 11/15/35                                                                                        195,000          187,227
Cox Communications 4.625% 1/15/10                                                                          240,000          230,775
CSC Holdings
     8.125% 7/15/09                                                                                        110,000          113,163
     8.125% 8/15/09                                                                                        295,000          303,481
GTE Hawaiian Telephone 7.375% 9/1/06                                                                       275,000          275,688
# Hanarotelecom 144A 7.00% 2/1/12                                                                          605,000          578,548
Insight Midwest 10.50% 11/1/10                                                                             166,000          173,470
Intelsat 8.625% 1/15/15                                                                                    180,000          179,100
~ Liberty Media 6.829% 9/17/06                                                                             549,000          550,383
Nextel Communications 6.875% 10/31/13                                                                      490,000          495,951
Qwest 7.875% 9/1/11                                                                                        585,000          608,400
Sprint Capital
     7.625% 1/30/11                                                                                        440,000          470,065
     8.75% 3/15/32                                                                                         560,000          684,048
Telecom Italia Capital
     4.00% 1/15/10                                                                                         310,000          292,012
   ~ 6.108% 7/18/11                                                                                        550,000          550,972
     6.20% 7/18/11                                                                                         215,000          216,795
     7.20% 7/18/36                                                                                         340,000          347,814
Telefonica Emisones
   ~ 5.714% 6/19/09                                                                                        295,000          295,464
     5.984% 6/20/11                                                                                        195,000          196,064
     6.421% 6/20/16                                                                                        160,000          162,286
     7.045% 6/20/36                                                                                        390,000          401,851
Telefonos de Mexico 4.50% 11/19/08                                                                         585,000          571,186
Thomson 5.75% 2/1/08                                                                                       285,000          285,325
Time Warner Entertainment 8.375% 3/15/23                                                                   145,000          161,565
Triton Communications 8.50% 6/1/13                                                                         305,000          285,938
US Unwired 10.00% 6/15/12                                                                                  210,000          232,050
# VimpelCom 144A 8.25% 5/23/16                                                                             175,000          174,563

Vodafone Group 5.375% 1/30/15                                                                               30,000           28,453
# Windstream 144A
     8.125% 8/1/13                                                                                         225,000          235,125
     8.625% 8/1/16                                                                                         445,000          465,025
                                                                                                                            _______

                                                                                                                         11,349,920
                                                                                                                         __________
Consumer Cyclical - 5.15%
Centex
   ~ 5.399% 8/1/07                                                                                         335,000          335,352
     6.50% 5/1/16                                                                                          365,000          359,664
Corrections Corporation of America 7.50% 5/1/11                                                            180,000          182,700
~ DaimlerChrysler 5.74% 3/13/09                                                                            520,000          520,917
Ford Motor 7.45% 7/16/31                                                                                   445,000          329,300
Ford Motor Credit 5.70% 1/15/10                                                                            215,000          192,780
# Ford Motor Credit 144A 9.75% 9/15/10                                                                     475,000          470,521
# Galaxy Entertainment Finance 144A
     9.875% 12/15/12                                                                                       400,000          420,000
   ~ 10.42% 12/15/10                                                                                       175,000          184,188
General Motors 8.375% 7/15/33                                                                              520,000          429,000
General Motors Acceptance Corporation
     6.875% 9/15/11                                                                                      1,000,000          969,317
     8.00% 11/1/31                                                                                       1,790,000        1,760,143
Johnson Controls 5.00% 11/15/06                                                                             40,000           39,898
Kohl's 7.25% 6/1/29                                                                                         15,000           15,947
Lodgenet Entertainment 9.50% 6/15/13                                                                       255,000          272,850
MGM MIRAGE 9.75% 6/1/07                                                                                    305,000          314,531
Neiman Marcus 10.375% 10/15/15                                                                             480,000          511,800
Penney (J.C.)
     7.375% 8/15/08                                                                                        190,000          196,085
     7.625% 3/1/97                                                                                          95,000           95,870
     7.65% 8/15/16                                                                                         125,000          137,455
Royal Caribbean Cruises 7.25% 6/15/16                                                                      100,000           99,525
Target 5.875% 3/1/12                                                                                        40,000           40,728
Time Warner 8.18% 8/15/07                                                                                  705,000          723,121
#Viacom 144A
   ~ 5.691% 6/16/09                                                                                        450,000          450,320
     5.75% 4/30/11                                                                                         305,000          299,622
Visteon 8.25% 8/1/10                                                                                       750,000          693,750
                                                                                                                            _______

                                                                                                                         10,045,384
                                                                                                                         __________
Consumer Non-Cyclical - 2.78%
AmerisourceBergen 5.625% 9/15/12                                                                           455,000          437,119
Biovail 7.875% 4/1/10                                                                                      497,000          506,940
Boston Scientific 6.40% 6/15/16                                                                            335,000          330,990
Constellation Brands 8.125% 1/15/12                                                                        475,000          491,625
GlaxoSmithKline Capital 5.375% 4/15/34                                                                      15,000           13,921
HCA 5.50% 12/1/09                                                                                          495,000          487,575
# HealthSouth 144A 10.75% 6/15/16                                                                          350,000          336,000
Kraft Foods
     4.125% 11/12/09                                                                                       205,000          196,503
     6.50% 11/1/31                                                                                          85,000           86,853
Medco Health Solutions 7.25% 8/15/13                                                                       635,000          679,684
MedPartners 7.375% 10/1/06                                                                                 655,000          656,637
# Reynolds American 144A 6.50% 6/1/07                                                                      195,000          195,975
~ Safeway 5.83% 3/27/09                                                                                    360,000          360,531
US Oncology 9.00% 8/15/12                                                                                  195,000          203,775
Wyeth 5.50% 2/1/14                                                                                         440,000          431,792
                                                                                                                            _______

                                                                                                                          5,415,920
                                                                                                                          _________
Electric - 2.38%
Ameren 4.263% 5/15/07                                                                                       10,000            9,899
America Electric Power 4.709% 8/16/07                                                                       15,000           14,864
Avista
     7.75% 1/1/07                                                                                           85,000           85,655
     9.75% 6/1/08                                                                                          280,000          298,040

~ Avista Capital Trust III 6.50% 4/1/34                                                                    150,000          148,321
CC Fund Trust I 6.90% 2/16/07                                                                               10,000           10,062
Dominion Resources 5.687% 5/15/08                                                                          275,000          275,298
Duke Capital 5.668% 8/15/14                                                                                 10,000            9,669
FPL Group Capital 4.086% 2/16/07                                                                           245,000          243,190
Midamerican Funding 6.75% 3/1/11                                                                           330,000          344,624
Monongahela Power 5.00% 10/1/06                                                                            115,000          114,855
# Nevada Power 144A 6.50% 5/15/18                                                                          260,000          259,600
Northern States Power 6.25% 6/1/36                                                                         365,000          372,695
NRG Energy 7.375% 2/1/16                                                                                   300,000          294,000
Oncor Electric Delivery 7.00% 5/1/32                                                                        30,000           31,762
Pepco Holdings
     5.50% 8/15/07                                                                                         450,000          449,579
   ~ 5.856% 6/1/10                                                                                         390,000          391,549
Potomac Electric Power 6.25% 10/15/07                                                                       10,000           10,080
# Power Contract Financing 144A 6.256% 2/1/10                                                              250,000          251,102
# Power Receivables Finance 144A 6.29% 1/1/12                                                              234,602          235,128
Southern California Edison 7.625% 1/15/10                                                                  110,000          116,641
Southern Capital Funding 5.30% 2/1/07                                                                       85,000           84,719
TECO Energy 7.20% 5/1/11                                                                                   350,000          359,188
# Tenaska Alabama Partners 144A 7.00% 6/30/21                                                              102,610          101,519
Xcel Energy 6.50% 7/1/36                                                                                   135,000          135,612
                                                                                                                            _______

                                                                                                                          4,647,651
                                                                                                                          _________
Energy - 2.11%
# Canadian Oil Sands 144A 4.80% 8/10/09                                                                    135,000          131,311
Nexen 5.875% 3/10/35                                                                                       215,000          194,925
# Ras Laffan LGN III 144A 5.838% 9/30/27                                                                   790,000          748,761
~ Secunda International 13.507% 9/1/12                                                                     470,000          494,088
Siberian Oil 10.75% 1/15/09                                                                              1,020,000        1,123,835
Talisman Energy 5.125% 5/15/15                                                                             190,000          178,834
# TNK-BP Finance 144A 7.50% 7/18/16                                                                        620,000          628,025
Tyumen Oil 11.00% 11/6/07                                                                                  425,000          449,693
USX 9.125% 1/15/13                                                                                          60,000           70,688
Valero Energy 6.125% 4/15/07                                                                                50,000           50,128
Weatherford International 4.95% 10/15/13                                                                    50,000           47,383
                                                                                                                             ______

                                                                                                                          4,117,671
                                                                                                                          _________
Financials - 2.16%
~ America Express 6.80% 9/1/66                                                                             260,000          263,117
~ HSBC Finance Capital Trust IX 5.911% 11/30/35                                                            300,000          292,781
International Lease Finance 4.625% 6/2/08                                                                   20,000           19,700
Residential Capital
     5.125% 5/17/12                                                                    EUR                 270,000          345,383
     6.00% 2/22/11                                                                     USD                 390,000          383,078
     6.125% 11/21/08                                                                                       350,000          347,912
     6.375% 6/30/10                                                                                        296,000          295,255
     6.50% 4/17/13                                                                                         455,000          453,255
     6.875% 6/30/15                                                                                      1,245,000        1,264,751
~# Residential Capital 144A 7.337% 4/17/09                                                                 545,000          544,790
                                                                                                                            _______

                                                                                                                          4,210,022
                                                                                                                          _________
Insurance - 4.49%
Allied World Assurance 7.50% 8/1/16                                                                         90,000           90,843
# Farmers Exchange Capital 144A 7.05% 7/15/28                                                            1,245,000        1,210,434
# Farmers Insurance Exchange 144A
     6.00% 8/1/14                                                                                          125,000          121,641
     8.625% 5/1/24                                                                                          40,000           44,982
Humana 6.45% 6/1/16                                                                                        280,000          281,891
Marsh & McLennan
     5.15% 9/15/10                                                                                         385,000          376,132
     5.375% 3/15/07                                                                                        550,000          549,141
   ~ 5.64% 7/13/07                                                                                         345,000          344,952
MetLife
     5.00% 6/15/15                                                                                         245,000          230,533
     5.70% 6/15/35                                                                                          45,000           41,371

# Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                           430,000          485,038
# Nippon Life Insurance 144A 4.875% 8/9/10                                                                 430,000          416,939
~/# North Front Pass-Through Trust 144A 5.81% 12/15/24                                                     750,000          720,952
~# Premium Asset Trust Series 2005-2 144A 5.426% 2/2/07                                                    360,000          359,777
Safeco Capital Trust I 8.072% 7/15/37                                                                      365,000          384,248
St. Paul Travelers 5.01% 8/16/07                                                                           345,000          341,492
~/# Twin Reefs Pass-Through Trust 144A 6.345% 12/31/49                                                     400,000          400,024
# UnumProvident Finance 144A 6.85% 11/15/15                                                                310,000          307,152
WellPoint
     4.25% 12/15/09                                                                                        165,000          158,522
     5.85% 1/15/36                                                                                         430,000          399,077
Willis
     5.125% 7/15/10                                                                                        490,000          476,706
     5.625% 7/15/15                                                                                        340,000          318,612
~# ZFS Finance USA Trust I 144A 6.45% 12/15/65                                                             755,000          710,639
                                                                                                                            _______

                                                                                                                          8,771,098
                                                                                                                          _________
Natural Gas - 1.31%
Atmos Energy 4.00% 10/15/09                                                                                 20,000           18,961
El Paso Natural Gas 7.625% 8/1/10                                                                          305,000          311,863
Enterprise Products Operating
     4.00% 10/15/07                                                                                        200,000          195,812
     4.625% 10/15/09                                                                                       355,000          342,688
Kinder Morgan Finance
     5.35% 1/5/11                                                                                          170,000          159,037
     5.70% 1/5/16                                                                                          120,000          105,111
Oneok 5.51% 2/16/08                                                                                        325,000          324,132
Sempra Energy
     4.621% 5/17/07                                                                                        220,000          218,444
   ~ 5.659% 5/21/08                                                                                        365,000          365,503
Valero Logistics Operations 6.05% 3/15/13                                                                  515,000          514,198
                                                                                                                            _______

                                                                                                                          2,555,749
                                                                                                                          _________
Real Estate - 0.40%
Developers Diversified Realty
     4.625% 8/1/10                                                                                         375,000          359,675
     5.25% 4/15/11                                                                                          35,000           34,237
     5.375% 10/15/12                                                                                       125,000          121,658
HRPT Properties Trust 5.75% 2/15/14                                                                        280,000          273,537
                                                                                                                            _______

                                                                                                                            789,107
                                                                                                                            _______
Technology - 0.35%
Motorola 4.608% 11/16/07                                                                                   265,000          262,172
Sungard Data Systems
     9.125% 8/15/13                                                                                        150,000          153,938
     10.25% 8/15/15                                                                                        256,000          260,800
                                                                                                                            _______

                                                                                                                            676,910
                                                                                                                            _______
Transportation - 0.90%
American Airlines
     6.817% 5/23/11                                                                                        130,000          127,400
     6.977% 5/23/21                                                                                         69,239           66,640
     7.377% 5/23/19                                                                                        192,590          173,331
Continental Airlines 6.503% 6/15/11                                                                        295,000          296,710
~ CSX 5.43% 8/3/06                                                                                         104,000          104,000
# Erac USA Finance 144A
     5.30% 11/15/08                                                                                        150,000          148,757
     7.35% 6/15/08                                                                                         370,000          381,076
# Hertz 144A 8.875% 1/1/14                                                                                 430,000          450,424
                                                                                                                            _______

                                                                                                                          1,748,338
                                                                                                                          _________

Total Corporate Bonds (cost $72,610,664)                                                                                 71,795,258
                                                                                                                         __________



^ Federal Agencies (Discount Notes) - 16.25%

Fannie Mae 5.142% 8/4/06                                                                                 2,960,000        2,958,732

Federal Home Loan Bank
     5.154% 8/9/06                                                                                       1,190,000        1,188,641
     5.182% 8/3/06                                                                                       1,490,000        1,489,571
     5.183% 8/11/06                                                                                      6,000,000        5,991,383
Freddie Mac
     5.18% 8/1/06                                                                                       13,270,000       13,270,000
     5.182% 8/15/06                                                                                      6,825,000        6,811,291
                                                                                                                          _________

Total Federal Agencies (Discount Notes) (cost $31,709,617)                                                               31,709,618
                                                                                                                         __________

Foreign Agencies - 0.37%

Australia - 0.04%
Oesterreichische Kontrollbank 1.80% 3/22/10                                            JPY               9,000,000           80,260
                                                                                                                             ______

                                                                                                                             80,260
                                                                                                                             ______
United States - 0.33%
Pemex Project Funding Master Trust
     6.125% 8/15/08                                                                    USD                  10,000           10,045
     6.625% 6/15/35                                                                                        180,000          173,634
# Pemex Project Funding Master Trust 144A 6.625% 6/15/35                                                   480,000          461,224
                                                                                                                            _______

                                                                                                                            644,903
                                                                                                                            _______

Total Foreign Agencies (cost $747,321)                                                                                      725,163
                                                                                                                            _______

Municipal Bonds - 0.47%

Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                                 205,000          215,183
California State 5.00% 2/1/33                                                                               20,000           20,341
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                       105,000          108,564
Colorado Department of Transportation Revenue Series B 5.00% 12/15/12 (FGIC)                                30,000           31,979
Illinois State Taxable Pension 5.10% 6/1/33                                                                220,000          200,686
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                               95,000          100,699
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                            90,000           94,677
Oregon State Taxable Pension 5.892% 6/1/27                                                                 105,000          105,820
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)                                            30,000           29,140
                                                                                                                             ______

Total Municipal Bonds (cost $933,223)                                                                                       907,089
                                                                                                                            _______

Non-Agency Asset-Backed Securities - 5.22%

~ Ameriquest Mortgage Securities Series 2006-R1 A2C 5.575% 3/25/36                                         375,000          375,625
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                          15,000           13,636
Countrywide Asset-Backed Certificates
   ~ Series 2004-13 AV2 5.645% 5/25/34                                                                      11,678           11,687
     Series 2004-S1 A2 3.872% 3/25/20                                                                      410,000          403,192
   ~ Series 2005-7 AF2 4.367% 11/25/35                                                                     755,000          744,405
   ~ Series 2005-12 2A2 4.898% 2/25/36                                                                     660,000          652,745
   ~ Series 2006-3 2A2 5.565% 6/25/36                                                                      820,000          821,401
     Series 2006-S3 A2 6.085% 6/25/21                                                                      585,000          588,848
Credit-Based Asset Servicing and Securitization Series 2005-CB8 AF1B 5.451% 12/25/35                       410,948          408,410
# Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31                                               415,000          416,004
# GSAA Trust Series 2004-4N Note 144A 6.25% 5/25/34                                                          2,449            2,445
GSAMP Trust Series 2006-S3 A1 6.085% 5/25/36                                                               598,741          597,392
Honda Automobile Receivables Owners Trust Series 2004-2 A4 3.81% 10/15/09                                   25,000           24,454
`# MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35                                       242,044          235,799
MBNA Credit Card Master Note Trust Series 2002-C1 C1 6.80% 7/15/14                                         375,000          394,438
~ Merrill Lynch Mortgage Investors
     Series 2005-NCB A1A 5.451% 7/25/36                                                                    158,758          157,853
     Series 2006-AR1 A2C 5.545% 3/25/37                                                                    385,000          385,083
Mid-State Trust
     Series 11 A1 4.864% 7/15/38                                                                            19,904           18,724
     Series 2004-1 A 6.005% 8/15/37                                                                         21,500           21,571
     Series 2005-1 A 5.745% 1/15/40                                                                        251,145          244,474
Nelnet Education Loan Funding Series 2001-A A1 5.76% 7/1/12                                                174,167          175,084
~ Option One Mortgage Loan Trust Series 2005-4 A3 5.645% 11/25/35                                          740,000          741,834
Ownit Mortgage Loan Asset Backed Certificates Series 2006-2 A2B 5.633% 1/25/37                             205,000          204,776
Renaissance Home Equity Loan Trust
     Series 2004-4 AF2 3.856% 2/25/35                                                                       63,148           62,757
     Series 2005-2 AF2 4.361% 8/25/35                                                                      875,000          863,127
     Series 2005-4 A2 5.399% 2/25/36                                                                       275,000          273,022
     Series 2005-4 A3 5.565% 2/25/36                                                                       170,000          169,080

~ Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                                     55,750           55,074
# Sierra Receivables Funding Company Series 2003-1A A 144A 3.09% 1/15/14                                   216,571          212,284
Structured Asset Securities
     Series 2001-SB1 A2 3.375% 8/25/31                                                                     100,494           90,290
     Series 2004-16XS A2 4.91% 8/25/34                                                                     610,320          606,633
     Series 2005-NC1 A2 3.92% 2/25/35                                                                      125,214          124,159
   ~ Series 2005-NC1 A7 5.615% 2/25/35                                                                      80,641           80,716
                                                                                                                             ______

Total Non-Agency Asset-Backed Securities (cost $9,996,218)                                                               10,177,022
                                                                                                                         __________

Non-Agency Collateralized Mortgage Obligations - 14.72%

Bank of America Alternative Loan Trust
     Series 2003-10 2A1 6.00% 12/25/33                                                                      61,600           60,907
     Series 2004-2 1A1 6.00% 3/25/34                                                                        67,048           66,294
     Series 2004-10 1CB1 6.00% 11/25/34                                                                    183,600          181,742
     Series 2004-11 1CB1 6.00% 12/25/34                                                                     23,201           22,966
     Series 2005-3 2A1 5.50% 4/25/20                                                                       214,284          211,003
     Series 2005-5 2CB1 6.00% 6/25/35                                                                      324,707          320,952
     Series 2005-6 7A1 5.50% 7/25/20                                                                       553,772          544,946
     Series 2005-9 5A1 5.50% 10/25/20                                                                      932,037          916,600
Bank of America Mortgage Securities
   ~ Series 2003-D 1A2 6.104% 5/25/33                                                                        2,974            2,986
     Series 2005-9 2A1 4.75% 10/25/20                                                                      639,903          620,953
~ Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                              199,088          193,635
~ Bear Stearns Alternative A Trust
     Series 2006-3 33A1 6.207% 5/25/36                                                                     739,501          746,030
     Series 2006-3 34A1 6.219% 5/25/36                                                                     491,799          496,209
     Series 2006-4 23A5 6.25% 8/25/36                                                                      630,311          633,047
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35                                     630,297          622,211
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18                                                   1,020,574          994,121
Countrywide Alternative Loan Trust
     Series 2004-28CB 6A1 6.00% 1/25/35                                                                    675,893          667,867
   ~ Series 2004-J7 1A2 4.673% 8/25/34                                                                     115,599          114,627
     Series 2005-57CB 4A3 5.50% 12/25/35                                                                    41,290           40,974
   ~ Series 2005-63 3A1 5.90% 11/25/35                                                                     681,829          678,591
     Series 2006-2CB A3 5.50% 3/25/36                                                                      568,865          568,230
/ Countrywide Home Loan Mortgage Pass-Through Trust
     Series 2006-1 A2 6.00% 3/25/36                                                                        526,912          518,980
   ~ Series 2006-HYB3 3A1A 6.132% 5/20/36                                                                  679,002          682,511
Credit Suisse First Boston Mortgage Securities
     Series 2003-29 5A1 7.00% 12/25/33                                                                      25,086           25,383
     Series 2004-1 3A1 7.00% 2/25/34                                                                        11,328           11,432
Deutsche Alternative Loan Securities Series 2003-3 2A3 4.50% 10/25/33                                        3,455            3,440
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                           498,121          498,483
First Horizon Asset Securities
     Series 2003-5 1A17 8.00% 7/25/33                                                                       16,049           16,822
   ~ Series 2004-AR5 4A1 5.67% 10/25/34                                                                     71,382           70,518
~ General Motors Acceptance Corporation Mortgage Loan Trust Series 2005-AR2 4A 5.187% 5/25/35              547,246          528,979
# GSMPS Mortgage Loan Trust 144A
     Series 1998-3 A 7.75% 9/19/27                                                                          36,039           37,411
     Series 1999-2 A 8.00% 9/19/27                                                                          84,005           87,728
     Series 1999-3 A 8.00% 8/19/29                                                                          39,502           41,335
     Series 2005-RP1 1A3 8.00% 1/25/35                                                                     627,770          657,910
     Series 2005-RP1 1A4 8.50% 1/25/35                                                                     382,163          404,336
GSR Mortgage Home Loan Trust Series 2004-2F 9A1 6.00% 9/25/19                                               12,063           12,054
~ Indymac Index Mortgage Loan Trust
     Series 2005-AR25 1A21 5.89% 12/25/35                                                                  495,947          493,839
     Series 2006-AR2 1A1A 5.605% 4/25/46                                                                   274,117          274,337
     Series 2006-AR7 5A1 6.164% 5/25/36                                                                    485,708          487,668
~ JPMorgan Mortgage Trust Series 2005-A6 1A2 5.152% 9/25/35                                                690,000          672,609
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                                     565,919          562,452

~ MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.862% 12/25/33                                   42,589           42,886
MASTR Alternative Loans Trust
     Series 2003-6 3A1 8.00% 9/25/33                                                                        10,125           10,271
     Series 2003-9 1A1 5.50% 12/25/18                                                                       54,616           53,745
     Series 2005-3 7A1 6.00% 4/25/35                                                                       215,967          214,321
# MASTR Reperforming Loan Trust 144A
     Series 2005-1 1A5 8.00% 8/25/34                                                                       179,058          187,305
     Series 2005-2 1A4 8.00% 5/25/35                                                                       512,539          537,205
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36                                          312,378          314,624
Nomura Asset Acceptance
     Series 2005-WF1 2A2 4.786% 3/25/35                                                                    370,000          362,231
   ~ Series 2006-AF1 1A2 6.159% 5/25/36                                                                    610,000          611,979
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                                      29,110           28,783
Residential Asset Mortgage Products
     Series 2004-SL1 A3 7.00% 11/25/31                                                                      33,315           33,761
     Series 2004-SL4 A3 6.50% 7/25/32                                                                      103,728          104,964
     Series 2005-SL1 A2 6.00% 5/25/32                                                                      206,793          208,819
~ Structured Adjustable Rate Mortgage Loan Trust
     Series 2004-18 5A 5.50% 12/25/34                                                                       91,396           89,426
     Series 2005-3XS A2 5.635% 1/25/35                                                                     326,144          326,422
Structured Asset Securities
   ~ Series 2002-22H 1A 6.973% 11/25/32                                                                     19,825           20,249
     Series 2004-5H A2 4.43% 12/25/33                                                                      456,351          450,470
     Series 2004-12H 1A 6.00% 5/25/34                                                                       85,240           84,254
/ Washington Mutual Alternative Mortgage Pass-Through Certificates
     Series 2005-9 3CB 5.50% 10/25/20                                                                      340,002          337,576
     Series 2006-2 2CB 6.50% 3/25/36                                                                       465,676          468,295
     Series 2006-5 LB1 6.00% 7/25/36                                                                       294,834          284,192
   ~ Series 2006-AR5 3A 5.372% 7/25/46                                                                     476,106          476,106
Washington Mutual
   ~ Series 2003-AR4 A7 3.95% 5/25/33                                                                       23,863           23,251
     Series 2004-CB3 1A 6.00% 10/25/34                                                                      10,744           10,616
     Series 2004-CB3 4A 6.00% 10/25/19                                                                      91,362           91,793
   ~ Series 2006-AR7 1A 5.412% 7/25/46                                                                     453,754          452,903
   ~ Series 2006-AR8 1A5 5.942% 8/25/46                                                                    150,000          148,587
   ~ Series 2006-AR8 2A3 6.174% 8/25/36                                                                    110,000          109,176
Wells Fargo Mortgage Backed Securities Trust
   ~ Series 2004-I 1A1 3.381% 7/25/34                                                                      363,377          364,574
   ~ Series 2004-T A1 3.458% 9/25/34                                                                       322,014          324,566
     Series 2005-12 1A7 5.50% 11/25/35                                                                     868,651          828,205
     Series 2005-14 2A1 5.50% 12/25/35                                                                     267,190          256,085
     Series 2005-17 1A1 5.50% 1/25/36                                                                      695,536          668,149
     Series 2005-17 1A2 5.50% 1/25/36                                                                      603,122          581,461
     Series 2006-1 A3 5.00% 3/25/21                                                                        688,104          664,451
     Series 2006-2 3A1 5.75% 3/25/36                                                                       719,513          699,952
     Series 2006-4 1A8 5.75% 4/25/36                                                                       182,239          182,960
   ~ Series 2006-AR4 1A1 5.868% 4/25/36                                                                    922,366          915,457
   ~ Series 2006-AR4 2A1 5.791% 4/25/36                                                                  1,370,492        1,353,019
   ~ Series 2006-AR5 2A1 5.549% 4/25/36                                                                    360,486          358,677
   ~ Series 2006-AR10 5A1 5.607% 7/25/36                                                                   644,988          639,646
                                                                                                                            _______

Total Non-Agency Collateralized Mortgage Obligations (cost $29,220,037)                                                  28,714,530
                                                                                                                         __________

Regional Agencies - 0.47%

Australia - 0.47%
Queensland Treasury 6.00% 10/14/15                                                     AUD               1,196,000          916,670
                                                                                                                            _______

Total Regional Agencies (cost $907,732)                                                                                     916,670
                                                                                                                            _______

Regional Authorities - 0.46%

Canada - 0.46%
Ontario Province 4.50% 3/8/15                                                          CAD                 371,000          325,683
Quebec Province 5.00% 12/1/15                                                          CAD                 642,000          578,773
                                                                                                                            _______

Total Regional Authorities (cost $884,122)                                                                                  904,456
                                                                                                                            _______

<< Senior Secured Loans - 1.78%

Avis Budget Car Rental 6.35% 4/19/12                                                   USD                 205,500          203,702
AWAS Capital 2nd Lien 11.00% 3/22/13                                                                       294,016          294,016
Georgia Pacific Term Loan
     Tranche B 6.632% 12/20/12                                                                             497,500          497,500
     Tranche C 7.738% 12/23/13                                                                             300,000          303,375
HealthSouth 8.15% 3/10/13                                                                                  800,000          799,000
United Airlines Tranche B
     8.625% 2/1/12                                                                                         525,000          530,906
     8.75% 2/1/12                                                                                           75,000           75,844
Visteon 8.18% 6/13/13                                                                                      400,000          400,000
Windstream Term Loan B 7.26% 7/17/13                                                                       370,000          370,925
                                                                                                                            _______

Total Senior Secured Loans (cost $3,472,635)                                                                              3,475,268
                                                                                                                          _________

Sovereign Debt - 2.84%

Brazil - 0.51%
Federal Republic of Brazil
     6.00% 8/15/10                                                                     BRL                 632,737          263,811
     12.50% 1/5/16                                                                     BRL                 958,000          442,764
# Federal Republic of Brazil 144A 6.00% 8/15/10                                        BRL                 720,617          300,452
                                                                                                                            _______

                                                                                                                          1,007,027
                                                                                                                          _________
Columbia - 0.36%
Republic of Colombia
     7.375% 1/27/17                                                                    USD                 285,000          291,413
     12.00% 10/22/15                                                                   COP             860,000,000          415,731
                                                                                                                            _______

                                                                                                                            707,144
                                                                                                                            _______
Germany - 0.19%
Deutschland Republic 5.00% 7/4/11                                                      EUR                 275,000          371,412
                                                                                                                            _______

                                                                                                                            371,412
                                                                                                                            _______
Mexico - 0.25%
Mexican Bonos 10.00% 12/5/24                                                           MXN               4,780,000          484,574
                                                                                                                            _______

                                                                                                                            484,574
                                                                                                                            _______
Netherlands - 0.14%
Netherlands Government 5.75% 2/15/07                                                   EUR                 210,000          271,629
                                                                                                                            _______

                                                                                                                            271,629
                                                                                                                            _______
Poland - 0.09%
Poland Government 6.25% 10/24/15                                                       PLN                 504,000          171,014
                                                                                                                            _______

                                                                                                                            171,014
                                                                                                                            _______
Sweden - 0.55%
Swedish Government
     4.00% 12/1/09                                                                     SEK               4,105,000          578,420
     4.50% 8/12/15                                                                     SEK               2,040,000          297,919
     5.00% 12/1/20                                                                     SEK               1,250,000          194,597
                                                                                                                            _______

                                                                                                                          1,070,936
                                                                                                                          _________
United Kingdom - 0.50%
U.K. Treasury 8.00% 9/27/13                                                            GBP                 430,900          967,055
                                                                                                                            _______

                                                                                                                            967,055
                                                                                                                            _______
Venezuela - 0.25%
Venezuela Government 6.00% 12/9/20                                                     USD                 530,000          479,120
                                                                                                                            _______

                                                                                                                            479,120
                                                                                                                            _______

Total Sovereign Debt (cost $5,315,104)                                                                                    5,529,911
                                                                                                                          _________

Supranational Banks - 0.25%

Inter-American Development Bank 1.90% 7/8/09                                           JPY              25,000,000          223,484
^ International Bank for Reconstruction & Development 6.979% 8/20/07                   NZD                 455,000          261,316
                                                                                                                            _______
Total Supranational Banks (cost $520,951)                                                                                   484,800
                                                                                                                            _______

U.S. Treasury Obligations - 8.91%

U.S. Treasury Bonds
  oo 4.50% 2/15/36                                                                     USD               2,760,000        2,520,010
     5.375% 2/15/31                                                                                        395,000          408,547
     6.25% 8/15/23                                                                                         345,000          386,427
U.S. Treasury Inflation Index Bonds 2.00% 1/15/26                                                          632,462          591,081
U.S. Treasury Inflation Index Notes
     2.375% 4/15/11                                                                                      1,774,904        1,774,906
     3.00% 7/15/12                                                                                       1,824,233        1,886,870
     3.875% 1/15/09                                                                                        814,810          843,710

U.S. Treasury Notes
  oo 4.875% 5/31/11                                                                                      4,060,000        4,053,342
     5.125% 6/30/08                                                                                      3,100,000        3,108,599
     5.125% 5/15/16                                                                                        225,000          227,408
^ U.S. Treasury Strip 4.226% 11/15/13                                                                    2,265,000        1,585,924
                                                                                                                          _________

Total U.S. Treasury Obligations (cost $17,603,973)                                                                       17,386,824
                                                                                                                         __________

                                                                                                     Number of
                                                                                                     Shares
Preferred Stock - 0.03%

Nexen 7.35%                                                                                                  2,375           59,636
                                                                                                                             ______

Total Preferred Stock (cost $62,688)                                                                                         59,636
                                                                                                                             ______

Warrant - 0.00%

+# Solutia 144A, exercise price $7.59, expiration date 7/15/09                                                  20                0
                                                                                                                                ___

Total Warrant (cost $1,711)                                                                                                       0
                                                                                                                                ___


Total Market Value of Securities - 117.98%
     (cost $231,457,964)                                                                                                230,164,906

Liabilities Net of Receivables and Other Assets (See Notes) - (17.98%) ::                                              (35,074,856)
                                                                                                                       ____________

Net Assets Applicable to 21,140,011 Shares Outstanding - 100.00%                                                       $195,090,050
                                                                                                                       ____________

o Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
COP - Colombian Peso
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
MXN - Mexican Peso
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
USD - United States Dollar

` Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at July 31,
  2006.

+ Non-income producing security for the period ended July 31, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2006, the aggregate amount of Rule 144A securities equaled $24,056,626, which represented 12.33% of the Portfolio's net assets. See Note 6 in "Notes."

~ Variable rate security. The interest rate shown is the rate as of July 31, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

:: Of this amount, $45,060,902 represented payable for securities purchased as of July 31, 2006.

oo Fully or partially pledged as collateral for financial futures contracts.

/ Pass-Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

<< Senior Secured Loans in which the Portfolio invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more
United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate
('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
S.F. - Single Family
TBA - To be Announced
yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at July 31, 2006:

Foreign Currency Exchange Contracts (1)

                                                                                                           Unrealized
                                                                                                          Appreciation
Contracts to Receive (Deliver)               In Exchange For                 Settlement Date             (Depreciation)
_____________________________                _______________                 _______________             ______________

 AUD  (1,239,450)                            USD    943,593                      8/4/06                    $ (5,973)
 CAD    (850,900)                            USD    769,697                      8/4/06                      17,734
 EUR     139,000                             USD   (177,723)                     8/4/06                        (136)
 GBP    (565,000)                            USD  1,039,798                      8/4/06                     (15,648)
 JPY  79,252,000                             USD   (699,944)                     8/4/06                      (8,427)
 JPY 150,921,000                             USD (1,332,706)                    11/2/06                       1,458
 JPY  33,600,840                             EUR   (235,300)                     8/4/06                      (7,434)
 NZD    (412,600)                            USD    263,391                      8/4/06                       8,644
 PLN    (682,780)                            USD    227,950                      8/4/06                       6,787
 SEK  (5,383,300)                            USD    751,690                     11/2/06                      (1,095)
                                                                                                             _______

                                                                                                           $ (4,090)
                                                                                                           _________

Futures Contracts (2)
                                                                                                        Unrealized
        Contracts                        Notional             Notional                                 Appreciation
      to Buy (Sell)                   Cost (Proceeds)          Value           Expiration Date        (Depreciation)
      ____________                    _______________          _____           _______________        ______________

  22 U.S. Treasury 5 year Notes        $ 2,288,814          $  2,292,813           9/30/06               $  3,999
 128 U.S. Treasury 10 year Notes        13,478,407            13,572,000           9/30/06                 93,593
  (7) U.S. Treasury long Bonds            (746,126)             (757,969)          9/30/06                (11,843)
                                                                                                         _________

                                                                                                         $ 85,749
                                                                                                         _________

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

(1) See Note 3 in "Notes."

(2) See Note 4 in "Notes."


________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Core Plus Fixed Income Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts (and forward cross currency exchange contracts) are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                           $231,826,077
                                              ____________

Aggregate unrealized appreciation                1,108,630
Aggregate unrealized depreciation               (2,769,801)
                                              _____________

Net unrealized depreciation                   $ (1,661,171)
                                              _____________

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $394,175 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $394,175 expires in 2013.

3. Foreign Currency Exchange Contracts

The Portfolio may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Futures Contracts

The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Swap Agreements

The Portfolio may enter into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. No swap agreements were outstanding at July 31, 2006.

6. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At July 31, 2006, no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Emerging Markets Portfolio
______________________________________________________

July 31, 2006

                                                                                                       Number of          Market
                                                                                                       Shares             Value
                                                                                                                          (U.S. $)
Common Stock- 91.75% |

Brazil - 9.16%
AES Tiete                                                                                              137,838,657       $3,442,005
Brasil Telecom                                                                                           4,630,254           18,291
Companhia de Concessoes Rodoviarias                                                                      1,039,400        9,774,996
Companhia Siderurgica Nacional                                                                             197,100        6,372,099
Companhia Vale do Rio Doce ADR                                                                             326,400        6,495,360
CPFL Energia                                                                                               256,347        3,185,328
CPFL Energia ADR                                                                                            85,400        3,184,566
Petroleo Brasileiro ADR                                                                                    208,200       17,247,288
Votorantim Celulose e Papel ADR                                                                            750,850       11,705,752
                                                                                                                         __________

                                                                                                                         61,425,685
                                                                                                                         __________
Chile - 1.74%
Banco Santander ADR                                                                                        196,500        7,683,150
+# Inversiones Aguas Metropolitanas 144A ADR                                                               184,500        3,966,086
                                                                                                                          _________

                                                                                                                         11,649,236
                                                                                                                         __________
China - 6.65% ]
China Merchants Holdings International                                                                   1,318,000        3,994,608
China Shipping Development                                                                               9,700,000        8,039,433
China Telecom                                                                                           29,942,000        9,864,807
Fountain Set                                                                                             7,888,000        2,263,808
Guangshen Railway                                                                                        8,748,000        3,512,620
Texwinca                                                                                                 8,370,000        5,375,190
TPV Technology                                                                                           3,494,000        3,462,434
Zhejiang Expressway                                                                                     13,210,000        8,109,405
                                                                                                                          _________

                                                                                                                         44,622,305
                                                                                                                         __________
Czech Republic - 1.62%
Komercni Banka                                                                                              74,153       10,887,556
                                                                                                                         __________

                                                                                                                         10,887,556
                                                                                                                         __________
Egypt - 0.73%
MobiNil-Egyptian Mobile Services                                                                           198,129        4,863,488
                                                                                                                          _________

                                                                                                                          4,863,488
                                                                                                                          _________
Hungary - 2.06%
Magyar Telecom                                                                                           1,436,986        6,049,398
OTP Bank                                                                                                   260,254        7,757,232
                                                                                                                          _________

                                                                                                                         13,806,630
                                                                                                                         __________
India - 2.00%
Hero Honda Motors                                                                                          429,469        6,513,152
Tata Steel                                                                                                 647,796        6,920,971
                                                                                                                          _________

                                                                                                                         13,434,123
                                                                                                                         __________
Indonesia - 0.60%
Telekomunikasi Indonesia                                                                                 4,895,000        4,009,629
                                                                                                                          _________

                                                                                                                          4,009,629
                                                                                                                          _________
Israel - 3.71%
Bank Hapoalim                                                                                            2,644,554       11,825,156
Bezeq Israeli Telecommunication                                                                          4,394,197        5,246,324
Israel Chemicals                                                                                         1,647,658        7,798,921
                                                                                                                          _________

                                                                                                                         24,870,401
                                                                                                                         __________
Malaysia - 8.42%
Hong Leong Bank                                                                                          6,405,700        9,282,354
Maxis Communications                                                                                     6,552,400       15,496,448
MISC Foreign                                                                                             4,286,000        9,316,118
PLUS Expressways                                                                                         9,486,800        6,977,305
Public Bank                                                                                              2,396,700        4,357,636
Public Bank Foreign                                                                                      1,317,300        2,395,091
Tanjong                                                                                                  2,286,000        8,625,236
                                                                                                                          _________

                                                                                                                         56,450,188
                                                                                                                         __________
Mexico - 6.85%

Cemex de C.V.                                                                                              635,602        1,794,675
Cemex de C.V. ADR                                                                                          225,666        6,390,861
+ Grupo Aeroportuario del Pacifico de C.V. ADR                                                             147,600        4,417,668
Grupo Aeroportuario del Sureste de C.V. ADR                                                                124,400        4,212,184
Grupo Modelo Series C                                                                                    2,125,100        9,305,946
Grupo Televisa ADR                                                                                         443,300        8,209,916
Kimberly-Clark de Mexico de C.V.                                                                         3,099,200       11,592,400
                                                                                                                         __________

                                                                                                                         45,923,650
                                                                                                                         __________
Morocco - 0.54%
Maroc Telecom                                                                                              275,830        3,611,539
                                                                                                                          _________

                                                                                                                          3,611,539
                                                                                                                          _________
Panama - 0.80%
Banco Latinoamericano Export                                                                               327,200        5,366,080
                                                                                                                          _________

                                                                                                                          5,366,080
                                                                                                                          _________
Phillippines - 0.84%
Philippine Long Distance Telephone ADR                                                                     144,600        5,666,874
                                                                                                                          _________

                                                                                                                          5,666,874
                                                                                                                          _________
Poland - 2.92%
Bank Pekao                                                                                                 176,567       12,152,385
Telekomunikacja Polska                                                                                   1,080,528        7,419,334
                                                                                                                          _________

                                                                                                                         19,571,719
                                                                                                                         __________
Republic of Korea - 9.11%
Daelim Industrial                                                                                           93,016        6,183,532
GS Engineering & Construction                                                                               74,010        4,958,788
Kookmin Bank                                                                                               175,715       15,341,933
Korea Electric Power                                                                                       159,870        5,991,771
Korea Gas                                                                                                  230,180        8,385,945
KT                                                                                                          96,860        3,974,987
KT ADR                                                                                                     413,789        8,925,429
# KT&G 144A GDR                                                                                            111,259        3,348,896
Samsung Electronics                                                                                          6,213        3,954,669
                                                                                                                          _________

                                                                                                                         61,065,950
                                                                                                                         __________
Russia - 3.58%
LUKOIL ADR                                                                                                  68,364        5,933,995
Mobile Telesystems ADR                                                                                     343,700       10,977,778
NovaTek OAO GDR                                                                                            152,655        7,113,723
                                                                                                                          _________

                                                                                                                         24,025,496
                                                                                                                         __________
South Africa - 9.44%
African Bank Investments                                                                                 2,447,220        8,722,764
Alexander Forbes                                                                                         2,751,293        5,840,368
Aspen Pharmacare                                                                                           597,503        3,034,089
Remgro                                                                                                     510,297       10,501,738
Sasol                                                                                                      225,484        8,116,612
Standard Bank Group                                                                                      1,150,193       12,655,228
Steinhoff International                                                                                  1,564,891        4,800,314
Telkom                                                                                                     340,798        6,424,548
Tiger Brands                                                                                               148,844        3,215,352
                                                                                                                          _________

                                                                                                                         63,311,013
                                                                                                                         __________
Taiwan - 12.26%
Asustek Computer                                                                                         3,454,873        7,764,233
Chunghwa Telecom                                                                                         4,949,000        9,112,204
Chunghwa Telecom ADR                                                                                       507,003        9,415,046
Lite-On Technology                                                                                       7,978,000       10,767,255
Mega Financial Holding                                                                                  19,614,000       13,115,926
Pihsiang Machinery Manufacturing                                                                           528,819        1,051,179
President Chain Store                                                                                    5,000,376       10,458,801
Synnex Technology International                                                                          4,053,390        3,564,508
Taiwan Semiconductor Manufacturing                                                                      10,158,794       16,998,530
                                                                                                                         __________

                                                                                                                         82,247,682
                                                                                                                         __________
Thailand - 6.65%
Advanced Info Service                                                                                    4,777,700       11,105,060
Kasikornbank NVDR                                                                                        3,266,000        5,305,309
Land & Houses NVDR                                                                                      43,977,710        8,073,034
Siam Cement NVDR                                                                                         2,552,700       14,294,042
Siam City Bank                                                                                           8,263,500        3,710,499
Siam City Bank NVDR                                                                                        104,000           46,698
Thai Union Frozen Products                                                                               3,247,942        2,058,917
                                                                                                                          _________

                                                                                                                         44,593,559
                                                                                                                         __________
Turkey - 2.07%
Akbank                                                                                                   1,766,189        8,491,293

Tofas                                                                                                    1,109,995        2,994,378
+ Vestel Elektronik Sanayi                                                                                 940,652        2,374,242
                                                                                                                          _________

                                                                                                                         13,859,913
                                                                                                                         __________

Total Common Stock (cost $528,205,104)                                                                                  615,262,716
                                                                                                                        ___________


Preferred Stock- 6.95% |

Brazil - 3.78%
AES Tiete                                                                                              120,500,000        3,014,578
Companhia Vale do Rio Doce                                                                                 523,418       10,458,731
Investimentos Itau                                                                                       2,160,939        8,943,873
Ultrapar Participacoes                                                                                     198,388        2,956,889
                                                                                                                          _________

                                                                                                                         25,374,071
                                                                                                                         __________
Republic of Korea - 3.17%
Hyundai Motor                                                                                              149,540        7,185,802
Samsung Electronics                                                                                         29,612       14,089,865
                                                                                                                         __________

                                                                                                                         21,275,667
                                                                                                                         __________

Total Preferred Stock (cost $26,664,983)                                                                                 46,649,738
                                                                                                                         __________
                                                                                                       Principal
                                                                                                       Amount
Repurchase Agreements - 1.19%

With BNP Paribas 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $4,218,612,
collateralized by $2,567,000 U.S. Treasury Bills
due 1/25/07, market value $2,504,278,
$1,276,000 U.S. Treasury Notes 3.375%
due 9/15/09, market value $1,234,437 and
$535,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $564,971)                                                                     $4,218,000        4,218,000

With Cantor Fitzgerald 5.22% 8/1/06 (dated 7/31/06, to be repurchased at
$2,139,310, collateralized by $321,000 U.S. Treasury Notes 3.00% due 2/15/09,
market value $310,526, $242,000 U.S. Treasury Notes 3.625% due 7/15/09, market value $233,854, $535,000 U.S. Treasury Notes 3.875% due 5/15/09, market value
$524,144, $535,000 U.S. Treasury Notes 5.50% due 5/15/09, market value $548,966 and $535,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $564,971)                                                                      2,139,000        2,139,000

With UBS Warburg 5.20% 8/1/06
(dated 7/31/06, to be repurchased at $1,604,232,
collateralized by $1,670,000 U.S. Treasury Notes
3.875% due 5/15/09, market value $1,636,880)                                                             1,604,000        1,604,000
                                                                                                                          _________

Total Repurchase Agreements (cost $7,961,000)                                                                             7,961,000
                                                                                                                          _________


Total Market Value of Securities - 99.89%
   (cost $562,831,087)                                                                                                  669,873,454

Receivables and Other Assets Net of Liabilities (See Notes) - 0.11%                                                         736,443
                                                                                                                            _______

Net Assets Applicable to 47,496,186 Shares Outstanding - 100.00%                                                       $670,609,897
                                                                                                                       ____________

+ Non-income producing security for the period ended July 31, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2006, the aggregate amount of Rule 144A securities equals $7,314,982, which represented 1.09% of the Portfolio's net assets. See Note 4 in "Notes."

| Securities have been classified by country of origin.

] Securities listed and traded on the Hong Kong Stock Exchange.


Summary of Abbreviations:

ADR - American Depositary Receipts
FDR - Foreign Depositary Receipts
GDR - Global Depositary Receipts
NVDR - Non-Voting Depositary Receipts


________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled
Trust - The Emerging Markets Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                  $563,284,044
                                     ____________

Aggregate unrealized appreciation     131,460,371
Aggregate unrealized depreciation     (24,870,961)
                                     ____________

Net unrealized appreciation          $106,589,410
                                     ____________

3. Foreign Exchange Contracts

The Portfolio may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At July 31, 2006, no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Global Fixed Income Portfolio
_________________________________________________________

July 31, 2006

                                                                                                     Principal          Market
                                                                                                     Amount o           Value
                                                                                                                        (U.S.$)
Bonds- 98.16%

Australia - 6.00%
New South Wales Treasury 5.50% 8/1/14                                                            AUD     8,000,000       $5,904,871
Queensland Treasury
     6.00% 7/14/09                                                                               AUD     4,000,000        3,058,391
     6.00% 10/14/15                                                                              AUD    10,000,000        7,664,465
                                                                                                                          _________

                                                                                                                         16,627,727
                                                                                                                         __________
Austria - 8.30%
Oesterreichesche Kontrollbank
     1.80% 3/22/10                                                                               JPY 1,200,000,000       10,701,340
     5.25% 4/25/08                                                                               EUR     2,659,000        3,489,269
Republic of Austria 5.25% 1/4/11                                                                 EUR     6,500,000        8,825,041
                                                                                                                          _________

                                                                                                                         23,015,650
                                                                                                                         __________
Belgium - 0.51%
Kingdom of Belgium 3.75% 3/28/09                                                                 EUR     1,100,000        1,411,179
                                                                                                                          _________

                                                                                                                          1,411,179
                                                                                                                          _________
Finland - 5.74%
Republic of Finland
     5.375% 7/4/13                                                                               EUR     1,480,000        2,067,908
     5.75% 2/23/11                                                                               EUR    10,000,000       13,862,728
                                                                                                                         __________

                                                                                                                         15,930,636
                                                                                                                         __________
France - 11.85%
Compagnie de Financement Foncier 0.60% 3/23/10                                                   JPY 1,100,000,000        9,391,149
Government of France
     4.00% 10/25/09                                                                              EUR     2,300,000        2,972,941
     5.00% 10/25/16                                                                              EUR     5,040,000        7,006,915
     5.75% 10/25/32                                                                              EUR     5,000,000        7,920,474
     8.50% 10/25/19                                                                              EUR     3,000,000        5,575,062
                                                                                                                          _________

                                                                                                                         32,866,541
                                                                                                                         __________
Germany - 13.16%
Deutschland Republic
     4.25% 1/4/14                                                                                EUR     6,300,000        8,261,638
     4.75% 7/4/28                                                                                EUR     6,250,000        8,623,041
     5.00% 7/4/11                                                                                EUR     2,700,000        3,646,586
Kredit Fuer Wiederaufbau
     1.85% 9/20/10                                                                               JPY 1,050,000,000        9,371,337
     5.25% 7/4/12                                                                                EUR     3,000,000        4,111,085
Rentenbank 1.375% 4/25/13                                                                        JPY   290,000,000        2,476,633
                                                                                                                          _________

                                                                                                                         36,490,320
                                                                                                                         __________
Ireland - 4.93%
Republic of Ireland 5.00% 4/18/13                                                                UR E   10,000,000       13,665,855
                                                                                                                         __________

                                                                                                                         13,665,855
                                                                                                                         __________
Italy - 1.41%
Republic of Italy 0.65% 3/20/09                                                                  JPY   450,000,000        3,900,177
                                                                                                                          _________

                                                                                                                          3,900,177
                                                                                                                          _________
Japan - 7.83%
Development Bank of Japan 1.40% 6/20/12                                                          JPY 1,200,000,000       10,371,667
* Japan Finance Corporation for Municipal Enterprises 1.55% 2/21/12                              JPY 1,300,000,000       11,348,437
                                                                                                                         __________

                                                                                                                         21,720,104
                                                                                                                         __________
Mexico - 2.14%
Mexican Bonos
     8.00% 12/23/10                                                                              MXN    18,000,000        1,653,315
     9.00% 12/20/12                                                                              MXN    18,000,000        1,706,685
     9.50% 12/18/14                                                                              MXN    18,000,000        1,751,844
     10.00% 12/5/24                                                                              MXN     8,000,000          811,002
                                                                                                                            _______

                                                                                                                          5,922,846
                                                                                                                          _________

Netherlands - 9.90%
Bank Nederlandse Gemeenten
     0.80% 9/22/08                                                                               JPY 1,331,000,000       11,607,153
     6.00% 3/26/12                                                                               USD     3,000,000        3,080,994
Netherlands Government
     4.25% 7/15/13                                                                               EUR     3,400,000        4,459,418
     5.25% 7/15/08                                                                               EUR       600,000          791,234
     7.50% 1/15/23                                                                               EUR     4,200,000        7,524,031
                                                                                                                          _________

                                                                                                                         27,462,830
                                                                                                                         __________
Norway - 4.05%
Eksportfinans 1.80% 6/21/10                                                                      JPY 1,260,000,000       11,221,932
                                                                                                                         __________

                                                                                                                         11,221,932
                                                                                                                         __________
Poland - 7.54%
Poland Government
     5.00% 10/24/13                                                                              PLN    14,000,000        4,405,749
   * 5.50% 3/12/12                                                                               EUR     5,000,000        6,831,440
     5.75% 3/24/10                                                                               PLN    14,000,000        4,591,891
     6.25% 10/24/15                                                                              PLN    15,000,000        5,089,710
                                                                                                                          _________

                                                                                                                         20,918,790
                                                                                                                         __________
Supranational - 10.65%
Council of Europe Development Bank 6.125% 1/25/11                                                USD     1,800,000        1,863,263
European Investment Bank
     2.125% 9/20/07                                                                              JPY   300,000,000        2,661,840
     5.00% 4/15/08                                                                               EUR     6,000,000        7,852,959
Inter-American Development Bank
     1.90% 7/8/09                                                                                JPY   558,000,000        4,988,159
     5.50% 3/30/10                                                                               EUR     5,700,000        7,736,276
International Bank for Reconstruction & Development 2.00% 2/18/08                                JPY   500,000,000        4,442,249
                                                                                                                          _________

                                                                                                                         29,544,746
                                                                                                                         __________
United States - 4.15%
U.S. Treasury Inflation Index Note 3.00% 7/15/12                                                 USD     7,995,097        8,269,617
U.S. Treasury Notes 3.625% 5/15/13                                                               USD     3,500,000        3,239,278
                                                                                                                          _________

                                                                                                                         11,508,895
                                                                                                                         __________

Total Bonds (cost $270,658,878)                                                                                         272,208,228
                                                                                                                        ___________

Repurchase Agreements- 0.68%

With BNP Paribas 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $1,003,545,
collateralized by $610,700 U.S. Treasury Bills
due 1/25/07, market value $595,792,
$303,500 U.S. Treasury Notes 3.375%
due 9/15/09, market value $293,685 and
$127,200 U.S. Treasury Notes 6.00%
due 8/15/09, market value $134,412)                                                              USD    1,003,400         1,003,400

With Cantor Fitzgerald 5.22% 8/1/06 (dated 7/31/06, to be repurchased at
$508,974, collateralized by $76,300 U.S. Treasury Notes 3.00% due 2/15/09,
market value $73,877, $57,600 U.S. Treasury Notes 3.625% due 7/15/09, market value $55,636, $127,200 U.S. Treasury Notes 3.875% due 5/15/09, market value
$124,699, $127,200 U.S. Treasury Notes 5.50% due 5/15/09, market value $130,604 and $127,200 U.S. Treasury Notes 6.00%
due 8/15/09, market value $134,412)                                                                       508,900           508,900

With UBS Warburg 5.20% 8/1/06
(dated 7/31/06, to be repurchased at $381,755,
collateralized by $397,300 U.S. Treasury Notes
3.875% due 5/15/09, market value $389,430)                                                                381,700           381,700
                                                                                                                            _______

Total Repurchase Agreements (cost $1,894,000)                                                                             1,894,000
                                                                                                                          _________


Total Market Value of Securities Before Securities Lending Collateral - 98.84%
     (cost $272,552,878)                                                                                                274,102,228
                                                                                                                        ___________

Securities Lending Collateral ** - 2.94%

Short-Term Investments
Fixed Rate Notes - 0.50%
Citigroup Global Markets 5.32% 8/1/06                                                                    1,387,740        1,387,740
                                                                                                                          _________

                                                                                                                          1,387,740
                                                                                                                          _________


~ Variable Rate Notes - 2.44%
American Honda Finance 5.32% 2/21/07                                                                      232,725          232,725
ANZ National 5.32% 8/31/07                                                                                 51,717           51,717
Australia New Zealand 5.40% 8/31/07                                                                       258,583          258,583
Bank of America 5.32% 2/23/07                                                                             336,158          336,158
Bank of New York 5.34% 8/31/07                                                                            206,866          206,867
Barclays New York 5.31% 5/18/07                                                                           336,158          336,158
Bayerische Landesbank 5.45% 8/25/06                                                                       258,583          258,583
Bear Stearns 5.40% 1/31/07                                                                                310,300          310,300
BNP Paribas 5.14% 8/31/07                                                                                 258,583          258,583
Canadian Imperial Bank
     5.32% 11/22/06                                                                                       258,583          258,583
     5.38% 8/31/07                                                                                        129,292          129,292
CDC Financial Products 5.41% 8/31/06                                                                      336,158          336,158
Citigroup Global Markets 5.38% 8/7/06                                                                     336,158          336,158
Commonwealth Bank 5.37% 8/31/07                                                                           258,583          258,583
Goldman Sachs 5.45% 7/31/07                                                                               336,158          336,158
Manufacturers & Traders 5.38% 9/26/06                                                                     258,582          258,572
Marshall & Ilsley Bank 5.35% 8/31/07                                                                      284,441          284,441
Merrill Lynch Mortgage Capital 5.41% 8/3/06                                                               232,725          232,725
National Australia Bank 5.31% 3/7/07                                                                      320,643          320,643
National City Bank 5.32% 3/2/07                                                                           310,319          310,386
National Rural Utilities 5.34% 8/31/07                                                                    408,561          408,561
Nordea Bank New York 5.31% 5/16/07                                                                        129,290          129,285
Nordea Bank Norge 5.33% 8/31/07                                                                           258,583          258,583
Royal Bank of Scotland 5.38% 8/31/07                                                                      258,583          258,583
Societe Generale 5.32% 8/31/07                                                                            129,292          129,292
Wells Fargo 5.38% 8/31/07                                                                                 258,583          258,583
                                                                                                                           _______

                                                                                                                         6,754,260
                                                                                                                         _________

Total Securities Lending Collateral (cost $8,142,000)                                                                    8,142,000
                                                                                                                         _________
Total Market Value of Securities - 101.78%
     (cost $280,694,878)                                                                                               282,244,228 !

Obligation to Return Securities Lending Collateral ** - (2.94%)                                                         (8,142,000)

Receivables and Other Assets Net of Liabilities (See Notes) - 1.16%                                                      3,200,236
                                                                                                                         _________

Net Assets Applicable to 24,782,035 Shares Outstanding - 100.00%                                                      $277,302,464
                                                                                                                      ____________

o Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
EUR - European Monetary Unit
JPY - Japanese Yen
MXN - Mexican Peso
PLN - Polish Zloty
USD - U.S. Dollar


*  Fully or partially on loan.

** See Note 4 in "Notes."

!  Includes $7,884,912 of securities loaned.

~  Variable rate securities. The interest rate shown is the rate as of July 31, 2006.


________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled
Trust - The Global Fixed Income Portfolio (the "Portfolio").

Security Valuation - Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                 $280,856,621
                                    ____________

Aggregate unrealized appreciation     10,728,883
Aggregate unrealized depreciation     (9,341,276)
                                    ____________

Net unrealized appreciation         $  1,387,607
                                    ____________

3. Foreign Exchange Contracts

The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No forward foreign currency exchange contracts were outstanding at July 31, 2006.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments(R) Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Portfolio records security lending income net of such allocation.

At July 31, 2006, the market value of securities on loan was $7,884,912, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Security Lending Collateral."

5. Credit and Market Risk

Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At July 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)


Delaware Pooled Trust - The Focus Smid-Cap Growth Equity Portfolio
__________________________________________________________________

    (formerly The Small-Cap Growth II Equity Portfolio)
     __________________________________________________

July 31, 2006

                                                                                                         Number of          Market
                                                                                                         Shares             Value
Common Stock - 94.79% \

Basic Industries/Capital Goods - 4.64%
Graco                                                                                                        6,400         $251,456
                                                                                                                           ________

                                                                                                                            251,456
                                                                                                                            _______
Business Services - 8.94%
Expeditors International of Washington                                                                       5,800          263,726
Global Payments                                                                                              5,200          221,208
                                                                                                                            _______

                                                                                                                            484,934
                                                                                                                            _______
Consumer Durables - 9.07%
Gentex                                                                                                      16,700          222,778
+ Select Comfort                                                                                            13,350          269,003
                                                                                                                            _______

                                                                                                                            491,781
                                                                                                                            _______
Consumer Non-Durables - 10.22%
+ Blue Nile                                                                                                 10,600          279,204
+ NetFlix                                                                                                   13,300          275,177
                                                                                                                            _______

                                                                                                                            554,381
                                                                                                                            _______
Consumer Services - 29.86%
+ Global Cash Access                                                                                        17,000          254,660
GTECH Holdings                                                                                               8,100          272,889
IHOP                                                                                                         5,998          272,669
Jackson Hewitt Tax Service                                                                                   8,000          273,040
Strayer Education                                                                                            2,500          270,875
Weight Watchers International                                                                                6,866          274,708
                                                                                                                            _______

                                                                                                                          1,618,841
                                                                                                                          _________
Financials - 16.66%
BlackRock Class A                                                                                            1,950          251,862
Financial Federal                                                                                            8,016          215,390
+ IntercontinentalExchange                                                                                   2,700          160,920
optionsXpress Holdings                                                                                      10,500          274,890
                                                                                                                            _______

                                                                                                                            903,062
                                                                                                                            _______
Health Care - 5.04%
+ Techne                                                                                                     5,500          273,295
                                                                                                                            _______

                                                                                                                            273,295
                                                                                                                            _______
Technology - 5.04%
+ NAVTEQ                                                                                                     9,700          273,346
                                                                                                                            _______

                                                                                                                            273,346
                                                                                                                            _______
Transportation - 5.32%
C.H. Robinson Worldwide                                                                                      6,300          288,414
                                                                                                                            _______

                                                                                                                            288,414
                                                                                                                            _______

Total Common Stock (cost $5,655,620)                                                                                      5,139,510
                                                                                                                          _________
                                                                                                     Principal
                                                                                                     Amount
Federal Agency (Discount Note) - 5.90%

^ Federal Home Loan Bank 4.933% 8/1/06                                                                    $320,000          320,000
                                                                                                                            _______

Total Federal Agency (Discount Note) (cost $320,000)                                                                        320,000
                                                                                                                            _______


Total Market Value of Securities - 100.69%
   (cost $5,975,620)                                                                                                      5,459,510

Liabilities Net of Receivables and Other Assets (See Notes) - (0.69%)                                                      (37,173)
                                                                                                                            _______

Net Assets Applicable to 592,259 Shares Outstanding - 100.00%                                                            $5,422,337
                                                                                                                         __________

+ Non-income producing security for the period ended July 31, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.


________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled
Trust - The Focus Smid-Cap Growth Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                   $5,975,620
                                      ___________

Aggregate unrealized appreciation         86,928
Aggregate unrealized depreciation       (603,038)
                                      ___________

Net unrealized depreciation           $ (516,110)
                                      ___________

3. Credit and Market Risk

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At July 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The High-Yield Bond Portfolio
_____________________________________________________

July 31, 2006

                                                                                                     Principal          Market
                                                                                                     Amount             Value
                                                                                                     (U.S.$)            (U.S.$)
Corporate Bonds - 95.09%

Banking - 0.89%
# iPayment 144A 9.75% 5/15/14                                                                           $   25,000       $   25,125
Western Financial Bank 9.625% 5/15/12                                                                       25,000           27,602
                                                                                                                         __________

                                                                                                                             52,727
                                                                                                                         __________
Basic Industry - 12.32%
Abitibi-Consolidated
    6.95% 12/15/06                                                                                           5,000            5,050
    7.875% 8/1/09                                                                                           25,000           24,250
AK Steel 7.875% 2/15/09                                                                                     40,000           40,000
Bowater 9.50% 10/15/12                                                                                     115,000          115,574
Donohue Forest Products 7.625% 5/15/07                                                                      25,000           25,188
Georgia-Pacific 9.50% 12/1/11                                                                               50,000           52,750
Gold Kist 10.25% 3/15/14                                                                                    25,000           26,375
Huntsman International
     9.875% 3/1/09                                                                                          15,000           15,694
     10.125% 7/1/09                                                                                         65,000           66,299
NewPage 10.00% 5/1/12                                                                                       35,000           36,488
Norske Skog Canada 8.625% 6/15/11                                                                           50,000           49,000
# Port Townsend Paper 144A 12.00% 4/15/11                                                                   35,000           29,925
Potlatch 13.00% 12/1/09                                                                                     50,000           58,870
Rhodia 8.875% 6/1/11                                                                                        25,000           25,563
++ Solutia 6.72% 10/15/37                                                                                   55,000           50,325
Tembec Industries 8.625% 6/30/09                                                                           110,000           59,674
# Verso Paper 144A 9.125% 8/1/14                                                                            25,000           25,125
Witco 6.875% 2/1/26                                                                                         25,000           22,625
                                                                                                                             ______

                                                                                                                            728,775
                                                                                                                            _______
Brokerage - 1.94%
E Trade Financial 8.00% 6/15/11                                                                             45,000           46,463
LaBranche & Co.
     9.50% 5/15/09                                                                                          30,000           31,050
     11.00% 5/15/12                                                                                         35,000           37,450
                                                                                                                             ______

                                                                                                                            114,963
                                                                                                                            _______
Capital Goods - 6.88%
Armor Holdings 8.25% 8/15/13                                                                                50,000           52,499
# Compression Polymer 144A 10.50% 7/1/13                                                                    30,000           30,900
Graham Packaging 9.875% 10/15/14                                                                            25,000           24,438
Interface 10.375% 2/1/10                                                                                    40,000           43,900
Interline Brands 8.125% 6/15/14                                                                             10,000           10,125
Intertape Polymer 8.50% 8/1/14                                                                              45,000           41,850
Mueller Group 10.00% 5/1/12                                                                                 33,000           35,805
{ Mueller Holdings 0.00% 4/15/14                                                                            19,000           16,245
NTK Holdings 10.75% 3/1/14                                                                                  40,000           28,200
# RBS Global and Rexnord 144A 9.50% 8/1/14                                                                  25,000           25,125
Solo Cup 8.50% 2/15/14                                                                                      30,000           26,100
# TransDigm 144A 7.75% 7/15/14                                                                              30,000           30,075
Trimas 9.875% 6/15/12                                                                                       45,000           41,738
                                                                                                                             ______

                                                                                                                            407,000
                                                                                                                            _______
Consumer Cyclical - 8.24%
Accuride 8.50% 2/1/15                                                                                       30,000           28,050
# Baker & Taylor 144A 11.50% 7/1/13                                                                         25,000           25,125
Boyd Gaming 8.75% 4/15/12                                                                                   50,000           52,499
Carrols 9.00% 1/15/13                                                                                       15,000           14,925
Ford Motor Credit 7.375% 10/28/09                                                                           35,000           33,038
General Motors 8.375% 7/15/33                                                                               20,000           16,500
General Motors Acceptance Corporation
     6.875% 9/15/11                                                                                         45,000           43,619
     8.00% 11/1/31                                                                                          30,000           29,500
Landry's Restaurant 7.50% 12/15/14                                                                          25,000           23,313

Metaldyne 10.00% 11/1/13                                                                                    50,000           48,124
Neiman Marcus 9.00% 10/15/15                                                                                25,000           26,469
# NPC International 144A 9.50% 5/1/14                                                                       40,000           38,600
O'Charleys 9.00% 11/1/13                                                                                    20,000           20,500
# Uno Restaurant 144A 10.00% 2/15/11                                                                        20,000           15,550
Visteon
     7.00% 3/10/14                                                                                          10,000            8,200
     8.25% 8/1/10                                                                                           35,000           32,375
Warnaco 8.875% 6/15/13                                                                                      30,000           30,788
                                                                                                                             ______

                                                                                                                            487,175
                                                                                                                            _______
Consumer Non-Cyclical - 12.00%
# Angiotech Pharmaceuticals 144A 7.75% 4/1/14                                                               35,000           34,038
Biovail 7.875% 4/1/10                                                                                      100,000          101,999
Constellation Brands 8.125% 1/15/12                                                                         45,000           46,575
Cott Beverages 8.00% 12/15/11                                                                               50,000           50,750
Dole Food 8.875% 3/15/11                                                                                    30,000           28,200
# HealthSouth 144A 10.75% 6/15/16                                                                           40,000           38,400
Ingles Markets 8.875% 12/1/11                                                                               35,000           36,750
# Le-Natures 144A 10.00% 6/15/13                                                                            30,000           31,950
Marsh Supermarkets 8.875% 8/1/07                                                                            15,000           14,963
National Beef Packing 10.50% 8/1/11                                                                         45,000           46,913
# Penhall International 144A 12.00% 8/1/14                                                                  25,000           25,938
Pilgrim's Pride 9.625% 9/15/11                                                                              50,000           52,624
Pinnacle Foods 8.25% 12/1/13                                                                                25,000           24,625
Playtex Products 9.375% 6/1/11                                                                              50,000           52,437
# Reynolds American 144A 7.875% 5/15/09                                                                     25,000           26,065
True Temper Sports 8.375% 9/15/11                                                                           25,000           22,813
Warner Chilcott 8.75% 2/1/15                                                                                75,000           74,812
                                                                                                                             ______

                                                                                                                            709,852
                                                                                                                            _______
Energy - 5.52%
# Basic Energy Service 144A 7.125% 4/15/16                                                                  10,000            9,375
Bluewater Finance 10.25% 2/15/12                                                                            25,000           25,563
# Brigham Exploration 144A 9.625% 5/1/14                                                                    10,000            9,875
Compton Petroleum Finance 7.625% 12/1/13                                                                    15,000           14,513
Copano Energy 8.125% 3/1/16                                                                                 10,000           10,100
El Paso Natural Gas 7.625% 8/1/10                                                                           20,000           20,450
# El Paso Performance Linked Trust 144A 7.75% 7/15/11                                                       20,000           20,225
El Paso Production Holding 7.75% 6/1/13                                                                     25,000           25,531
# Hilcorp Energy 144A 9.00% 6/1/16                                                                          25,000           26,000
Inergy Finance
     6.875% 12/15/14                                                                                         5,000            4,738
     8.25% 3/1/16                                                                                           10,000           10,250
# Mariner Energy 144A 7.50% 4/15/13                                                                         10,000            9,700
# PetroHawk Energy 144A 9.125% 7/15/13                                                                      45,000           46,237
~ Secunda International 13.507% 9/1/12                                                                      30,000           31,537
Tennessee Gas Pipeline 8.375% 6/15/32                                                                        5,000            5,472
# VeraSun Energy 144A 9.875% 12/15/12                                                                       25,000           26,750
Whiting Petroleum 7.25% 5/1/13                                                                              30,000           29,925
                                                                                                                             ______

                                                                                                                            326,241
                                                                                                                            _______
Finance & Investments - 0.48%
FINOVA Group 7.50% 11/15/09                                                                                 96,900           28,586
                                                                                                                             ______

                                                                                                                             28,586
                                                                                                                             ______
Media - 10.72%
} Adelphia Communications 8.125% 12/15/06                                                                   35,000           20,563
# Affinion Group 144A 11.50% 10/15/15                                                                       15,000           15,113
++ Century Communications 9.50% 9/1/06                                                                      60,000           65,250
Charter Communications Holdings
     11.125% 1/15/11                                                                                        30,000           21,750
     13.50% 1/15/11                                                                                         95,000           72,675
~# Cleveland Unlimited 144A 13.579% 12/15/10                                                                15,000           16,050
CSC Holdings
     8.125% 7/15/09                                                                                         15,000           15,431
     8.125% 8/15/09                                                                                         50,000           51,438
Dex Media East 12.125% 11/15/12                                                                             20,000           22,450
Insight Midwest 10.50% 11/1/10                                                                              85,000           88,824
Lodgenet Entertainment 9.50% 6/15/13                                                                        65,000           69,550
Mediacom Capital 9.50% 1/15/13                                                                              50,000           50,875
RH Donnelley 8.875% 1/15/16                                                                                 45,000           45,056
Sheridan Group 10.25% 8/15/11                                                                               15,000           15,225
Vertis 10.875% 6/15/09                                                                                      20,000           19,925

Warner Music Group 7.375% 4/15/14                                                                           45,000           43,650
                                                                                                                            _______

                                                                                                                            633,825
                                                                                                                            _______
Real Estate - 2.15%
American Real Estate Partners 8.125% 6/1/12                                                                 60,000           61,200
BF Saul REIT 7.50% 3/1/14                                                                                   40,000           41,200
# Rouse 144A 6.75% 5/1/13                                                                                   25,000           24,877
                                                                                                                             ______

                                                                                                                            127,277
                                                                                                                            _______
Services Cyclical - 11.25%
Adesa 7.625% 6/15/12                                                                                        35,000           34,563
American Airlines 7.377% 5/23/19                                                                            16,049           14,444
Corrections Corporation of America 7.50% 5/1/11                                                             50,000           50,750
FTI Consulting 7.625% 6/15/13                                                                               35,000           35,525
Gaylord Entertainment 8.00% 11/15/13                                                                        30,000           30,563
{ H-Lines Finance Holding 11.00% 4/1/13                                                                     55,000           47,988
# Hertz 144A
     8.875% 1/1/14                                                                                          25,000           26,188
     10.50% 1/1/16                                                                                          15,000           16,388
Horizon Lines 9.00% 11/1/12                                                                                 19,000           19,428
Kansas City Southern Railway 9.50% 10/1/08                                                                  45,000           47,363
# Knowledge Learning 144A 7.75% 2/1/15                                                                      15,000           13,875
Mandalay Resort Group 9.50% 8/1/08                                                                          55,000           58,299
OMI 7.625% 12/1/13                                                                                          90,000           90,899
# Pokagon Gaming Authority 144A 10.375% 6/15/14                                                             30,000           31,500
Royal Caribbean Cruises 7.25% 3/15/18                                                                       24,000           23,496
Seabulk International 9.50% 8/15/13                                                                          5,000            5,550
Stena 9.625% 12/1/12                                                                                        35,000           37,975
{ Town Sports International 11.00% 2/1/14                                                                   30,000           23,850
Wheeling Island Gaming 10.125% 12/15/09                                                                     55,000           57,062
                                                                                                                             ______

                                                                                                                            665,706
                                                                                                                            _______
Services Non-Cyclical - 7.50%
Aleris International 9.00% 11/15/14                                                                         30,000           33,900
Allied Waste North America 9.25% 9/1/12                                                                     50,000           53,375
Brickman Group 11.75% 12/15/09                                                                              15,000           16,200
Casella Waste Systems 9.75% 2/1/13                                                                          70,000           73,850
# CRC Health 144A 10.75% 2/1/16                                                                             50,000           51,000
Geo Subordinate 11.00% 5/15/12                                                                              50,000           50,500
US Oncology 10.75% 8/15/14                                                                                  55,000           59,950
{ Vanguard Health 11.25% 10/1/15                                                                            90,000           64,125
# WCA Waste 144A 9.25% 6/15/14                                                                              40,000           40,900
                                                                                                                             ______

                                                                                                                            443,800
                                                                                                                            _______
Technology & Electronics - 2.19%
MagnaChip Semiconductor 8.00% 12/15/14                                                                      75,000           50,062
STATS ChipPAC 7.50% 7/19/10                                                                                 35,000           34,213
Sungard Data 10.25% 8/15/15                                                                                 30,000           30,563
~# UGS Capital II PIK 144A 10.38% 6/1/11                                                                    15,000           14,925
                                                                                                                             ______

                                                                                                                            129,763
                                                                                                                            _______
Telecommunications - 9.42%
++ Allegiance Telecommunication 11.75% 2/15/08                                                              10,000            4,450
American Tower 7.125% 12/1/11 - 10/15/12                                                                    55,000           55,888
Cincinnati Bell 8.375% 1/15/14                                                                              55,000           54,174
# Hughes Network Systems 144A 9.50% 4/15/14                                                                 40,000           40,000
{ Inmarsat Finance 10.375% 11/15/12                                                                        100,000           85,999
# Intelsat Bermuda 144A 11.25% 6/15/16                                                                      50,000           50,750
Intelsat Subsidiary Holding 8.625% 1/15/15                                                                  25,000           24,875
iPCS 11.50% 5/1/12                                                                                           5,000            5,625
~ IWO Holdings 9.257% 1/15/12                                                                                5,000            5,188
# Mobile Service Group 144A 9.75% 8/1/14                                                                    25,000           25,438
~ Qwest 8.579% 6/15/13                                                                                      25,000           26,875
Rural Cellular
     9.875% 2/1/10                                                                                          35,000           36,400
   ~ 10.899% 11/1/12                                                                                        20,000           20,800
# Telcordia Technologies 144A 10.00% 3/15/13                                                                50,000           40,250
Triton Communications 9.375% 2/1/11                                                                         45,000           33,188
~ US LEC 13.62% 10/1/09                                                                                     20,000           21,350
# Windstream 144A 8.625% 8/1/16                                                                             25,000           26,125
                                                                                                                             ______

                                                                                                                            557,375
                                                                                                                            _______
Utilities - 3.59%
Avista 9.75% 6/1/08                                                                                          5,000            5,322

++~# Calpine 144A 9.90% 7/15/07                                                                             24,438           24,254
Elwood Energy 8.159% 7/5/26                                                                                 86,231           94,369
Midwest Generation 8.30% 7/2/09                                                                              9,918           10,042
NRG Energy 7.25% 2/1/14                                                                                     50,000           49,063
Orion Power Holdings 12.00% 5/1/10                                                                          25,000           28,688
=++#USGen New England 144A 7.459% 1/2/15                                                                       450              304
                                                                                                                                ___

                                                                                                                            212,042
                                                                                                                            _______

Total Corporate Bonds (cost $5,699,758)                                                                                   5,625,107
                                                                                                                          _________

Convertible Bonds - 0.21%

# Charter Communications 144A 5.875% 11/16/09, exercise price $2.42, expiration date 11/16/09               15,000           12,600
                                                                                                                             ______

Total Convertible Bonds (cost $12,550)                                                                                       12,600
                                                                                                                             ______


Emerging Markets Bonds - 0.08%

Venezuela Government 6.00% 12/9/20                                                                           5,000            4,520
                                                                                                                              _____

Total Emerging Markets Bonds (cost $4,570)                                                                                    4,520
                                                                                                                              _____

                                                                                                     Number of
                                                                                                     Shares
Common Stock - 0.82%

+@=|| Avado Brands                                                                                             121              114
B&G Foods                                                                                                      100            1,670
+ Foster Wheeler                                                                                               274           10,450
+ Mirant                                                                                                       913           24,259
+ Petrojarl ADR                                                                                                195            1,239
+ Petroleum Geo-Services ADR                                                                                   195           10,739
                                                                                                                             ______

Total Common Stock (cost $40,644)                                                                                            48,471
                                                                                                                             ______

Warrants - 0.00%

+# Solutia 144A, exercise price $7.59, expiration date 7/15/09                                                  55                0
                                                                                                                                  _

Total Warrants (cost $4,679)                                                                                                      0
                                                                                                                                  _
                                                                                                     Principal
                                                                                                     Amount
                                                                                                     (U.S.$)
Repurchase Agreements - 2.28%

With BNP Paribas 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $71,530,
collateralized by $43,530 U.S. Treasury Bills
due 1/25/07, market value $42,467,
$21,630 U.S. Treasury Notes 3.375%
due 9/15/09, market value $20,933 and
$9,070 U.S. Treasury Notes 6.00%
due 8/15/09, market value $9,581)                                                                          $71,520           71,520

With Cantor Fitzgerald 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $36,275,
collateralized by $5,440 U.S. Treasury Notes
3.00% due 2/15/09, market value $5,266,
$4,100 U.S. Treasury Notes 3.625%
due 7/15/09, market value $3,966,
$9,070 U.S. Treasury Notes 3.875%
due 5/15/09, market value $8,888,
$9,070 U.S. Treasury Notes 5.50%
due 5/15/09, market value $9,309 and
$9,070 U.S. Treasury Notes 6.00%
due 8/15/09, market value $9,581)                                                                           36,270           36,270

With UBS Warburg 5.20% 8/1/06
(dated 7/31/06, to be repurchased at $27,214,
collateralized by $28,320 U.S. Treasury Notes
3.875% due 5/15/09, market value $27,758)                                                                   27,210           27,210
                                                                                                                             ______

Total Repurchase Agreements (cost $135,000)                                                                                 135,000
                                                                                                                             ______

Total Market Value of Securities - 98.48%
     (cost $5,897,201)                                                                                                    5,825,698

Receivables and Other Assets Net of Liabilities (See Notes) - 1.52%                                                          89,897
                                                                                                                             ______

Net Assets Applicable to 756,107 Shares Outstanding - 100.00%                                                            $5,915,595
                                                                                                                         __________

+ Non-income producing security for the period ended July 31, 2006.

++ Non-income producing security. Security is currently in default.

~  Variable rate security. The interest rate shown is the rate as of July 31, 2006.

{  Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

}  Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

=  Security is being fair valued in accordance with the Portfolio's fair valuation policy. At July 31, 2006, the aggregate amount of fair valued securities equaled $418, which represented 0.01% of the Portfolio's net assets. See Note 1 in "Notes."

|| Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At July 31, 2006 the aggregate amount of the restricted security equaled $114 or 0.00% of the Portfolio's net assets. See Note 3 in "Notes."

@  Illiquid security. At July 31, 2006, the aggregate amount of illiquid securities equaled $114, which represented 0.00% of the
   Portfolio's net assets. See Note 3 in "Notes."

#  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2006, the aggregate amount of Rule 144A securities equaled $1,020,640, which represented 17.25% of the Portfolio's net assets. See Note 3 in "Notes."


Summary of Abbreviations:

ADR - American Depositary Receipts
PIK - Pay-in-kind
REIT - Real Estate Investment Trust


________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The High-Yield Bond Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                   $5,914,670
                                      __________

Aggregate unrealized appreciation         92,855
Aggregate unrealized depreciation       (181,827)
                                      __________

Net unrealized depreciation           $  (88,972)
                                      __________

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $4,128,523 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,297,211 expires in 2007, $1,887,452 expires in 2008, $612,814 expires in 2009 and $331,046 expires in
2010.

3. Credit and Market Risk

The Portfolio invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investor Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Intermediate Fixed Income Portfolio
_______________________________________________________________

July 31, 2006

                                                                                                       Principal           Market
                                                                                                       Amount              Value
                                                                                                       (U.S.$)             (U.S.$)
Agency Asset-Backed Securities- 0.41%

Fannie Mae Grantor Trust
     Series 2003-T4 2A5 4.907% 9/26/33                                                                     $26,822          $26,542
   ~ Series 2004-T4 A3 4.42% 8/25/24                                                                        31,632           31,456
Fannie Mae Whole Loan
     Series 2001-W2 AS5 6.473% 10/25/31                                                                     51,067           50,866
   ~ Series 2002-W11 AV1 5.725% 11/25/32                                                                     9,832            9,832
                                                                                                                             ______

Total Agency Asset-Backed Securities (cost $118,950)                                                                        118,696
                                                                                                                            _______
Agency Collateralized Mortgage Obligations- 4.38%

Fannie Mae Grantor Trust
     Series 2001-T8 A2 9.50% 7/25/41                                                                        29,743           31,917
     Series 2002-T19 A1 6.50% 7/25/42                                                                       97,223           98,506
Fannie Mae
     Series 2003-122 AJ 4.50% 2/25/28                                                                       32,927           31,718
     Series 2005-110 MB 5.50% 9/25/35                                                                       90,000           89,170
Fannie Mae Whole Loan
     Series 2003-W10 1A4 4.505% 6/25/43                                                                     25,000           23,860
     Series 2003-W15 2A7 5.55% 8/25/43                                                                      35,000           34,348
     Series 2004-W9 2A1 6.50% 2/25/44                                                                       57,921           58,784
Freddie Mac
     Series 1490 CA 6.50% 4/15/08                                                                           39,682           39,634
     Series 2326 ZQ 6.50% 6/15/31                                                                          106,774          110,546
     Series 2480 EH 6.00% 11/15/31                                                                           2,728            2,725
     Series 2552 KB 4.25% 6/15/27                                                                           53,127           52,434
     Series 2662 MA 4.50% 10/15/31                                                                          59,300           57,743
     Series 2890 PC 5.00% 7/15/30                                                                           95,000           91,658
     Series 2915 KP 5.00% 11/15/29                                                                          50,000           48,276
     Series 3063 PC 5.00% 2/15/29                                                                           85,000           82,532
~ Freddie Mac Series 19 F 4.915% 6/1/28                                                                     30,433           30,252
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09                                                        170,000          165,038
/ Freddie Mac Structured Pass Through Securities
     Series T-58 2A 6.50% 9/25/43                                                                           52,590           53,270
   ~ Series T-60 1A4C 5.395% 3/25/44                                                                        15,000           14,808
GNMA
   Series 2002-61 BA 4.648% 3/16/26                                                                         90,671           89,032
   Series 2003-5 B 4.486% 10/16/25                                                                          25,000           24,195
~ Vendee Mortgage Trust Series 2000-1 1A 6.819% 1/15/30                                                     44,319           45,122
                                                                                                                             ______

Total Agency Collateralized Mortgage Obligations (cost $1,295,799)                                                        1,275,568
                                                                                                                          _________

Agency Mortgage-Backed Securities- 7.61%

Fannie Mae
     5.50% 5/15/09                                                                                          32,670           32,394
     6.50% 8/1/17                                                                                           34,661           35,116
     6.52% 1/1/08                                                                                           36,461           36,644
     6.765% 1/1/07                                                                                          61,546           61,392
     8.50% 9/20/10                                                                                           8,276            8,558
     9.00% 4/1/09                                                                                            7,488            7,672
~ Fannie Mae ARM
     3.784% 8/1/34                                                                                          84,266           84,251


     4.997% 12/1/33                                                                                         91,800           93,737
     5.068% 8/1/35                                                                                          70,960           68,387
Fannie Mae FHAVA
     9.00% 6/1/09                                                                                           28,277           29,037
     11.00% 12/1/15                                                                                          5,451            5,928
Fannie Mae Relocation 30 yr
     5.00% 11/1/33                                                                                          74,707           71,602
     5.00% 1/1/34                                                                                            6,311            6,039
     5.00% 1/1/34                                                                                           51,077           48,954
Fannie Mae S.F. 15 yr
     4.00% 5/1/19                                                                                           16,247           15,176
     8.00% 10/1/14                                                                                          16,920           17,200
     8.50% 2/1/10                                                                                           11,758           12,158
Fannie Mae S.F. 15 yr 5.00% 8/1/21 TBA                                                                     365,000          354,507
Fannie Mae S.F. 30 yr
     6.00% 10/1/33                                                                                           6,202            6,187
     7.50% 12/1/10                                                                                           7,615            7,682
     7.50% 12/1/32                                                                                           8,273            8,555
     8.50% 5/1/11                                                                                            4,139            4,240
     8.50% 8/1/12                                                                                            6,291            6,442
     9.50% 4/1/18                                                                                            2,113            2,312
Fannie Mae S.F. 30 yr TBA
     5.00% 8/1/36                                                                                           70,000           66,259
     6.00% 8/1/36                                                                                          320,000          318,000
     6.50% 8/1/36                                                                                          185,000          187,197
     7.00% 8/1/36                                                                                          120,000          123,075
~ Freddie Mac ARM
     4.121% 4/1/34                                                                                          38,166           37,915
     5.638% 4/1/33                                                                                          43,076           44,005
Freddie Mac Balloon 5 yr
     4.00% 6/1/08                                                                                           16,474           16,083
     4.00% 1/1/09                                                                                            8,135            7,827
Freddie Mac Relocation 15 yr
     3.50% 9/1/18                                                                                           49,277           45,212
     3.50% 10/1/18                                                                                           6,604            6,059
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                                   70,641           67,816
Freddie Mac S.F. 15 yr
     4.00% 11/1/13                                                                                          14,873           14,218
     4.00% 3/1/14                                                                                           15,677           14,947
     8.50% 10/1/15                                                                                           8,190            8,612
Freddie Mac S.F. 30 yr
     6.50% 10/1/32                                                                                           8,331            8,474
     7.00% 11/1/33                                                                                          17,467           17,959
     8.00% 9/1/07                                                                                            1,944            1,954
     8.25% 10/1/07                                                                                           3,598            3,629
     9.25% 9/1/08                                                                                            3,375            3,457
Freddie Mac S.F. 30 yr TBA
     5.00% 8/1/36                                                                                           25,000           23,641
     6.00% 8/1/36                                                                                          145,000          144,184
GNMA I S.F. 15 yr
     6.00% 1/15/09                                                                                           5,392            5,407
     7.50% 4/15/13                                                                                          16,665           16,873
     8.50% 8/15/10                                                                                           2,982            3,036
GNMA S.F. 30 yr 7.50% 2/15/32                                                                                6,684            6,961
                                                                                                                              _____

Total Agency Mortgage-Backed Securities (cost $2,227,670)                                                                 2,216,970
                                                                                                                          _________

Agency Obligations- 2.40%

Fannie Mae
     4.00% 5/23/07                                                                                          40,000           39,556
     6.25% 2/1/11                                                                                           95,000           98,149
     6.625% 9/15/09                                                                                          5,000            5,204
Freddie Mac 4.125% 7/12/10                                                                                 580,000          557,155
                                                                                                                            _______

Total Agency Obligations (cost $701,200)                                                                                    700,064
                                                                                                                            _______


Commercial Mortgage-Backed Securities- 5.23%

Banc of  America Commercial Mortgage Securities
     Series 2004-5 A3 4.561% 11/10/41                                                                       20,000           19,113
     Series 2005-1 A3 4.877% 11/10/42                                                                       30,000           29,416
   ~ Series 2006-3 A4 5.889% 7/10/44                                                                       115,000          116,258
# Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A
     5.064% 5/14/16                                                                                         50,000           49,598
/# Commercial Mortgage Pass Through Certificates Series 2001-J1A A2 144A
     6.457% 2/14/34                                                                                         29,012           29,884
/ Commercial Mortgage Pass Through Certificates Series 2006-C7 A2 5.69% 6/10/46                             35,000           35,214
# Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A
     6.515% 8/13/18                                                                                        125,000          130,532
~ Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39                             20,000           19,881
DLJ Commercial Mortgage Series 1998-CF1 A3 6.70% 2/18/31                                                   130,000          132,049
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                                50,395           51,017
General Electric Capital Commercial Mortgage
     Series 2002-1A A3 6.269% 12/10/35                                                                     130,000          134,298
   ~ Series 2005-C4 A2 5.305% 11/10/45                                                                      25,000           24,779
General Motors Acceptance Corporation Commercial Mortgage Securities
      Series 1998-C2 A2 6.42% 5/15/35                                                                       14,830           15,039
# Hilton Hotel Pool Trust Series 2000-HLTA A1 144A 7.055% 10/3/15                                           16,439           16,988
JPMorgan Chase Commercial Mortgage Securities
     Series 2002-C1 A3 5.376% 7/12/37                                                                       55,000           54,498
     Series 2002-C2 A2 5.05% 12/12/34                                                                      145,000          141,103
     Series 2003-C1 A2 4.985% 1/12/37                                                                      156,000          150,892
~# JPMorgan Chase Commercial Mortgage Securities Series 2006-RR1A A1 144A
     5.609% 10/18/52                                                                                        40,000           39,164
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31                             145,000          151,146
~ Merrill Lynch Mortgage Trust Series 2004-BPC1 A3 4.467% 10/12/41                                          25,000           23,767
Morgan Stanley Capital I Series 1998-XL1 A2 6.45% 6/3/30                                                     4,727            4,725
~# STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18                                                       48,801           46,925
# Tower 144A
     Series 2004-2A A 4.232% 12/15/14                                                                       45,000           43,417
     Series 2006-1 B 5.588% 2/15/36                                                                         25,000           24,718
     Series 2006-1 C 5.707% 2/15/36                                                                         25,000           24,748
~ Wachhovia Bank Commercial Mortgage Trust Series 2006-C23 A4 5.418% 1/15/45                                15,000           14,664
                                                                                                                            _______

Total Commercial Mortgage-Backed Securities (cost $1,558,852)                                                             1,523,833
                                                                                                                          _________

Corporate Bonds- 31.89%

Banking - 4.22%
Credit Suisse First Boston USA 4.625% 1/15/08                                                              70,000           69,245
~# Glitnir Banki 144A 6.693% 6/15/16                                                                       100,000          100,363
# Kaupthing Bank 144A 7.125% 5/19/16                                                                       100,000          101,256
Marshall & Ilsley 3.95% 8/14/09                                                                            140,000          134,313
Popular North America 4.25% 4/1/08                                                                         160,000          156,269
~ RBS Capital Trust I 4.709% 12/29/49                                                                      195,000          178,908
~# Resona Preferred Global Securities 144A 7.191% 12/29/49                                                 220,000          224,509
~ UBS Preferred Funding Trust V 6.243% 5/29/49                                                              80,000           79,819
US Bank 6.375% 8/1/11                                                                                       55,000           57,185
~ Wachovia Capital Trust III 5.80% 8/29/49                                                                 130,000          128,021
                                                                                                                            _______

                                                                                                                          1,229,888
                                                                                                                          _________
Basic Industry - 0.44%
Barrick Gold Finance 7.50% 5/1/07                                                                           30,000           30,414
Lubrizol 4.625% 10/1/09                                                                                     55,000           53,319
Weyerhaeuser 5.95% 11/1/08                                                                                  45,000           45,266
                                                                                                                            _______

                                                                                                                            128,999
                                                                                                                            _______
Brokerage - 2.44%
~ Ameriprise Financial 7.518% 6/1/66                                                                       200,000          206,041
AMVESCAP 4.50% 12/15/09                                                                                     90,000           86,774
Goldman Sachs 5.25% 10/15/13                                                                               110,000          106,502
Merrill Lynch 6.05% 5/16/16                                                                                100,000          100,407
Morgan Stanley 5.30% 3/1/13                                                                                140,000          136,936


Nuveen Investments 5.00% 9/15/10                                                                          75,000             72,756
                                                                                                                            _______

                                                                                                                            709,416
                                                                                                                            _______
Capital Goods - 0.88%
General Electric 5.00% 2/1/13                                                                              150,000          145,390
United Technologies 4.875% 5/1/15                                                                           95,000           89,794
York International 6.625% 8/15/06                                                                           20,000           20,004
                                                                                                                             ______

                                                                                                                            255,188
                                                                                                                            _______
Communications - 4.44%
AT&T 7.30% 11/15/11                                                                                         65,000           69,643
BellSouth 4.20% 9/15/09                                                                                     65,000           62,423
` British Telecommunications 8.375% 12/15/10                                                               110,000          121,891
Comcast 5.85% 11/15/15                                                                                     110,000          107,195
Cox Communications 4.625% 1/15/10                                                                           65,000           62,501
GTE California 7.65% 3/15/07                                                                                95,000           96,172
News America Holdings 7.375% 10/17/08                                                                       45,000           46,690
SBC Communications 5.10% 9/15/14                                                                            65,000           61,105
Sprint Capital 7.625% 1/30/11                                                                               50,000           53,416
Telecom Italia Capital
     4.00% 1/15/10                                                                                          95,000           89,488
   ~ 6.108% 7/18/11                                                                                         80,000           80,141
Telefonica Emisones
   ~ 5.714% 6/19/09                                                                                         75,000           75,118
     5.984% 6/20/11                                                                                         75,000           75,409
Telefonos de Mexico 4.50% 11/19/08                                                                         130,000          126,930
Thomson 5.75% 2/1/08                                                                                       125,000          125,143
Time Warner Entertainment 8.375% 3/15/23                                                                    35,000           38,998
                                                                                                                             ______

                                                                                                                          1,292,263
                                                                                                                          _________
Consumer Cyclical - 3.24%
~ DaimlerChrysler Holdings 5.74% 3/13/09                                                                   200,000          200,353
Fortune Brands
     5.125% 1/15/11                                                                                         70,000           67,862
     5.375% 1/15/16                                                                                         10,000            9,338
Home Depot
     3.75% 9/15/09                                                                                          50,000           47,815
     5.40% 3/1/16                                                                                           50,000           48,705
May Department Stores 3.95% 7/15/07                                                                         80,000           78,645
# Nissan Motor Acceptance 144A 5.625% 3/14/11                                                              150,000          148,933
Penney (J.C.) 8.00% 3/1/10                                                                                  35,000           37,461
Procter & Gamble 6.875% 9/15/09                                                                             15,000           15,655
Time Warner 8.18% 8/15/07                                                                                  150,000          153,856
# Viacom 144A
   ~ 5.691% 6/16/09                                                                                        100,000          100,071
     5.75% 4/30/11                                                                                          35,000           34,383
                                                                                                                             ______

                                                                                                                            943,077
                                                                                                                            _______
Consumer Non-Cyclical - 1.91%
AmerisourceBergen 5.875% 9/15/15                                                                            35,000           33,251
Baxter International 5.196% 2/16/08                                                                         10,000            9,944
Fred Meyer 7.45% 3/1/08                                                                                     45,000           46,170
Kraft Foods 4.125% 11/12/09                                                                                100,000           95,855
Kroger 6.375% 3/1/08                                                                                        45,000           45,436
Medco Health Solutions 7.25% 8/15/13                                                                        70,000           74,926
MedPartners 7.375% 10/1/06                                                                                 105,000          105,262
UST 6.625% 7/15/12                                                                                          45,000           46,740
Wyeth 5.50% 2/1/14                                                                                         100,000           98,135
                                                                                                                             ______

                                                                                                                            555,719
                                                                                                                            _______
Electric - 3.14%
Ameren 4.263% 5/15/07                                                                                       80,000           79,190
America Electric Power 4.709% 8/16/07                                                                      110,000          109,006
Avista 7.75% 1/1/07                                                                                         45,000           45,347
CC Fund Trust I 6.90% 2/16/07                                                                               45,000           45,280
Dominion Resources 5.687% 5/15/08                                                                           50,000           50,054
Duke Capital 4.331% 11/16/06                                                                                65,000           64,719


Pacific Gas & Electric 3.60% 3/1/09                                                                        110,000          105,090
Potomac Electric Power 6.25% 10/15/07                                                                       80,000           80,641
# Power Contract Financing 144A 6.256% 2/1/10                                                               40,000           40,176
~ Progress Energy 5.957% 1/15/10                                                                            55,000           55,235
PSEG Funding Trust I 5.381% 11/16/07                                                                        60,000           59,766
TXU Energy 6.125% 3/15/08                                                                                  180,000          180,953
                                                                                                                            _______

                                                                                                                            915,457
                                                                                                                            _______
Energy - 1.45%
# Canadian Oil Sands 144A 4.80% 8/10/09                                                                     10,000            9,727
Halliburton 5.50% 10/15/10                                                                                  45,000           44,904
Talisman Energy 7.125% 6/1/07                                                                               95,000           96,028
# TNK-BP Finance 144A 7.50% 7/18/16                                                                        100,000          101,295
USX 9.125% 1/15/13                                                                                          85,000          100,141
Valero Energy 6.125% 4/15/07                                                                                70,000           70,180
                                                                                                                             ______

                                                                                                                            422,275
                                                                                                                            _______
Financials - 1.76%
American General Finance 4.875% 7/15/12                                                                     80,000           76,611
Residential Capital
     6.00% 2/22/11                                                                                          95,000           93,314
     6.125% 11/21/08                                                                                        65,000           64,612
     6.375% 6/30/10                                                                                         36,000           35,909
   ~ 6.489% 11/21/08                                                                                        35,000           35,323
     6.50% 4/17/13                                                                                          55,000           54,789
     6.875% 6/30/15                                                                                        150,000          152,380
                                                                                                                            _______

                                                                                                                            512,938
                                                                                                                            _______
Insurance - 4.22%
# Farmers Insurance Exchange 144A 6.00% 8/1/14                                                             125,000          121,641
Humana 6.45% 6/1/16                                                                                         70,000           70,473
# Liberty Mutual 144A 5.75% 3/15/14                                                                         55,000           52,299
Marsh & McLennan
     5.15% 9/15/10                                                                                          45,000           43,963
     5.375% 3/15/07                                                                                        100,000           99,844
   ~ 5.64% 7/13/07                                                                                          75,000           74,990
MetLife 5.00% 6/15/15                                                                                      120,000          112,914
# Nippon Life Insurance 144A 4.875% 8/9/10                                                                  55,000           53,329
SAFECO Capital Trust I 8.072% 7/15/37                                                                       65,000           68,428
St. Paul Travelers 5.01% 8/16/07                                                                            90,000           89,085
~/# Twin Reefs Pass-Through Trust 144A 6.345% 12/31/49                                                     200,000          200,012
WellPoint
     4.25% 12/15/09                                                                                         25,000           24,018
     5.00% 1/15/11                                                                                          70,000           68,350
Willis Group
     5.125% 7/15/10                                                                                         75,000           72,965
     5.625% 7/15/15                                                                                         80,000           74,968
                                                                                                                             ______

                                                                                                                          1,227,279
                                                                                                                          _________
Natural Gas - 1.14%
Kinder Morgan Energy Partners 6.75% 3/15/11                                                                 65,000           66,974
Oneok 5.51% 2/16/08                                                                                         70,000           69,813
Sempra Energy 4.621% 5/17/07                                                                                25,000           24,823
Valero Logistics Operations 6.05% 3/15/13                                                                  170,000          169,736
                                                                                                                            _______

                                                                                                                            331,346
                                                                                                                            _______
Real Estate - 0.94%
~ Brandywine Operating Partnership 5.958% 4/1/09                                                            70,000           70,100
Developers Diversified Realty 4.625% 8/1/10                                                                 90,000           86,322
HRPT Properties Trust 5.75% 2/15/14                                                                         35,000           34,192
Simon Property Group 5.375% 8/28/08                                                                         85,000           84,626
                                                                                                                             ______

                                                                                                                            275,240
                                                                                                                            _______
Technology - 0.69%
Dell 6.55% 4/15/08                                                                                          65,000           66,036
Motorola 4.608% 11/16/07                                                                                   135,000          133,560
                                                                                                                            _______

                                                                                                                            199,596
                                                                                                                            _______
Transportation - 0.98%


Continental Airlines 6.503% 6/15/11                                                                        150,000          150,870
# Erac USA Finance 144A 7.35% 6/15/08                                                                      130,000          133,891
                                                                                                                            _______

                                                                                                                            284,761
                                                                                                                            _______

Total Corporate Bonds (cost $9,398,364)                                                                                   9,283,442
                                                                                                                          _________

Municipal Bonds- 0.44%

Colorado Department of Transportation Revenue Series B 5.00% 12/15/12 (FGIC)                               120,000          127,915
                                                                                                                            _______

Total Municipal Bonds (cost $129,900)                                                                                       127,915
                                                                                                                            _______
Non-Agency Asset-Backed Securities- 9.01%

Chase Funding Mortgage Loan Asset-Backed Certificates
     Series 2002-3 1A6 4.707% 9/25/13                                                                      144,009          141,789
     Series 2003-3 1A4 3.303% 11/25/29                                                                      90,618           89,030
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                          65,000           59,090
CitiFinancial Mortgage Securities Series 2003-2 AF4 4.098% 5/25/33                                         180,000          174,355
Countrywide Asset-Backed Certificates
     Series 2004-S1 A2 3.872% 3/25/20                                                                       70,000           68,838
   ~ Series 2005-7 AF2 4.367% 11/25/35                                                                     120,000          118,316
   ~ Series 2005-12 2A2 4.898% 2/25/36                                                                      90,000           89,011
   ~ Series 2006-3 2A2 5.565% 6/25/36                                                                       70,000           70,120
     Series 2006-9 1AF3 5.859% 10/25/46                                                                    105,000          105,125
   ~ Series 2006-11 1AF3 6.05% 9/25/46                                                                     175,000          175,828
     Series 2006-13 1AF3 5.944% 1/25/37                                                                    130,000          130,473
     Series 2006-S2 A2 5.627% 7/25/27                                                                       40,000           39,888
   ~ Series 2006-S3 A2 6.085% 6/25/21                                                                       80,000           80,526
Credit-Based Asset Servicing and Securitization Series 2005-CB8 AF1B
     5.451% 12/25/35                                                                                        67,925           67,506
Equity One ABS Series 2004-1 AF3 3.054% 4/25/34                                                             17,097           17,031
GSAMP Trust Series 2006-S3 A1 6.085% 5/25/36                                                                93,421           93,210
Honda Automobile Receivables Owners Trust Series 2004-1 A4 3.06% 10/21/09                                   10,000            9,772
~ Merrill Lynch Mortgage Investors
     Series 2005-NCB A1A 5.451% 7/25/36                                                                     24,596           24,456
     Series 2006-AR1 A2C 5.545% 3/25/37                                                                     80,000           80,017
Mid-State Trust
     Series 11 A1 4.864% 7/15/38                                                                            36,491           34,328
     Series 2004-1 A 6.005% 8/15/37                                                                          7,167            7,190
Navistar Financial Corporation Owner Trust Series 2002-B A4 3.52% 10/15/09                                  21,925           21,723
Nelnet Education Loan Funding Series 2001-A A1 5.76% 7/1/12                                                 43,542           43,771
~ Option One Mortgage Loan Trust Series 2005-4 A3 5.645% 11/25/35                                           75,000           75,186
Ownit Mortgage Loan Asset-Backed Certificates Series 2006-2 A2B 5.633% 1/25/37                              20,000           19,978
Peco Energy Transition Trust Series 1999-A A6 6.05% 3/1/09                                                  16,917           16,947
Renaissance Home Equity Loan Trust
     Series 2004-4 AF2 3.856% 2/25/35                                                                       37,889           37,654
     Series 2005-1 AF2 4.263% 5/25/35                                                                      118,161          117,352
     Series 2005-4 A2 5.399% 2/25/36                                                                        65,000           64,532
~ Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                                     46,458           45,895
Residential Asset Securities
     Series 1999-KS4 AI4 7.22% 6/25/28                                                                      26,834           26,730
   ~ Series 2006-KS3 AI3 5.555% 4/25/36                                                                     90,000           90,154
Residential Funding Mortgage Securities II
     Series 2003-HS2 AI3 3.17% 3/25/18                                                                      53,753           52,385
   ~ Series 2005-HI2 A1 5.464% 5/25/35                                                                      21,757           21,759
     Series 2005-HI3 A2 5.09% 9/25/35                                                                       95,000           93,979
# Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16                                                   33,301           32,911
Structured Asset Securities
     Series 2001-SB1 A2 3.375% 8/25/31                                                                      49,022           44,044
     Series 2004-16XS A2 4.91% 8/25/34                                                                      43,439           43,177
     Series 2005-2XS 1A2A 4.51% 2/25/35                                                                     30,000           29,245
     Series 2005-NC1 A2 3.92% 2/25/35                                                                       70,773           70,177
                                                                                                                             ______

Total Non-Agency Asset-Backed Securities (cost $2,634,455)                                                                2,623,498
                                                                                                                          _________

Non-Agency Collateralized Mortgage Obligations- 12.39%

American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35                                    50,000           47,869
~ Banc of America Funding Securities Series 2006-F 1A2 5.175% 7/20/36                                      114,560          112,234


Banc of  America Mortgage Securities
   ~ Series 2003-D 1A2 6.104% 5/25/33                                                                        2,602            2,613
     Series 2005-9 2A1 4.75% 10/25/20                                                                       70,578           68,487
Bank of  America Alternative Loan Trust
     Series 2003-10 2A1 6.00% 12/25/33                                                                      58,800           58,138
     Series 2004-2 1A1 6.00% 3/25/34                                                                        76,627           75,765
     Series 2004-10 1CB1 6.00% 11/25/34                                                                     14,400           14,254
     Series 2005-9 5A1 5.50% 10/25/20                                                                       68,532           67,397
~ Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                               20,738           20,170
~ Bear Stearns Alternative A Trust
     Series 2006-3 33A1 6.207% 5/25/36                                                                      57,252           57,757
     Series 2006-3 34A1 6.219% 5/25/36                                                                      55,675           56,175
     Series 2006-4 23A5 6.25% 8/25/36                                                                       93,562           93,968
Countrywide Alternative Loan Trust
     Series 2004-28CB 6A1 6.00% 1/25/35                                                                     84,082           83,084
   ~ Series 2004-J7 1A2 4.673% 8/25/34                                                                      40,616           40,275
   ~ Series 2005-63 3A1 5.900% 11/25/35                                                                     82,369           81,977
     Series 2005-85CB 2A2 5.50% 2/25/36                                                                     23,143           22,991
     Series 2006-2CB A3 5.50% 3/25/36                                                                       60,124           60,057
/ Countrywide Home Loan Mortgage Pass-Through Trust
   ~ Series 2003-21 A1 4.084% 5/25/33                                                                       20,453           20,072
   ~ Series 2004-12 1M 4.576% 8/25/34                                                                       84,644           82,932
     Series 2006-1 A2 6.00% 3/25/36                                                                         65,864           64,873
     Series 2006-HYB3 3A1A 6.132%5/25/36                                                                    87,300           87,751
   ~ Series 2006-HYB4 1A2 5.744 6/20/36                                                                     82,912           82,953
Credit Suisse First Boston Mortgage Securities
     Series 2003-29 5A1 7.00% 12/25/33                                                                      26,816           27,134
     Series 2004-1 3A1 7.00% 2/25/34                                                                        19,258           19,434
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                            76,243           76,298
First Horizon Asset Securities
     Series 2003-5 1A17 8.00% 7/25/33                                                                       11,463           12,015
   ~ Series 2004-AR5 4A1 5.67% 10/25/34                                                                     46,189           45,629
~ General Motors Acceptance Corporation Mortgage Loan Trust
     Series 2005-AR2 4A 5.187% 5/25/35                                                                     114,540          110,717
# GSMPS Mortgage Loan Trust 144A
     Series 1998-3 A 7.75% 9/19/27                                                                          36,039           37,411
     Series 2005-RP1 1A3 8.00% 1/25/35                                                                      30,053           31,496
     Series 2005-RP1 1A4 8.50% 1/25/35                                                                      15,923           16,847
GSR Mortgage Home Loan Trust Series 2004-2F 9A1 6.00% 9/25/19                                               44,633           44,598
~ Indymac Index Mortgage Loan Trust
     Series 2006-AR2 1A1A 5.605% 4/25/46                                                                    38,473           38,503
     Series 2006-AR7 5A1 6.164% 5/25/36                                                                     38,857           39,013
~ JPMorgan Mortgage Trust
     Series 2005-A6 1A2 5.152% 9/25/35                                                                      95,000           92,606
     Series 2006-A2 3A3 5.686% 4/25/36                                                                     100,000           97,766
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                                      71,297           70,860
~ MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.862% 12/25/33                                   78,079           78,624
MASTR Alternative Loans Trust Series 2003-9 1A1 5.50% 12/25/18                                              40,243           39,602
# MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34                                        57,434           60,079
# MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35                                         31,848           31,026
Nomura Asset Acceptance
     Series 2005-WF1 2A2 4.786% 3/25/35                                                                    105,000          102,795
   ~ Series 2006-AF1 1A2 6.159% 5/25/36                                                                     95,000           95,308
Residential Asset Mortgage Products
     Series 2004-SL1 A3 7.00% 11/25/31                                                                      34,764           35,228
     Series 2004-SL4 A3 6.50% 7/25/32                                                                       44,855           45,390
~ Structured Adjustable Rate Mortgage Loan Trust
     Series 2004-18 5A 5.50% 12/25/34                                                                       49,506           48,439
     Series 2005-3XS A2 5.635% 1/25/35                                                                      38,827           38,860
Structured Asset Securities
   ~ Series 2002-22H 1A 6.973% 11/25/32                                                                      9,293            9,492
     Series 2004-12H 1A 6.00% 5/25/34                                                                       30,996           30,638


/ Washington Mutual Alternative Mortgage Pass-Through Certificates
     Series 2005-9 3CB 5.50% 10/25/20                                                                       50,541           50,180
   ~ Series 2006-AR5 3A 5.372% 7/25/46                                                                      70,163           70,163
~ Washington Mutual
     Series 2003-AR4 A7 3.95% 5/25/33                                                                       38,388           37,404
     Series 2004-AR4 A2 2.98% 6/25/34                                                                      104,170          103,187
     Series 2006-AR7 1A 5.412% 7/25/46                                                                      47,266           47,177
Wells  Fargo Mortgage Backed Securities Trust
   ~ Series 2004-I 1A1 3.381% 7/25/34                                                                       70,770           71,003
   ~ Series 2004-T A1 3.458% 9/25/34                                                                        54,120           54,549
     Series 2005-17 1A1 5.50% 1/25/36                                                                       24,319           23,362
     Series 2006-2 3A1 5.75% 3/25/36                                                                        59,138           57,530
   ~ Series 2006-AR4 1A1 5.868% 4/25/36                                                                    112,246          111,406
   ~ Series 2006-AR4 2A1 5.791% 4/25/36                                                                    164,653          162,554
   ~ Series 2006-AR5 2A1 5.549% 4/25/36                                                                     43,258           43,041
   ~ Series 2006-AR10 5A1 5.607% 7/25/36                                                                    98,471           97,656
                                                                                                                             ______

Total Non-Agency Collateralized Mortgage Obligations (cost $3,638,318)                                                    3,606,812
                                                                                                                          _________

U.S. Treasury Obligations- 26.84%

U.S. Treasury Inflation Index Bonds 2.00% 1/15/26                                                           96,910           90,569
U.S. Treasury Inflation Index Notes
  oo 2.00% 1/15/14                                                                                         246,546          239,747
     2.375% 4/15/11                                                                                        249,915          249,915
     3.00% 7/15/12                                                                                         292,778          302,831
     3.875% 1/15/09                                                                                        111,110          115,051
U.S. Treasury Notes
     4.875% 5/15/09                                                                                         55,000           54,944
     4.875% 5/31/11                                                                                      1,775,000        1,772,089
     4.875% 7/31/11                                                                                        335,000          334,634
     5.00% 7/31/08                                                                                         620,000          620,582
     5.125% 6/30/08                                                                                        595,000          596,651
     5.125% 6/30/11                                                                                      1,800,000        1,816,734
     5.125% 5/15/16                                                                                      1,145,000        1,157,256
^ U.S. Treasury Strip 4.431% 11/15/13                                                                      660,000          462,123
                                                                                                                            _______

Total U.S. Treasury Obligations (cost $7,794,777)                                                                         7,813,126
                                                                                                                          _________
Repurchase Agreements- 2.72%

With BNP Paribas 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $419,101,
collateralized by $255,100 U.S. Treasury Bills
due 1/25/07, market value $248,824,
$126,700 U.S. Treasury Notes 3.375%
due 9/15/09, market value $122,653 and
$53,100 U.S. Treasury Notes 6.00%
due 8/15/09, market value $56,135)                                                                         419,040          419,040

With Cantor Fitzgerald 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $212,581,
collateralized by $31,900 U.S. Treasury Notes
3.00% due 2/15/09, market value $30,854,
$24,000 U.S. Treasury Notes 3.625%
due 7/15/09, market value $23,236,
$53,100 U.S. Treasury Notes 3.875%
due 5/15/09, market value $52,079,
$53,100 U.S. Treasury Notes 5.50%
due 5/15/09, market value $54,545 and
$53,100 U.S. Treasury Notes 6.00%
due 8/15/09, market value $56,135)                                                                         212,550          212,550

With UBS Warburg 5.20% 8/1/06
(dated 7/31/06, to be repurchased at $159,433,
collateralized by $165,900 U.S. Treasury Notes
3.875% due 5/15/09, market value $162,639)                                                                 159,410          159,410
                                                                                                                            _______


Total Repurchase Agreements (cost $791,000)                                                                                 791,000

Total Market Value of Securities - 103.32%
     (cost $30,289,285)                                                                                                  30,080,924

Liabilities Net of Receivables and Other Assets (See Notes) - (3.32%)                                                     (967,929)
                                                                                                                          _________

Net Assets Applicable to 2,965,628 Shares Outstanding - 100.00%                                                         $29,112,995
                                                                                                                        ___________

/ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

` Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at July 31,
2006.

~ Variable rate security. The interest rate shown is the rate as of July 31, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2006, the aggregate amount of Rule 144A securities equals $2,037,629, which represented 7.00% of the Portfolio's net assets. See Note 5 in "Notes."

oo Fully or partially pledged as collateral for financial futures contracts.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.


Summary of Abbreviations:

ABS - Asset-Backed Security
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FHAVA - Federal Housing Administration & Veterans Administration
GNMA - Government National Mortgage Association
TBA - To be announced
S.F. - Single Family
yr - Year

The following futures contracts were outstanding at July 31, 2006:


Futures Contracts (1)
                                                                                                              Unrealized
             Contracts                      Notional              Notional                                   Appreciation
            to Buy (Sell)               Cost (Proceeds)            Value          Expiration Date           (Depreciation)
     ___________________________        _______________          __________       _______________           ______________

(3) U.S. Treasury 2 year Notes            $ (609,609)          $ (610,406)            9/30/06                  $  (797)
14 U.S. Treasury 5 year Notes              1,455,421            1,459,063             9/30/06                    3,642
(6) U.S. Treasury 10 year Notes             (630,926)            (636,188)            9/30/06                   (5,262)
                                                                                                                _______

                                                                                                               $(2,417)
                                                                                                               ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

(1) See Note 3 in "Notes."


________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled
Trust - The Intermediate Fixed Income Portfolio (the "Portfolio").

Security Valuation - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares dividends daily from net investment income and pays such dividends monthly. The Portfolio declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                         $30,315,930
                                            ___________

Aggregate unrealized appreciation                86,225
Aggregate unrealized depreciation              (321,231)
                                               _________

Net unrealized depreciation                 $  (235,006)
                                            ____________

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $272,760 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $133,807 expires in 2008, $26,277 expires in 2010 and $112,676 expires in 2013.

3. Futures Contracts

The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets.


4. Swap Agreements

The Portfolio may enter into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. No swap agreements were outstanding at July 31, 2006.


5. Credit and Market Risk

The Portfolio invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMO's are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At July 31, 2005, no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)


Delaware Pooled Trust - The International Equity Portfolio
__________________________________________________________

July 31, 2006

                                                                                                       Number of        Market
                                                                                                       Shares           Value
                                                                                                                       (U.S.$)
Common Stock- 99.10% |

Australia - 10.23%
* Amcor                                                                                                  4,477,191      $23,222,453
* Coles Myer                                                                                             3,719,613       32,402,016
Foster's Group                                                                                          11,261,853       46,420,085
* National Australia Bank                                                                                2,260,776       62,182,158
Telstra                                                                                                 11,980,640       35,063,655
* Wesfarmers                                                                                               782,218       21,215,090
                                                                                                                         __________

                                                                                                                        220,505,457
                                                                                                                        ___________
Belgium - 2.12%
* Fortis
                                                                                                         1,286,623       45,772,372
                                                                                                                         __________

                                                                                                                         45,772,372
                                                                                                                         __________
Finland - 1.61%
* UPM-Kymmene                                                                                            1,567,056       34,750,507
                                                                                                                         __________

                                                                                                                         34,750,507
                                                                                                                         __________
France - 11.75%
* Carrefour                                                                                                543,700       33,899,637
Compagnie de Saint-Gobain                                                                                  580,439       41,447,210
France Telecom                                                                                             639,270       13,392,297
Renault                                                                                                    330,623       36,131,001
* Societe Generale                                                                                         385,102       57,457,342
+ Suez Strip                                                                                               178,374            2,279
* Total                                                                                                  1,043,056       70,950,286
                                                                                                                         __________

                                                                                                                        253,280,052
                                                                                                                        ___________
Germany - 5.65%
* Bayer                                                                                                  1,211,378       59,652,820
* RWE                                                                                                      707,138       62,011,413
                                                                                                                         __________

                                                                                                                        121,664,233
                                                                                                                        ___________
Hong Kong - 2.71%
Hong Kong Electric Holdings                                                                              6,581,900       31,341,576
Wharf Holdings                                                                                           7,285,013       27,048,548
                                                                                                                         __________

                                                                                                                         58,390,124
                                                                                                                         __________
Italy - 5.11%
* Banca Intesa                                                                                          11,623,001       67,220,795
UniCredito Italiano                                                                                      5,569,517       42,864,869
                                                                                                                         __________

                                                                                                                        110,085,664
                                                                                                                        ___________
Japan - 15.47%
Canon                                                                                                    1,327,600       63,806,336
Hitachi                                                                                                  3,178,000       20,346,744
Kao                                                                                                        781,000       20,300,758
KDDI                                                                                                         8,319       53,986,978
Millea Holdings                                                                                              1,183       22,907,763
Takeda Pharmaceutical                                                                                    1,035,300       66,825,604
Toyota Motor                                                                                             1,287,600       68,061,036
* West Japan Railway                                                                                         4,121       17,218,015
Yokohama Reito                                                                                               1,000            8,391
                                                                                                                              _____

                                                                                                                        333,461,625
                                                                                                                        ___________
Netherlands - 4.98%
ING Groep                                                                                                1,602,863       65,069,461
* Reed Elsevier                                                                                          2,844,388       42,256,689
                                                                                                                         __________

                                                                                                                        107,326,150
                                                                                                                        ___________
New Zealand - 0.98%
* Telecom Corporation of New Zealand                                                                     8,374,415       21,098,501
                                                                                                                         __________

                                                                                                                         21,098,501
                                                                                                                         __________
Republic of Korea - 0.87%
POSCO ADR                                                                                                  304,981       18,829,527
                                                                                                                         __________

                                                                                                                         18,829,527
                                                                                                                         __________
Singapore - 1.89%



Jardine Matheson Holdings                                                                                  823,615       15,648,685
Overseas-Chinese Banking                                                                                 6,218,200       25,009,070
                                                                                                                         __________

                                                                                                                         40,657,755
                                                                                                                         __________
South Africa - 0.88%
Sasol                                                                                                      528,298       19,016,826
                                                                                                                         __________

                                                                                                                         19,016,826
                                                                                                                         __________
Spain - 8.25%
Banco Santander Central Hispano                                                                          2,789,715       42,264,082
* Iberdrola                                                                                              1,733,702       61,566,740
* Telefonica                                                                                             4,372,489       73,950,927
                                                                                                                         __________

                                                                                                                        177,781,749
                                                                                                                        ___________
Taiwan - 0.97%
Chunghwa Telecom ADR                                                                                     1,124,000       20,872,680
                                                                                                                         __________

                                                                                                                         20,872,680
                                                                                                                         __________
United Kingdom - 25.63%
Alliance Boots                                                                                           2,101,013       30,866,879
Aviva                                                                                                    1,517,091       20,347,044
BG Group                                                                                                 4,372,965       58,853,898
BP                                                                                                       5,238,778       63,167,180
Brambles Industries                                                                                      1,955,684       15,936,736
Compass Group                                                                                            1,387,214        6,614,156
GKN                                                                                                      3,359,235       16,299,009
GlaxoSmithKline                                                                                          2,434,077       67,382,599
HBOS                                                                                                     3,730,251       68,006,921
Lloyds TSB Group                                                                                         4,901,486       49,349,389
Royal Bank of Scotland Group                                                                             1,624,984       52,876,474
* Royal Dutch Shell Class A                                                                              1,614,410       57,062,384
Unilever                                                                                                 1,934,028       45,736,372
                                                                                                                         __________

                                                                                                                        552,499,041
                                                                                                                        ___________

Total Common Stock (cost $1,595,528,323)                                                                              2,135,992,263
                                                                                                                      _____________

                                                                                                       Principal
                                                                                                       Amount
Repurchase Agreements - 0.35%

With BNP Paribas 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $4,000,580,
collateralized by $2,434,000 U.S. Treasury Bills
due 1/25/07, market value $2,374,991,
$1,210,000 U.S. Treasury Notes 3.375%
due 9/15/09, market value $1,170,707 and
$507,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $535,803)                                                                     $4,000,000        4,000,000

With Cantor Fitzgerald 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $2,029,294,
collateralized by $304,000 U.S. Treasury Notes
3.00% due 2/15/09, market value $294,495,
$230,000 U.S. Treasury Notes 3.625%
due 7/15/09, market value $221,780,
$507,000 U.S. Treasury Notes 3.875%
due 5/15/09, market value $497,084,
$507,000 U.S. Treasury Notes 5.50%
due 5/15/09, market value $520,624 and
$507,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $535,803)                                                                      2,029,000        2,029,000

With UBS Warburg 5.20% 8/1/06
(dated 7/31/06, to be repurchased at $1,521,220,
collateralized by $1,584,000 U.S. Treasury Notes
3.875% due 5/15/09, market value $1,552,373)                                                             1,521,000        1,521,000
                                                                                                                          _________

Total Repurchase Agreements (cost $7,550,000)                                                                             7,550,000
                                                                                                                         __________

Total Market Value of Securities Before Securities Lending Collateral - 99.45%
     (cost $1,603,078,323)                                                                                            2,143,542,263
                                                                                                                      _____________

Securities Lending Collateral ** - 19.84%

Short-Term Investments - 19.84%
Fixed Rate Notes - 3.38%
Citigroup Global Markets 5.32% 8/1/06                                                                   72,883,779       72,883,779
                                                                                                                         __________

                                                                                                                         72,883,779
                                                                                                                         __________

~ Variable Rate Notes - 16.46%
American Honda Finance 5.32% 2/21/07                                                                   12,222,648       12,222,648
ANZ National 5.32% 8/31/07                                                                              2,716,144        2,716,144
Australia New Zealand 5.40% 8/31/07                                                                    13,580,720       13,580,720
Bank of America 5.32% 2/23/07                                                                          17,654,936       17,654,936
Bank of New York 5.34% 8/31/07                                                                         10,864,576       10,864,576
Barclays New York 5.31% 5/18/07                                                                        17,654,936       17,654,936
Bayerische Landesbank 5.45% 8/25/06                                                                    13,580,720       13,580,720
Bear Stearns 5.40% 1/31/07                                                                             16,296,864       16,296,864
BNP Paribas 5.14% 8/31/07                                                                              13,580,720       13,580,720
Canadian Imperial Bank
     5.32% 11/22/06                                                                                    13,580,720       13,580,721
     5.38% 8/31/07                                                                                      6,790,360        6,790,360
CDC Financial Products 5.41% 8/31/06                                                                   17,654,936       17,654,936
Citigroup Global Markets 5.38% 8/7/06                                                                  17,654,936       17,654,936
Commonwealth Bank 5.37% 8/31/07                                                                        13,580,720       13,580,721
Goldman Sachs 5.45% 7/31/07                                                                            17,654,936       17,654,936
Manufacturers & Traders 5.38% 9/26/06                                                                  13,580,666       13,580,155
Marshall & Ilsley Bank 5.35% 8/31/07                                                                   14,938,792       14,938,792
Merrill Lynch Mortgage Capital 5.41% 8/3/06                                                            12,222,648       12,222,648
National Australia Bank 5.31% 3/7/07                                                                   16,840,093       16,840,093
National City Bank 5.32% 3/2/07                                                                        16,297,866       16,301,417
National Rural Utilities 5.34% 8/31/07                                                                 21,457,538       21,457,538
Nordea Bank New York 5.31% 5/16/07                                                                      6,790,288        6,790,020
Nordea Bank Norge 5.33% 8/31/07                                                                        13,580,720       13,580,721
Royal Bank of Scotland 5.38% 8/31/07                                                                   13,580,720       13,580,721
Societe Generale 5.32% 8/31/07                                                                          6,790,360        6,790,360
Wells Fargo 5.38% 8/31/07                                                                              13,580,720       13,580,721
                                                                                                                        __________

                                                                                                                       354,732,060
                                                                                                                       ___________

Total Securities Lending Collateral (cost $427,615,839)                                                                427,615,839
                                                                                                                       ___________

Total Market Value of Securities - 119.29%
     (cost $2,030,694,162)                                                                                           2,571,158,102 !

Obligation to Return Securities Lending Collateral ** - (19.84%)                                                      (427,615,839)

Receivables and Other Assets Net of Liabilities (See Notes) - 0.55%                                                     11,893,923
                                                                                                                        __________

Net Assets Applicable to 92,126,286 Shares Outstanding - 100.00%                                                   $ 2,155,436,186
                                                                                                                   _______________

|  Securities have been classified by country of origin.

+  Non-income producing security for the period ended July 31, 2006.

*  Fully or partially on loan.

** See Note 4 in "Notes."

!  Includes $404,104,169 of securities loaned.

~  Variable rate security. The interest rate shown is the rate as of July 31, 2006.

Summary of Abbreviations:

ADR - American Depositary Receipts
GBP - British Pound Sterling
USD - U.S. Dollar

The following foreign currency exchange contract was outstanding at July 31, 2006:

Foreign Currency Exchange Contracts (1)
                                                                                                             Unrealized
Contracts to Deliver                           In Exchange For                 Settlement Date              Depreciation
____________________                           _______________                 _______________              ____________

(47,364,000) GBP                               USD 88,306,626                      10/31/06                  $(340,568)
                                                                                                             _________

                                                                                                             $(340,568)
                                                                                                             =========
(1) See Note 3 in "Notes."


________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled
Trust - The International Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before each Portfolio is valued. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                $2,032,921,722
                                   ______________

Aggregate unrealized appreciation     564,394,040
Aggregate unrealized depreciation     (26,157,660)
                                      ___________

Net unrealized appreciation        $  538,236,380
                                   ______________

3. Foreign Exchange Contracts

The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized loss is included in receivables and other assets net of liabilities.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P.Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Portfolio records security lending income net of such allocation.

At July 31, 2006, the market value of securities on loan was $404,104,169, for which cash collateral was received and invested in accordance with the Lending Agreement. Such Investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At July 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)


Delaware Pooled Trust - The International Fixed Income Portfolio
________________________________________________________________

July 31, 2006

                                                                                                   Principal           Market
                                                                                                   Amount o            Value (U.S.$)

Bonds - 98.02%

Australia - 6.04%
New South Wales Treasury 5.50% 8/1/14                                                       AUD       1,600,000        $1,180,974
Queensland Treasury
     6.00% 6/14/11                                                                          AUD         500,000           381,964
     6.00% 10/14/15                                                                         AUD       1,000,000           766,447
                                                                                                                          _______

                                                                                                                        2,329,385
                                                                                                                        _________

Austria - 8.62%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                                 JPY     205,000,000         1,828,145
Republic of Austria 5.25% 1/4/11                                                            EUR       1,100,000         1,493,469
                                                                                                                        _________

                                                                                                                        3,321,614
                                                                                                                        _________
Belgium - 7.86%
Kingdom of Belgium
     5.50% 3/28/28                                                                          EUR       1,000,000         1,513,591
     5.75% 9/28/10                                                                          EUR       1,100,000         1,514,942
                                                                                                                        _________

                                                                                                                        3,028,533
                                                                                                                        _________

Finland - 2.61%
Republic of Finland 5.00% 4/25/09                                                           EUR         760,000         1,006,530
                                                                                                                        _________

                                                                                                                        1,006,530
                                                                                                                        _________
France - 6.12%
Government of France
     5.50% 4/25/10                                                                          EUR       1,200,000         1,630,875
     5.75% 10/25/32                                                                         EUR         460,000           728,684
                                                                                                                          _______

                                                                                                                        2,359,559
                                                                                                                        _________
Germany - 17.55%
Deutschland Republic
     4.50% 1/4/13                                                                           EUR         200,000           265,732
     6.50% 7/4/27                                                                           EUR         460,000           776,745
DSL Finance 5.75% 3/19/09                                                                   DEM       1,500,000         1,026,199
Kredit Fuer Wiederaufbau
     1.85% 9/20/10                                                                          JPY     260,000,000         2,320,522
     5.00% 7/4/11                                                                           EUR         750,000         1,009,994
Rentenbank 1.375% 4/25/13                                                                   JPY     160,000,000         1,366,418
                                                                                                                        _________

                                                                                                                        6,765,610
                                                                                                                        _________

Ireland - 2.66%
Republic of Ireland 5.00% 4/18/13                                                           EUR         750,000         1,024,939
                                                                                                                        _________

                                                                                                                        1,024,939
                                                                                                                        _________

Italy - 4.27%
Republic of Italy 0.65% 3/20/09                                                             JPY     190,000,000         1,646,742
                                                                                                                        _________

                                                                                                                        1,646,742
                                                                                                                        _________
Japan - 13.13%
Development Bank of Japan
     1.40% 6/20/12                                                                          JPY     190,000,000         1,642,181
     1.75% 6/21/10                                                                          JPY     180,000,000         1,602,306
Japan Finance Corporation for Municipal Enterprises 1.55% 2/21/12                           JPY     208,000,000         1,815,750
                                                                                                                        _________

                                                                                                                        5,060,237
                                                                                                                        _________
Mexico - 2.12%
Mexican Bonos
     8.00% 12/23/10                                                                         MXN       3,000,000           275,552
     9.00% 12/20/12                                                                         MXN       1,500,000           142,224
     9.50% 12/18/14                                                                         MXN       2,000,000           194,649
     10.00% 12/5/24                                                                         MXN       2,000,000           202,751
                                                                                                                          _______

                                                                                                                          815,176
                                                                                                                          _______

Netherlands - 12.33%
Bank Nederlandse Gemeenten 4.625% 9/13/12                                                   EUR       1,350,000         1,793,802
Netherlands Government
     3.75% 7/15/14                                                                          EUR         100,000           126,765
     7.50% 1/15/23                                                                          EUR       1,580,000         2,830,469
                                                                                                                        _________

                                                                                                                        4,751,036
                                                                                                                        _________

Poland - 5.10%
Poland Government
     5.00% 10/24/13                                                                         PLN       2,000,000           629,393
     5.75% 3/24/10                                                                          PLN       2,000,000           655,984
     6.25% 10/24/15                                                                         PLN       2,000,000           678,628
                                                                                                                          _______

                                                                                                                        1,964,005
                                                                                                                        _________
Supranational - 2.91%
European Investment Bank
     1.40% 6/20/17                                                                          JPY      50,000,000           412,463
     2.125% 9/20/07                                                                         JPY      80,000,000           709,824
                                                                                                                        _________

                                                                                                                        1,122,287
                                                                                                                        _________

United States - 6.70%
KFW International Finance 1.75% 3/23/10                                                     JPY     290,000,000         2,581,654
                                                                                                                        _________

                                                                                                                        2,581,654
                                                                                                                        _________

Total Bonds (cost $37,633,494)                                                                                         37,777,307
                                                                                                                       __________

Repurchase Agreements- 0.26%

With BNP Paribas 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $52,988,
collateralized by $32,240 U.S. Treasury Bills
due 1/25/07, market value $31,457,
$16,020 U.S. Treasury Notes 3.375%
due 9/15/09, market value $15,506 and
$6,720 U.S. Treasury Notes 6.00%
due 8/15/09, market value $7,097)                                                           USD          52,980            52,980

With Cantor Fitzgerald 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $26,874,
collateralized by $4,030 U.S. Treasury Notes
3.00% due 2/15/09, market value $3,901,
$3,040 U.S. Treasury Notes 3.625%
due 7/15/09, market value $2,937,
$6,720 U.S. Treasury Notes 3.875%
due 5/15/09, market value $6,584,
$6,720 U.S. Treasury Notes 5.50%
due 5/15/09, market value $6,896 and
$6,720 U.S. Treasury Notes 6.00%
due 8/15/09, market value $7,097)                                                                        26,870            26,870

With UBS Warburg 5.20% 8/1/06
(dated 7/31/06, to be repurchased at $20,153,
collateralized by $20,980 U.S. Treasury Notes
3.875% due 5/15/09, market value $20,561)                                                                20,150            20,150
                                                                                                                           ______

Total Repurchase Agreements (cost $100,000)                                                                               100,000
                                                                                                                          _______


Total Market Value of Securities - 98.28%
     (cost $37,733,494)                                                                                                37,877,307

Receivables and Other Assets Net of Liabilities (See Notes) - 1.72%                                                       663,615
                                                                                                                          _______

Net Assets Applicable to 3,560,679 Shares Outstanding - 100.00%                                                       $38,540,922
                                                                                                                      ___________


o Principal amount shown is stated in the currency in which each security is denominated.


AUD - Australian Dollar
DEM - German Mark
EUR - European Monetary Unit
JPY - Japanese Yen
MXN - Mexican Peso
PLN - Polish Zloty
USD - U.S. Dollar


________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled
Trust - The International Fixed Income Portfolio (the "Portfolio").

Security Valuation - Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                     $37,927,877
                                        ___________

Aggregate unrealized appreciation         1,251,108
Aggregate unrealized depreciation        (1,301,678)
                                        ___________

Net unrealized depreciation             $   (50,570)
                                        ___________


For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $1,182,281 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $287,046 expires in 2008 and $895,235 expires in 2009.

3. Foreign Exchange Contracts

The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No forward foreign currency exchange contracts were outstanding at July 31, 2006.

4. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At July 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)


Delaware Pooled Trust - The Large-Cap Growth Equity Portfolio
_____________________________________________________________

July 31, 2006

                                                                                                     Number of          Market
                                                                                                     Shares             Value

Common Stock - 99.86% \

Basic Industries/Capital Goods - 3.76%
Praxair                                                                                                 130,000           $7,129,200
                                                                                                                          __________

                                                                                                                           7,129,200
                                                                                                                           _________

Business Services - 17.53%
Expeditors International of Washington                                                                  135,000            6,138,450
First Data                                                                                              175,000            7,148,750
Moody's                                                                                                 110,000            6,036,800
Paychex                                                                                                 185,000            6,323,300
United Parcel Service Class B                                                                           110,000            7,580,100
                                                                                                                           _________

                                                                                                                          33,227,400
                                                                                                                          __________

Consumer Non-Durables - 15.45%
Procter & Gamble                                                                                        130,000            7,306,000
Staples                                                                                                 340,000            7,350,800
Wal-Mart Stores                                                                                         145,000            6,452,500
Walgreen                                                                                                175,000            8,186,500
                                                                                                                           _________

                                                                                                                          29,295,800
                                                                                                                          __________

Consumer Services - 17.46%
+ Apollo Group Class A                                                                                   80,000            3,785,600
+ eBay                                                                                                  330,000            7,943,100
International Game Technology                                                                           185,000            7,152,100
+ MGM MIRAGE                                                                                            165,000            5,864,100
Weight Watchers International                                                                           100,000            4,001,000
+ XM Satellite Radio Holdings Class A                                                                   375,000            4,350,000
                                                                                                                           _________

                                                                                                                          33,095,900
                                                                                                                          __________

Financials - 3.53%
Chicago Mercantile Exchange Holdings Class A                                                             14,500            6,687,400
                                                                                                                           _________

                                                                                                                           6,687,400
                                                                                                                           _________

Health Care - 16.62%
Allergan                                                                                                 72,000            7,765,200
+ Genentech                                                                                             110,000            8,890,200
UnitedHealth Group                                                                                      165,000            7,891,950
+ Zimmer Holdings                                                                                       110,000            6,956,400
                                                                                                                           _________

                                                                                                                          31,503,750
                                                                                                                          __________

Technology - 25.51%
+ Google Class A                                                                                         18,000            6,958,800
+ Intuit                                                                                                235,000            7,254,450
+ NAVTEQ                                                                                                125,000            3,522,500
QUALCOMM                                                                                                280,000            9,872,800
+ SanDisk                                                                                               150,000            6,999,000
+ Seagate Technology                                                                                    320,000            7,424,000
Sprint Nextel                                                                                           320,000            6,336,000
                                                                                                                           _________

                                                                                                                          48,367,550
                                                                                                                          __________

Total Common Stock (cost $205,962,309)                                                                                   189,307,000
                                                                                                                         ___________


                                                                                                     Principal
                                                                                                     Amount

Federal Agency (Discount Note) - 0.29%

^ Federal Home Loan Bank 4.933% 8/1/06                                                                 $560,000              560,000
                                                                                                                             _______

Total Federal Agency (Discount Note) (cost $560,000)                                                                         560,000
                                                                                                                             _______

Total Market Value of Securities - 100.15%
     (cost $206,522,309)                                                                                                 189,867,000

Liabilities Net of Receivables and Other Assets (See Notes) - (0.15%)                                                      (292,129)
                                                                                                                           _________

Net Assets Applicable to 23,467,542 Shares Outstanding - 100.00%                                                        $189,574,871
                                                                                                                        ____________

+ Non-income producing security for the period ended July 31, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.


________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled
Trust - The Large-Cap Growth Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                    $206,804,216
                                       ____________

Aggregate unrealized appreciation         4,282,193
Aggregate unrealized depreciation       (21,219,409)
                                       ____________

Net unrealized depreciation            $(16,937,216)
                                       ____________

3. Credit and Market Risk

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At July 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)


Delaware Pooled Trust - The Large-Cap Value Equity Portfolio
____________________________________________________________

July 31, 2006

                                                                                                     Number of          Market
                                                                                                     Shares             Value

Common Stock - 99.34%

Consumer Discretionary - 8.98%
Gap                                                                                                      26,600             $461,510
Limited Brands                                                                                           16,300              410,108
Mattel                                                                                                   26,500              478,060
                                                                                                                             _______

                                                                                                                           1,349,678
                                                                                                                           _________

Consumer Staples - 11.57%
ConAgra Foods                                                                                            19,400              417,100
Heinz (H.J.)                                                                                             10,300              432,291
Kimberly-Clark                                                                                            7,200              439,560
Safeway                                                                                                  16,000              449,280
                                                                                                                             _______

                                                                                                                           1,738,231
                                                                                                                           _________

Energy - 6.21%
Chevron                                                                                                   7,400              486,772
ConocoPhillips                                                                                            6,500              446,160
                                                                                                                             _______

                                                                                                                             932,932
                                                                                                                             _______

Financials - 23.78%
Allstate                                                                                                  8,000              454,560
Aon                                                                                                      12,800              438,144
Chubb                                                                                                     8,700              438,654
Hartford Financial Services Group                                                                         5,000              424,200
Huntington Bancshares                                                                                    18,800              457,780
Morgan Stanley                                                                                            7,600              505,400
Wachovia                                                                                                  8,000              429,040
Washington Mutual                                                                                         9,500              424,650
                                                                                                                             _______

                                                                                                                           3,572,428
                                                                                                                           _________

Health Care - 19.24%
Abbott Laboratories                                                                                      10,300              492,031
Baxter International                                                                                     11,600              487,200
Bristol-Myers Squibb                                                                                     18,000              431,460
Merck & Co                                                                                               13,000              523,510
Pfizer                                                                                                   18,900              491,211
Wyeth                                                                                                     9,600              465,312
                                                                                                                             _______

                                                                                                                           2,890,724
                                                                                                                           _________

Industrials - 5.63%
Donnelley (R.R.) & Sons                                                                                  14,500              423,255
Waste Management                                                                                         12,300              422,874
                                                                                                                             _______

                                                                                                                             846,129
                                                                                                                             _______

Information Technology - 11.63%
Hewlett-Packard                                                                                          13,800              440,358
Intel                                                                                                    23,700              426,600
International Business Machines                                                                           5,600              433,496
+ Xerox                                                                                                  31,700              446,653
                                                                                                                             _______

                                                                                                                           1,747,107
                                                                                                                           _________

Materials - 2.72%
duPont (E.I.) deNemours                                                                                  10,300              408,498
                                                                                                                             _______

                                                                                                                             408,498
                                                                                                                             _______

Telecommunications - 6.51%
AT&T                                                                                                     17,300              518,827
Verizon Communications                                                                                   13,600              459,952
                                                                                                                             _______

                                                                                                                             978,779
                                                                                                                             _______

Utilities - 3.07%
Progress Energy                                                                                          10,600              461,630
                                                                                                                             _______

                                                                                                                             461,630
                                                                                                                             _______

Total Common Stock (cost $14,554,660)                                                                                     14,926,136
                                                                                                                          __________

                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 0.56%

With BNP Paribas 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $44,506,
collateralized by $27,090 U.S. Treasury Bills
due 1/25/07, market value $26,424,
$13,460 U.S. Treasury Notes 3.375%
due 9/15/09, market value $13,025 and
$5,640 U.S. Treasury Notes 6.00%
due 8/15/09, market value $5,961)                                                                       $44,500               44,500

With Cantor Fitzgerald 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $22,573,
collateralized by $3,390 U.S. Treasury Notes
3.00% due 2/15/09, market value $3,276,
$2,550 U.S. Treasury Notes 3.625%
due 7/15/09, market value $2,467,
$5,640 U.S. Treasury Notes 3.875%
due 5/15/09, market value $5,530,
$5,640 U.S. Treasury Notes 5.50%
due 5/15/09, market value $5,792 and
$5,640 U.S. Treasury Notes 6.00%
due 8/15/09, market value $5,961)                                                                        22,570               22,570

With UBS Warburg 5.20% 8/1/06
(dated 7/31/06, to be repurchased at $16,932,
collateralized by $17,620 U.S. Treasury Notes
3.875% due 5/15/09, market value $17,271)                                                                16,930               16,930
                                                                                                                              ______

Total Repurchase Agreements (cost $84,000)                                                                                    84,000
                                                                                                                              ______

Total Market Value of Securities - 99.90%
     (cost $14,638,660)                                                                                                   15,010,136

Receivables and Other Assets Net of Liabilities (See Notes) - 0.10%                                                           14,658
                                                                                                                              ______


Net Assets Applicable to 787,322 Shares Outstanding - 100.00%                                                            $15,024,794
                                                                                                                         ___________


+ Non-income producing security for the period ended July 31, 2006.


________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Large-Cap Value Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes have been made in the financial statements.

Repurchase Agreements -The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                     $14,669,121
                                        ___________

Aggregate unrealized appreciation           715,664
Aggregate unrealized depreciation          (374,649)
                                        ___________

Net unrealized appreciation                $341,015
                                        ___________


For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $1,811,065 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,811,065 expires in 2011.

3. Credit and Market Risks

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At July 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Mid-Cap Growth Equity Portfolio
___________________________________________________________

July 31, 2006

                                                                                                       Number of        Market
                                                                                                       Shares           Value
Common Stock- 89.83%

Basic Industry/Capital Goods - 9.63%
Allegheny Technologies                                                                                       6,200         $396,118
Graco                                                                                                        7,200          282,888
JLG Industries                                                                                              11,300          204,530
Joy Global                                                                                                   8,300          311,416
+ Mettler-Toledo International                                                                               5,700          350,721
                                                                                                                            _______

                                                                                                                          1,545,673
                                                                                                                          _________
Business Services - 11.86%
+ Dun & Bradstreet                                                                                           4,600          306,912
Expeditors International Washington                                                                          9,100          413,777
+ Fiserv                                                                                                     3,800          165,908
+ Fisher Scientific International                                                                            2,600          192,686
Paychex                                                                                                      7,000          239,260
Pool                                                                                                         3,900          151,827
Robert Half International                                                                                    6,900          223,284
+ WESCO International                                                                                        3,600          209,700
                                                                                                                            _______

                                                                                                                          1,903,354
                                                                                                                          _________
Consumer Durables - 1.28%
+ Activision                                                                                                17,200          205,540
                                                                                                                            _______

                                                                                                                            205,540
                                                                                                                            _______
Consumer Non-Durables - 9.71%
American Eagle Outfitters                                                                                    9,800          322,028
+ Coach                                                                                                      3,100           89,001
Nordstrom                                                                                                    7,100          243,530
Staples                                                                                                     18,900          408,618
+ Starbucks                                                                                                  4,800          164,448
Tiffany & Co                                                                                                 3,500          110,565
+ Urban Outfitters                                                                                           4,900           71,491
Whole Foods Market                                                                                           2,600          149,526
                                                                                                                            _______

                                                                                                                          1,559,207
                                                                                                                          _________
Consumer Services - 4.73%
Host Hotels & Resorts                                                                                        2,693           57,145
Marriott International Class A                                                                              11,900          418,642
Starwood Hotels & Resorts Worldwide                                                                          5,400          283,932
                                                                                                                            _______

                                                                                                                            759,719
                                                                                                                            _______
Energy - 8.05%
Chesapeake Energy                                                                                            8,000          263,200
+ Helix Energy Solutions Group                                                                               4,600          179,354
+ National Oilwell Varco                                                                                     6,300          422,352
Smith International                                                                                          9,600          427,872
                                                                                                                            _______

                                                                                                                          1,292,778
                                                                                                                          _________
Financials - 10.18%
+ Affiliated Managers Group                                                                                  2,700          247,185
Colonial BancGroup                                                                                           9,600          243,840
Legg Mason                                                                                                   2,000          166,940
Lehman Brothers Holdings                                                                                     4,100          266,295
Nuveen Investments                                                                                           4,900          232,701
PartnerRe                                                                                                    2,400          149,112
+ Penson Worldwide                                                                                           3,600           61,380
UnumProvident                                                                                                6,300          102,249
Zions Bancorp                                                                                                2,000          164,280
                                                                                                                            _______

                                                                                                                          1,633,982
                                                                                                                          _________
Health Care - 17.51%
Caremark Rx                                                                                                  7,900          417,120
Dade Behring Holdings                                                                                        5,800          236,234
+ Express Scripts                                                                                            2,500          192,575
+ Hologic                                                                                                    6,500          291,915
+ Invitrogen                                                                                                 4,700          290,413
+ Kinetic Concepts                                                                                           3,600          160,416


+ Medco Health Solutions                                                                                     5,600          332,248
+ MGI PHARMA                                                                                                16,100          235,221
Omnicare                                                                                                     3,800          171,988
+ PDL BioPharma                                                                                             13,900          250,339
Shire ADR                                                                                                    4,800          232,848
                                                                                                                            _______

                                                                                                                          2,811,317
                                                                                                                          _________
Technology - 15.04%
+ Amdocs                                                                                                     8,500          308,380
+ BEA Systems                                                                                                9,700          113,878
+ Broadcom Class A                                                                                           6,200          148,738
+ Ciena                                                                                                     38,500          139,755
+ Citrix Systems                                                                                             3,400          108,018
Intersil                                                                                                     6,700          157,517
L-3 Communications                                                                                           4,400          324,060
+ NAVTEQ                                                                                                     3,100           87,358
+ Network Appliance                                                                                          8,300          246,427
+ NII Holdings                                                                                               4,500          237,510
+ salesforce.com                                                                                             4,500          115,650
Satyam Computer Services ADR                                                                                 7,000          246,750
+ Tellabs                                                                                                   12,000          112,800
+ VeriSign                                                                                                   3,800           68,134
                                                                                                                             ______

                                                                                                                          2,414,975
                                                                                                                          _________
Transportation - 1.84%
Hunt (J.B.) Transport                                                                                        6,700          137,819
+ Swift Transportation                                                                                       5,900          157,825
                                                                                                                            _______

                                                                                                                            295,644
                                                                                                                            _______

Total Common Stock (cost $12,184,979)                                                                                    14,422,189
                                                                                                                         __________

                                                                                                         Principal
                                                                                                         Amount
Repurchase Agreements - 9.68%

With BNP Paribas 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $823,919,
collateralized by $501,400 U.S. Treasury Bills
due 1/25/07, market value $489,154,
$249,200 U.S. Treasury Notes 3.375%
due 9/15/09, market value $241,119 and
$104,500 U.S. Treasury Notes 6.00%
due 8/15/09, market value $110,354)                                                                       $823,800          823,800

With Cantor Fitzgerald 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $417,861,
collateralized by $62,700 U.S. Treasury Notes
3.00% due 2/15/09, market value $60,654,
$47,300 U.S. Treasury Notes 3.625%
due 7/15/09, market value $45,678,
$104,500 U.S. Treasury Notes 3.875%
due 5/15/09, market value $102,380,
$104,500 U.S. Treasury Notes 5.50%
due 5/15/09, market value $107,228 and
$104,500 U.S. Treasury Notes 6.00%
due 8/15/09, market value $110,354)                                                                        417,800          417,800

With UBS Warburg 5.20% 8/1/06
(dated 7/31/06, to be repurchased at $313,445,
collateralized by $326,200 U.S. Treasury Notes
3.875% due 5/15/09, market value $319,727)                                                                 313,400          313,400
                                                                                                                            _______

Total Repurchase Agreements (cost $1,555,000)                                                                             1,555,000
                                                                                                                          _________


Total Market Value of Securities - 99.51%
     (cost $13,739,979)                                                                                                  15,977,189

Receivables and Other Assets Net of Liabilities (See Notes) - 0.49%                                                          77,937
                                                                                                                             ______

Net Assets Applicable to 4,360,426 Shares Outstanding - 100.00%                                                         $16,055,126
                                                                                                                        ___________

+ Non-income producing security for the period ended July 31, 2006.

ADR - American Depositary Receipts

________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled
Trust - The Mid-Cap Growth Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes have been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                  $ 13,747,062
                                     ____________

Aggregate unrealized appreciation       2,994,023
Aggregate unrealized depreciation        (763,896)
                                     ____________

Net unrealized appreciation          $  2,230,127
                                     ____________


3. Credit and Market Risk

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At July 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

Delaware REIT Fund
__________________

July 31, 2006

                                                                                                       Number of           Market
                                                                                                       Shares              Value

Common Stock- 95.09%

Diversified REITs - 5.72%
Vornado Realty Trust                                                                                       231,599      $24,213,675
                                                                                                                        ___________

                                                                                                                         24,213,675
                                                                                                                         __________
Health Care REITs - 3.54%
* Medical Properties Trust                                                                                  51,800          631,960
+# Medical Properties Trust 144A                                                                           293,865        3,585,153
* Ventas                                                                                                   301,700       10,779,741
                                                                                                                         __________

                                                                                                                         14,996,854
                                                                                                                         __________
Hotel REITs - 7.64%
* Hersha Hospitality Trust                                                                                 565,610        5,220,580
Host Hotels & Resorts                                                                                      658,393       13,971,099
LaSalle Hotel Properties                                                                                   189,415        7,824,734
* Strategic Hotels & Resorts                                                                               265,600        5,298,720
                                                                                                                          _________

                                                                                                                         32,315,133
                                                                                                                         __________
Industrial REITs - 9.80%
AMB Property                                                                                               198,335       10,398,704
* Potomac Realty Trust                                                                                     218,453        6,180,035
ProLogis                                                                                                   449,507       24,880,213
                                                                                                                         __________

                                                                                                                         41,458,952
                                                                                                                         __________
Mall REITs - 12.51%
General Growth Properties                                                                                  305,554       13,945,485
Macerich                                                                                                   148,500       10,803,375
Simon Property Group                                                                                       329,751       28,203,603
                                                                                                                         __________

                                                                                                                         52,952,463
                                                                                                                         __________
Manufactured Housing REITs - 1.03%
Equity Lifestyle Properties                                                                                101,500        4,361,455
                                                                                                                          _________

                                                                                                                          4,361,455
                                                                                                                          _________
Multifamily REITs - 20.10%
Archstone-Smith Trust                                                                                      299,100       15,693,777
AvalonBay Communities                                                                                      149,926       17,529,348
Camden Property Trust                                                                                       53,826        4,114,998
Equity Residential                                                                                         580,700       27,008,358
Essex Property Trust                                                                                        76,292        8,933,030
* Home Properties                                                                                           48,500        2,705,330
United Dominion Realty Trust                                                                               325,764        9,072,527
                                                                                                                          _________

                                                                                                                         85,057,368
                                                                                                                         __________
Office REITs - 18.73%
* Alexandria Real Estate Equities                                                                          134,874       12,734,803
Boston Properties                                                                                          191,600       18,815,120
Equity Office Properties Trust                                                                             369,800       14,019,118
* Highwoods Properties                                                                                     109,000        4,059,160
* Maguire Properties                                                                                       185,100        6,924,591
* Reckson Associates Realty                                                                                293,393       13,064,790
SL Green Realty                                                                                             84,253        9,630,118
                                                                                                                          _________

                                                                                                                         79,247,700
                                                                                                                         __________
Office/Industrial REITs - 0.50%
Liberty Property Trust                                                                                      45,200        2,117,620
                                                                                                                          _________

                                                                                                                          2,117,620
                                                                                                                          _________
Real Estate Operating Companies - 1.10%
Starwood Hotels & Resorts Worldwide                                                                         88,250        4,640,185
                                                                                                                          _________

                                                                                                                          4,640,185
                                                                                                                          _________
Self-Storage REITs - 2.19%
Public Storage                                                                                              83,700        6,720,273
* U-Store-It Trust                                                                                         134,300        2,559,758
                                                                                                                          _________

                                                                                                                          9,280,031
                                                                                                                          _________
Shopping Center REITs - 12.23%
* Developers Diversified Realty                                                                            162,422        8,572,633
Federal Realty Investment Trust                                                                            126,711        9,192,883
Kimco Realty                                                                                               321,600       12,619,584

* Kite Realty Group Trust                                                                                  477,104        7,361,715
* New Plan Excel Realty Trust                                                                              167,400        4,339,008
Regency Centers                                                                                            150,761        9,666,795
                                                                                                                          _________

                                                                                                                         51,752,618
                                                                                                                         __________

Total Common Stock (cost $297,917,054)                                                                                  402,394,054
                                                                                                                        ___________

                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements- 5.56%

With BNP Paribas 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $12,470,808,
collateralized by $7,589,000 U.S. Treasury Bills
due 1/25/07, market value $7,403,994,
$3,771,000 U.S. Treasury Notes 3.375%
due 9/15/09, market value $3,649,660 and
$1,581,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $1,670,358)                                                                  $12,469,000       12,469,000

With Cantor Fitzgerald 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $6,325,917,
collateralized by $949,000 U.S. Treasury Notes
3.00% due 2/15/09, market value $918,082,
$715,000 U.S. Treasury Notes 3.625%
due 7/15/09, market value $691,397,
$1,581,000 U.S. Treasury Notes 3.875%
due 5/15/09, market value $1,549,652,
$1,581,000 U.S. Treasury Notes 5.50%
due 5/15/09, market value $1,623,037 and
$1,581,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $1,670,358)                                                                    6,325,000        6,325,000

With UBS Warburg 5.20% 8/1/06
(dated 7/31/06, to be repurchased at $4,743,685,
collateralized by $4,937,000 U.S. Treasury Notes
3.875% due 5/15/09, market value $4,839,498)                                                             4,743,000        4,743,000
                                                                                                                          _________

Total Repurchase Agreements (cost $23,537,000)                                                                           23,537,000
                                                                                                                         __________

Total Market Value of Securities Before Securities Lending Collateral - 100.65%
     (cost $321,454,054)                                                                                                425,931,054
                                                                                                                        ___________

Securities Lending Collateral ** - 9.10%

Short-Term Investments
Fixed Rate Notes - 1.55%
Citigroup Global Markets 5.32% 8/1/06                                                                    6,562,073        6,562,073
                                                                                                                          _________

                                                                                                                          6,562,073
                                                                                                                          _________
~ Variable Rate Notes - 7.55%
American Honda Finance 5.32% 2/21/07                                                                     1,100,463        1,100,463
ANZ National 5.32% 8/31/07                                                                                 244,547          244,547
Australia New Zealand 5.40% 8/31/07                                                                      1,222,737        1,222,737
Bank of America 5.32% 2/23/07                                                                            1,589,558        1,589,558
Bank of New York 5.34% 8/31/07                                                                             978,189          978,189
Barclays New York 5.31% 5/18/07                                                                          1,589,558        1,589,558
Bayerische Landesbank 5.45% 8/25/06                                                                      1,222,737        1,222,737
Bear Stearns 5.40% 1/31/07                                                                               1,467,284        1,467,284
BNP Paribas 5.14% 8/31/07                                                                                1,222,737        1,222,737
Canadian Imperial Bank
     5.32% 11/22/06                                                                                      1,222,737        1,222,737
     5.38% 8/31/07                                                                                         611,368          611,368
CDC Financial Products 5.41% 8/31/06                                                                     1,589,558        1,589,558
Citigroup Global Markets 5.38% 8/7/06                                                                    1,589,558        1,589,558
Commonwealth Bank 5.37% 8/31/07                                                                          1,222,737        1,222,737
Goldman Sachs 5.45% 7/31/07                                                                              1,589,558        1,589,558
Manufacturers & Traders 5.38% 9/26/06                                                                    1,222,732        1,222,686
Marshall & Ilsley Bank 5.35% 8/31/07                                                                     1,345,011        1,345,011
Merrill Lynch Mortgage Capital 5.41% 8/3/06                                                              1,100,463        1,100,463
National Australia Bank 5.31% 3/7/07                                                                     1,516,194        1,516,194
National City Bank 5.32% 3/2/07                                                                          1,467,374        1,467,694
National Rural Utilities 5.34% 8/31/07                                                                   1,931,924        1,931,924
Nordea Bank New York 5.31% 5/16/07                                                                         611,362          611,338
Nordea Bank Norge 5.33% 8/31/07                                                                          1,222,737        1,222,737
Royal Bank of Scotland 5.38% 8/31/07                                                                     1,222,737        1,222,737


Societe Generale 5.32% 8/31/07                                                                             611,368          611,368
Wells placeCityFargo 5.38% 8/31/07                                                                       1,222,737        1,222,737
                                                                                                                          _________

                                                                                                                         31,938,215
                                                                                                                         __________

Total Securities Lending Collateral (cost $38,500,288)                                                                   38,500,288
                                                                                                                         __________
Total Market Value of Securities - 109.75%
     (cost $359,954,342)                                                                                              464,431,342 !

Obligation to Return Securities Lending Collateral ** - (9.10%)                                                         (38,500,288)

Liabilities Net of Receivables and Other Assets (See Notes) - (0.65%)                                                    (2,740,661)
                                                                                                                         __________

Net Assets Applicable to 19,494,444 Shares Outstanding - 100.00%                                                       $423,190,393
                                                                                                                       ____________

+ Non-income producing security for the period ended July 31, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2006, the aggregate amount of Rule 144A securities equaled $3,585,153, which represented 0.85% of the Fund's net assets. See Note 4 in "Notes."

* Fully or partially on loan.

** See Note 3 in "Notes."

! Includes $37,631,945 of securities loaned.

~ Variable rate security. The interest rate shown is the rate as of July 31, 2006.

REIT - Real Estate Investment Trust


________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S.
generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - Delaware REIT Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                              $360,033,719
                                                 ____________

Aggregate unrealized appreciation                 104,858,397
Aggregate unrealized depreciation                    (460,774)
                                                 ____________

Net unrealized appreciation                      $104,397,623
                                                 ____________

3. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At July 31, 2006, the market value of the securities on loan was $37,631,945, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At July 31, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Real Estate Investment Trust Portfolio II
_______________________________________________________________________________

July 31, 2006

                                                                                                       Number of           Market
                                                                                                       Shares              Value
Common Stock - 94.72%

Diversified REITs - 5.71%
Vornado Realty Trust                                                                                        14,800       $1,547,340
                                                                                                                         __________

                                                                                                                          1,547,340
                                                                                                                          _________
Health Care REITs - 3.76%
Medical Properties Trust                                                                                     3,300           40,260
+# Medical Properties Trust 144A                                                                            23,900          291,580
Ventas                                                                                                      19,200          686,016
                                                                                                                            _______

                                                                                                                          1,017,856
                                                                                                                          _________
Hotel REITs - 7.53%
Hersha Hospitality Trust                                                                                    32,400          299,052
Host Hotels & Resorts                                                                                       41,934          889,839
LaSalle Hotel Properties                                                                                    12,400          512,244
Strategic Hotels & Resorts                                                                                  16,900          337,155
                                                                                                                            _______

                                                                                                                          2,038,290
                                                                                                                          _________
Industrial REITs - 9.78%
AMB Property                                                                                                12,680          664,812
Potomac Realty Trust                                                                                        13,900          393,231
ProLogis                                                                                                    28,700        1,588,545
                                                                                                                          _________

                                                                                                                          2,646,588
                                                                                                                          _________
Mall REITs - 12.44%
General Growth Properties                                                                                   19,300          880,852
Macerich                                                                                                     9,300          676,575
Simon Property Group                                                                                        21,170        1,810,670
                                                                                                                          _________

                                                                                                                          3,368,097
                                                                                                                          _________
Manufactured Housing REITs - 1.02%
Equity Lifestyle Properties                                                                                  6,400          275,008
                                                                                                                            _______

                                                                                                                            275,008
                                                                                                                            _______
Multifamily REITs - 19.98%
Archstone-Smith Trust                                                                                       18,900          991,683
AvalonBay Communities                                                                                        9,700        1,134,124
Camden Property Trust                                                                                        3,400          259,930
Equity Residential                                                                                          37,300        1,734,824
Essex Property Trust                                                                                         4,800          562,032
Home Properties                                                                                              3,000          167,340
United Dominion Realty Trust                                                                                20,100          559,785
                                                                                                                            _______

                                                                                                                          5,409,718
                                                                                                                          _________
Office REITs - 18.66%
Alexandria Real Estate Equities                                                                              8,600          812,012
Boston Properties                                                                                           12,200        1,198,040
Equity Office Properties Trust                                                                              23,600          894,676
Highwoods Properties                                                                                         6,800          253,232
Maguire Properties                                                                                          11,800          441,438
Reckson Associates Realty                                                                                   18,830          838,500
SL Green Realty                                                                                              5,380          614,934
                                                                                                                            _______

                                                                                                                          5,052,832
                                                                                                                          _________
Office/Industrial REITs - 0.47%
Liberty Property Trust                                                                                       2,700          126,495
                                                                                                                            _______

                                                                                                                            126,495
                                                                                                                            _______
Real Estate Operating Companies - 1.09%
Starwood Hotels & Resorts Worldwide                                                                          5,600          294,448
                                                                                                                            _______

                                                                                                                            294,448
                                                                                                                            _______
Self-Storage REITs - 2.15%
Public Storage                                                                                               5,200          417,508
U-Store-It Trust                                                                                             8,600          163,916
                                                                                                                            _______

                                                                                                                            581,424
                                                                                                                            _______
Shopping Center REITs - 12.13%
Developers Diversified Realty                                                                               10,300          543,634
Federal Realty Investment Trust                                                                              8,100          587,655
Kimco Realty                                                                                                20,400          800,496

Kite Realty Group Trust                                                                                     30,300          467,529
New Plan Excel Realty Trust                                                                                 10,600          274,752
Regency Centers                                                                                              9,500          609,140
                                                                                                                            _______

                                                                                                                          3,283,206
                                                                                                                          _________

Total Common Stock (cost $21,198,688)                                                                                    25,641,302
                                                                                                                         __________

                                                                                                       Principal
                                                                                                       Amount
Repurchase Agreements - 7.35%

With BNP Paribas 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $1,054,353,
collateralized by $641,700 U.S. Treasury Bills
due 1/25/07, market value $625,991,
$318,900 U.S. Treasury Notes 3.375%
due 9/15/09, market value $308,570 and
$133,700 U.S. Treasury Notes 6.00%
due 8/15/09, market value $141,225)                                                                     $1,054,200        1,054,200

With Cantor Fitzgerald 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $534,778,
collateralized by $80,200 U.S. Treasury Notes
3.00% due 2/15/09, market value $77,622,
$60,500 U.S. Treasury Notes 3.625%
due 7/15/09, market value $58,456,
$133,700 U.S. Treasury Notes 3.875%
due 5/15/09, market value $131,020,
$133,700 U.S. Treasury Notes 5.50%
due 5/15/09, market value $137,224 and
$133,700 U.S. Treasury Notes 6.00%
due 8/15/09, market value $141,225)                                                                        534,700          534,700

With UBS Warburg 5.20% 8/1/06
(dated 7/31/06, to be repurchased at $401,158,
collateralized by $417,400 U.S. Treasury Notes
3.875% due 5/15/09, market value $409,169)                                                                 401,100          401,100
                                                                                                                            _______

Total Repurchase Agreements (cost $1,990,000)                                                                             1,990,000
                                                                                                                          _________


Total Market Value of Securities - 102.07%
     (cost $23,188,688)                                                                                                  27,631,302

Liabilities Net of Receivables and Other Assets (See Notes) - (2.07%)                                                     (559,067)
                                                                                                                          _________

Net Assets Applicable to 986,133 Shares Outstanding - 100.00%                                                           $27,072,235
                                                                                                                        ___________

+ Non-income producing security for the period ended July 31, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2006, the aggregate amount of Rule 144A securities equaled $291,580, which represented 1.08% of the Portfolio's net assets. See Note 3 in "Notes."

REIT - Real Estate Investment Trust


________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Real Estate Investment Trust Portfolio II (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                           $23,193,418
                                              ___________

Aggregate unrealized appreciation               4,472,457
Aggregate unrealized depreciation                 (34,573)
                                              ___________

Net unrealized appreciation                   $ 4,437,884
                                              ___________

3. Credit and Market Risk

The Portfolio concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are illiquid for purposes of the Portfolio's limitation on investments in illiquid assets. At July 31, 2006, no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Small-Cap Growth Equity Portfolio
_____________________________________________________________

July 31, 2006

                                                                                                       Number of           Market
                                                                                                       Shares              Value
Common Stock- 91.22%

Basic Industry/Capital Goods - 8.31%
AMCOL International                                                                                         24,800         $574,616
Bucyrus International Class A                                                                               23,100        1,125,201
+ Energy Conversion Devices                                                                                 11,700          393,705
JLG Industries                                                                                              36,200          655,220
+ Mettler-Toledo International                                                                              20,300        1,249,059
MSC Industrial Direct Class A                                                                               26,881        1,108,304
                                                                                                                          _________

                                                                                                                          5,106,105
                                                                                                                          _________
Business Services - 6.84%
+ Advisory Board                                                                                            16,800          778,344
+ Bright Horizons Family Solutions                                                                          23,906          919,186
+ DynCorp International Class A                                                                             27,600          248,676
+ Fisher Scientific International                                                                           10,000          741,100
+ Monster Worldwide                                                                                         23,100          924,000
+ Resources Connection                                                                                      25,100          594,117
                                                                                                                            _______

                                                                                                                          4,205,423
                                                                                                                          _________
Consumer Non-Durables - 11.56%
+ Carter's                                                                                                  42,400          924,744
+ Coach                                                                                                     44,984        1,291,491
+ Crocs                                                                                                     29,800          824,566
+ Dick's Sporting Goods                                                                                     22,200          808,302
+ DSW Class A                                                                                               28,600          981,838
+ J Crew Group                                                                                               1,100           29,326
+ Peet's Coffee & Tea                                                                                       11,800          334,766
+ Tractor Supply                                                                                            13,600          622,064
+ Under Armour Class A                                                                                      32,100        1,288,815
                                                                                                                          _________

                                                                                                                          7,105,912
                                                                                                                          _________
Consumer Services - 3.17%
+ Sonic                                                                                                     38,362          754,964
+ Texas Roadhouse                                                                                           46,500          503,130
+ Wynn Resorts                                                                                              10,800          691,308
                                                                                                                            _______

                                                                                                                          1,949,402
                                                                                                                          _________
Energy - 6.22%
+ Aventine Renewable Energy                                                                                  1,600           47,360
Carbo Ceramics                                                                                              17,350          674,742
+ Helix Energy Solutions Group                                                                              30,200        1,177,498
+ Hydril                                                                                                    13,600          942,072
+ Veritas DGC                                                                                               17,100          979,317
                                                                                                                            _______

                                                                                                                          3,820,989
                                                                                                                          _________
Financials - 10.90%
Aspen Insurance Holdings                                                                                    13,700          323,320
Bankunited Financial Class A                                                                                12,400          366,916
City National                                                                                               12,900          860,559
Delphi Financial Group Class A                                                                              20,925          797,033
Hanover Insurance Group                                                                                     17,500          809,900
+ Nasdaq Stock Market                                                                                        9,300          256,029
PartnerRe                                                                                                    8,200          509,466
+ SVB Financial Group                                                                                        8,100          363,042
Waddell & Reed Financial Class A                                                                            38,400          835,968
Webster Financial                                                                                           15,200          716,832
Whitney Holding                                                                                             23,800          858,942
                                                                                                                            _______

                                                                                                                          6,698,007
                                                                                                                          _________
Health Care - 21.12%
+ Align Technology                                                                                          73,500          496,860
+ Cepheid                                                                                                   71,400          651,168
+ Conceptus                                                                                                 56,500          853,715
+ CV Therapeutics                                                                                           47,600          583,100
+ Digene                                                                                                    21,000          886,410

+ Hologic                                                                                                   23,900        1,073,349
+ MGI Pharma                                                                                                54,900          802,089
+ Nektar Therapeutics                                                                                       57,968          944,878
+ NuVasive                                                                                                  53,500          935,715
+ PDL BioPharma                                                                                             56,300        1,013,963
+ Per-Se Technologies                                                                                       27,700          661,199
+ Progenics Pharmaceuticals                                                                                 32,100          704,916
+ Sciele Pharma                                                                                             49,500        1,011,780
+ Telik                                                                                                     55,300          937,888
+ United Therapeutics                                                                                       24,000        1,423,440
                                                                                                                          _________

                                                                                                                         12,980,470
                                                                                                                         __________
Technology - 21.37%
+ Akamai Technologies                                                                                       31,900        1,264,196
+ American Reprographics                                                                                    29,300          937,014
+ Arris Group                                                                                               25,400          271,526
+ Cymer                                                                                                     15,200          594,624
+ Hexcel                                                                                                    44,000          632,280
+ Informatica                                                                                               66,600          930,402
+ Itron                                                                                                     13,400          623,636
+ Microsemi                                                                                                 33,600          850,080
+ NAVTEQ                                                                                                    12,100          340,978
+ Opsware                                                                                                  112,100          779,095
+ Polycom                                                                                                   44,600          990,120
+ Powerwave Technologies                                                                                    51,800          411,292
+ Rackable Systems                                                                                          16,600          353,912
+ salesforce.com                                                                                            16,800          431,760
+ Silicon Laboratories                                                                                      10,900          402,428
+ SiRF Technology Holdings                                                                                  19,600          374,360
+ TIBCO Software                                                                                            96,600          768,936
+ Trident Microsystems                                                                                      24,200          416,724
+ Varian Semiconductor Equipment                                                                            14,800          469,160
+ Vishay Intertechnology                                                                                    52,600          737,978
+ Wind River Systems                                                                                        66,800          552,436
                                                                                                                          _________

                                                                                                                         13,132,937
                                                                                                                         __________
Transportation - 1.73%
Hunt (J.B.) Transport                                                                                       18,700          384,659
UTi Worldwide                                                                                               29,117          678,426
                                                                                                                            _______

                                                                                                                          1,063,085
                                                                                                                          _________

Total Common Stock (cost $44,881,397)                                                                                    56,062,330
                                                                                                                         __________

                                                                                                       Principal
                                                                                                       Amount
Repurchase Agreements- 8.31%

With BNP Paribas 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $2,707,393,
collateralized by $1,648,000 U.S. Treasury Bills
due 1/25/07, market value $1,607,444,
$819,000 U.S. Treasury Notes 3.375%
due 9/15/09, market value $792,359 and
$343,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $362,643)                                                                     $2,707,000        2,707,000

With Cantor Fitzgerald 5.22% 8/1/06
(dated 7/31/06, to be repurchased at $1,373,199,
collateralized by $206,000 U.S. Treasury Notes
3.00% due 2/15/09, market value $199,320,
$155,000 U.S. Treasury Notes 3.625%
due 7/15/09, market value $150,106,
$343,000 U.S. Treasury Notes 3.875%
due 5/15/09, market value $336,437,
$343,000 U.S. Treasury Notes 5.50%
due 5/15/09, market value $352,370 and
$343,000 U.S. Treasury Notes 6.00%
due 8/15/09, market value $362,643)                                                                      1,373,000        1,373,000

With UBS Warburg 5.20% 8/1/06
(dated 7/31/06, to be repurchased at $1,030,149,
collateralized by $1,072,000 U.S. Treasury Notes
3.875% due 5/15/09, market value $1,050,679)                                                             1,030,000        1,030,000
                                                                                                                          _________

Total Repurchase Agreements (cost $5,110,000)                                                                             5,110,000
                                                                                                                          _________

Total Market Value of Securities - 99.53%
     (cost $49,991,397)                                                                                                  61,172,330

Receivables and Other Assets Net of Liabilities (See Notes) - 0.47%                                                         288,674
                                                                                                                            _______

Net Assets Applicable to 3,946,844 Shares Outstanding - 100.00%                                                         $61,461,004
                                                                                                                        ___________

+ Non-income producing security for the period ended July 31, 2006.


________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Small-Cap Growth Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Repurchase Agreements -The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                               $50,854,862
                                                  ___________

Aggregate unrealized appreciation                  14,829,070
Aggregate unrealized depreciation                  (4,511,602)
                                                  ___________

Net unrealized appreciation                       $10,317,468
                                                  ___________

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $6,468,365 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,241,499 expires in 2009, $3,721,802 expires in 2010 and $1,505,064 expires in 2011.

3. Credit and Market Risk

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At July 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Smid-Cap Growth Equity Portfolio
____________________________________________________________

July 31, 2006

                                                                                                       Number of           Market
                                                                                                       Shares              Value
Common Stock- 97.64%

Basic Industries/Capital Goods - 11.81%
Allegheny Technologies                                                                                         600          $38,334
Balchem                                                                                                      1,000           22,310
+ Cogent                                                                                                     1,700           24,055
Dynamic Materials                                                                                            1,000           30,760
Joy Global                                                                                                   1,100           41,272
MSC Industrial Direct Class A                                                                                  700           28,861
Regal Beloit                                                                                                   500           19,875
Wabtec                                                                                                         500           13,280
Woodward Governor                                                                                              900           26,379
                                                                                                                             ______

                                                                                                                            245,126
                                                                                                                            _______
Business Services - 7.36%
+ 24/7 Real Media                                                                                            3,100           24,583
+ Bright Horizons Family Solutions                                                                             800           30,760
+ Fisher Scientific International                                                                              100            7,411
+ Global Cash Access Holdings                                                                                1,500           22,470
Pool                                                                                                           500           19,465
+ Resources Connection                                                                                         800           18,936
+ WESCO International                                                                                          500           29,125
                                                                                                                             ______

                                                                                                                            152,750
                                                                                                                            _______
Consumer Durables - 1.34%
+ Williams Scotsman International                                                                            1,300           27,729
                                                                                                                             ______

                                                                                                                             27,729
                                                                                                                             ______
Consumer Non-Durables - 9.09%
+ Carter's                                                                                                   1,600           34,896
+ Coach                                                                                                        900           25,839
+ Gymboree                                                                                                   1,100           36,872
+ Hibbett Sporting Goods                                                                                     1,300           25,688
PETsMART                                                                                                       900           21,204
+ Under Armour Class A                                                                                       1,100           44,165
                                                                                                                             ______

                                                                                                                            188,664
                                                                                                                            _______
Consumer Services - 4.99%
+ First Cash Financial Services                                                                              1,300           24,739
Host Hotels & Resorts                                                                                        1,400           29,708
+ Sonic                                                                                                      1,200           23,616
+ Wynn Resorts                                                                                                 400           25,604
                                                                                                                             ______

                                                                                                                            103,667
                                                                                                                            _______
Energy - 8.46%
+ Cameron International                                                                                      1,000           50,410
+ Grant Prideco                                                                                                800           36,408
+ Helix Energy Solutions Group                                                                               1,100           42,889
+ Veritas DGC                                                                                                  800           45,816
                                                                                                                             ______

                                                                                                                            175,523
                                                                                                                            _______
Financials - 11.78%
+ Affiliated Managers Group                                                                                    400           36,620
+ AmCOMP                                                                                                     2,300           22,747
+ AmeriCredit                                                                                                  900           22,131
City National                                                                                                  400           26,684
Colonial BancGroup                                                                                           1,400           35,560
Eaton Vance                                                                                                    900           22,284
+ Home Bancshares                                                                                              700           15,260
Nuveen Investments                                                                                             700           33,243
Strategic Hotels & Resorts                                                                                   1,500           29,925
                                                                                                                             ______

                                                                                                                            244,454
                                                                                                                            _______
Health Care - 21.19%
+ Anadys Pharmaceuticals                                                                                     1,200            3,984
+ CV Therapeutics                                                                                            1,200           14,700
Dade Behring Holdings                                                                                          800           32,584

+ Express Scripts Class A                                                                                      500           38,515
+ Hologic                                                                                                      500           22,455
+ Immucor                                                                                                    1,350           26,879
+ Invitrogen                                                                                                   500           30,895
+ Kinetic Concepts                                                                                             500           22,280
+ MGI Pharma                                                                                                 1,900           27,759
+ Micrus Endovascular                                                                                        1,900           24,814
+ Nastech Pharmaceutical                                                                                     2,500           34,025
+ PDL BioPharma                                                                                              1,500           27,015
+ Rigel Pharmaceuticals                                                                                      1,700           17,340
+ Sciele Pharma                                                                                              1,800           36,792
+ Telik                                                                                                      1,900           32,224
+ United Therapeutics                                                                                          800           47,448
                                                                                                                             ______

                                                                                                                            439,709
                                                                                                                            _______
Technology - 20.03%
+ Activision                                                                                                 1,800           21,510
+ Akamai Technologies                                                                                        1,100           43,593
+ Amdocs                                                                                                     1,100           39,908
+ Cymer                                                                                                        500           19,560
+ Informatica                                                                                                2,300           32,131
Intersil                                                                                                       800           18,808
+ Microsemi                                                                                                  1,100           27,830
+ O2Micro International ADR                                                                                  2,500           14,975
+ Perot Systems Class A                                                                                      2,100           27,972
+ Polycom                                                                                                    1,100           24,420
+ Rackable Systems                                                                                             600           12,792
+ salesforce.com                                                                                               600           15,420
Satyam Computer Services ADR                                                                                   900           31,725
+ Tellabs                                                                                                    1,500           14,100
+ TIBCO Software                                                                                             3,200           25,472
+ Trident Microsystems                                                                                         700           12,054
+ Unica                                                                                                      2,300           20,723
+ Witness Systems                                                                                              800           12,744
                                                                                                                             ______

                                                                                                                            415,737
                                                                                                                            _______
Transportation - 1.59%
Hunt (J.B.) Transport                                                                                          700           14,399
UTi Worldwide                                                                                                  800           18,640
                                                                                                                             ______

                                                                                                                             33,039
                                                                                                                             ______

Total Common Stock (cost $1,923,080)                                                                                      2,026,398
                                                                                                                          _________


Total Market Value of Securities - 97.64%
     (cost $1,923,080)                                                                                                    2,026,398

Receivables and Other Assets Net of Liabilities (See Notes) - 2.36%                                                          48,982
                                                                                                                             ______

Net Assets Applicable to 235,295 Shares Outstanding - 100.00%                                                            $2,075,380
                                                                                                                         __________

ADR - American Depositary Receipts
+ Non-income producing security for the period ended July 31, 2006.


________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Smid-Cap Growth Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                              $  1,923,459
                                                 ____________

Aggregate unrealized appreciation                     263,883
Aggregate unrealized depreciation                    (160,944)
                                                 ____________

Net unrealized appreciation                      $    102,939
                                                 ____________

For federal income tax purposes, at October 31, 2005, capital loss carryforwards of $40,980 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $40,980 expires in 2013.

3. Credit and Market Risk

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At July 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust - The Labor Select International Equity Portfolio
_______________________________________________________________________

July 31, 2006

                                                                                                     Number of            Market
                                                                                                      Shares           Value (U.S.$)

Common Stock - 99.04% |

Australia - 10.41%
* Amcor                                                                                               1,748,043          $ 9,066,811
* Coles Myer                                                                                          1,590,381           13,854,008
Foster's Group                                                                                        4,797,869           19,776,274
National Australia Bank                                                                                 911,993           25,084,172
Telstra                                                                                               5,283,632           15,463,569
* Wesfarmers                                                                                            316,501            8,584,048
                                                                                                                           _________

                                                                                                                          91,828,882
                                                                                                                          __________

Belgium - 2.07%
* Fortis                                                                                                512,150           18,220,038
                                                                                                                          __________

                                                                                                                          18,220,038
                                                                                                                          __________

Finland - 1.59%
UPM-Kymmene                                                                                             632,452           14,025,043
                                                                                                                          __________

                                                                                                                          14,025,043
                                                                                                                          __________

France - 9.18%
* Carrefour                                                                                             221,526           13,812,123
France Telecom                                                                                          264,685            5,544,981
Renault                                                                                                 136,892           14,959,773
* Societe Generale                                                                                      198,099           29,556,434
+ Suez Strip                                                                                            106,724                1,363
* Total                                                                                                 251,543           17,110,345
                                                                                                                          __________

                                                                                                                          80,985,019
                                                                                                                          __________

Germany - 5.84%
Bayer                                                                                                   517,014           25,459,719
* RWE                                                                                                   297,366           26,077,068
                                                                                                                          __________

                                                                                                                          51,536,787
                                                                                                                          __________

Hong Kong - 3.28%
Hong Kong Electric Holdings                                                                           3,271,000           15,575,790
Wharf Holdings                                                                                        3,595,000           13,347,887
                                                                                                                          __________

                                                                                                                          28,923,677
                                                                                                                          __________

Italy - 6.61%
* Banca Intesa                                                                                        4,812,488           27,832,680
UniCredito Italiano                                                                                   3,957,923           30,461,502
                                                                                                                          __________

                                                                                                                          58,294,182
                                                                                                                          __________

Japan - 16.04%
Astellas Pharma                                                                                         216,100            8,595,370
Canon                                                                                                   755,800           36,324,817
* Kao                                                                                                   314,000            8,161,893
KDDI                                                                                                      4,608           29,904,075
Millea Holdings                                                                                             663           12,838,417
* Takeda Pharmaceutical                                                                                 508,600           32,828,650
West Japan Railway                                                                                        3,061           12,789,213
                                                                                                                          __________

                                                                                                                         141,442,435
                                                                                                                         ___________

Netherlands - 5.59%
ING Groep                                                                                               741,302           30,093,727
* Reed Elsevier                                                                                       1,291,524           19,187,090
                                                                                                                          __________

                                                                                                                          49,280,817
                                                                                                                          __________

New Zealand - 1.00%
* Telecom Corporation of New Zealand                                                                  3,480,910            8,769,805
                                                                                                                           _________

                                                                                                                           8,769,805
                                                                                                                           _________

Spain - 9.80%
Banco Santander Central Hispano                                                                       1,448,511           21,944,890
* Iberdrola                                                                                             936,379           33,252,428
* Telefonica                                                                                          1,843,166           31,173,054
                                                                                                                          __________

                                                                                                                          86,370,372
                                                                                                                          __________

United Kingdom - 27.63%
Alliance Boots                                                                                        1,096,236           16,105,271
Aviva                                                                                                   637,311            8,547,539
BG Group                                                                                              2,074,681           27,922,261

BP                                                                                                   2,059,009          24,826,742
Brambles Industries                                                                                  1,750,030          14,260,875
GKN                                                                                                  1,810,288           8,783,518
GlaxoSmithKline                                                                                        968,131          26,800,789
HBOS                                                                                                 1,490,218          27,168,451
Lloyds TSB Group                                                                                     1,918,992          19,320,892
Northern Foods                                                                                       3,503,205           5,480,442
Royal Bank of Scotland Group                                                                           656,155          21,351,080
* Royal Dutch Shell Class A                                                                            692,527          24,477,822
Unilever                                                                                               784,248          18,546,090
                                                                                                                        __________

                                                                                                                       243,591,772
                                                                                                                       ___________

Total Common Stock (cost $664,865,030)                                                                                 873,268,829
                                                                                                                       ___________


Total Market Value of Securities Before Securities Lending Collateral - 99.04%
(cost $664,865,030)                                                                                                    873,268,829


                                                                                                    Principal
                                                                                                  Amount (U.S. $)
Securities Lending Collateral ** - 17.13%

Short-Term Investments - 17.13%
Fixed Rate Notes - 2.92%
Citigroup Global Markets 5.32% 8/1/06                                                              $25,737,830          25,737,830
                                                                                                                        __________

                                                                                                                        25,737,830
                                                                                                                        __________

~ Variable Rate Notes - 14.21%
American Honda Finance 5.32% 2/21/07                                                                 4,316,247           4,316,247
ANZ National 5.32% 8/31/07                                                                             959,166             959,166
Australia New Zealand 5.40% 8/31/07                                                                  4,795,831           4,795,831
Bank of America 5.32% 2/23/07                                                                        6,234,580           6,234,580
Bank of New York 5.34% 8/31/07                                                                       3,836,664           3,836,664
Barclays New York 5.31% 5/18/07                                                                      6,234,580           6,234,580
Bayerische Landesbank 5.45% 8/25/06                                                                  4,795,831           4,795,831
Bear Stearns 5.40% 1/31/07                                                                           5,754,997           5,754,997
BNP Paribas 5.14% 8/31/07                                                                            4,795,831           4,795,831
Canadian Imperial Bank
     5.32% 11/22/06                                                                                  4,795,831           4,795,831
     5.38% 8/31/07                                                                                   2,397,915           2,397,915
CDC Financial Products 5.41% 8/31/06                                                                 6,234,580           6,234,580
Citigroup Global Markets 5.38% 8/7/06                                                                6,234,580           6,234,580
Commonwealth Bank 5.37% 8/31/07                                                                      4,795,831           4,795,831
Goldman Sachs 5.45% 7/31/07                                                                          6,234,580           6,234,580
Manufacturers & Traders 5.38% 9/26/06                                                                4,795,811           4,795,631
Marshall & Ilsley Bank 5.35% 8/31/07                                                                 5,275,414           5,275,414
Merrill Lynch Mortgage Capital 5.41% 8/3/06                                                          4,316,247           4,316,247
National Australia Bank 5.31% 3/7/07                                                                 5,946,830           5,946,830
National City Bank 5.32% 3/2/07                                                                      5,755,350           5,756,605
National Rural Utilities 5.34% 8/31/07                                                               7,577,412           7,577,412
Nordea Bank New York 5.31% 5/16/07                                                                   2,397,890           2,397,795
Nordea Bank Norge 5.33% 8/31/07                                                                      4,795,831           4,795,831
Royal Bank of Scotland 5.38% 8/31/07                                                                 4,795,831           4,795,831
Societe Generale 5.32% 8/31/07                                                                       2,397,915           2,397,915
Wells Fargo 5.38% 8/31/07                                                                            4,795,831           4,795,831
                                                                                                                         _________

                                                                                                                       125,268,386
                                                                                                                       ___________

Total Securities Lending Collateral (cost $151,006,216)                                                                151,006,216
                                                                                                                       ___________

Total Market Value of Securities - 116.17%
     (cost $815,871,246)                                                                                             1,024,275,045 !

Obligation to Return Securities Lending Collateral ** - (17.13%)                                                      (151,006,216)

Receivables and Other Assets Net of Liabilities (See Notes) - 0.96%                                                      8,476,205
                                                                                                                         _________

Net Assets Applicable to 42,794,125 Shares Outstanding - 100.00%                                                      $881,745,034
                                                                                                                      ____________


|  Securities have been classified by country of origin.

*  Fully or partially on loan.

** See Note 4 in "Notes."

+  Non-income producing security for the period ended July 31, 2006.

~  Variable rate security. The interest rate shown is the rate as of July 31, 2006.

|  Includes $142,651,891 of securities loaned.

Summary of Abbreviations:

GBP - British Pound Sterling
JPY - Japanese Yen
USD - U.S. Dollar

The following forward foreign currency exchange contracts were outstanding at July 31, 2006:

Foreign Currency Exchange Contracts (1)

                                                                                                                   Unrealized
Contracts to Deliver                              In Exchange For                 Settlement Date                 Depreciation
___________________                               _______________                 _______________                 _____________

GBP 472,185                                       USD     880,390                       8/01/06                   $    (1,629)
GBP 30,920,500                                    USD  57,648,953                      10/31/06                      (222,332)
JPY 15,069,876                                    USD     915,163                       8/02/06                        (1,317)
                                                                                                                  $  (225,278)

(1) See Note 3 in "Notes."


________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Labor Select International Equity Portfolio (the "Portfolio").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country's tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At July 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments                          $817,191,238
                                             ____________

Aggregate unrealized appreciation             218,876,093
Aggregate unrealized depreciation             (11,792,286)
                                             ____________

Net unrealized appreciation                  $207,083,807
                                             ____________


3. Foreign Exchange Contracts

The Portfolio may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Portfolio records security lending income net of such allocation.

At July 31, 2006, the market value of securities on loan was $142,651,891, for which cash collateral was received and invested in accordance with the Lending Agreement. Such Investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. At July 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                   SIGNATURES
                                   __________

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Delaware Pooled Trust


Patrick P. Coyne
________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  September 27, 2006



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Patrick P. Coyne
________________

By:    Patrick P. Coyne
Title: Chief Executive Officer
Date:  September 27, 2006


Michael P. Bishof
_________________

By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  September 27, 2006